                                                     Registration No. 33-41511
                                                             File No. 811-6332
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No.   22                                          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No.    22                                                        [X]

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                          ROCHESTER PORTFOLIO SERIES
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              (Exact Name of Registrant as Specified in Charter)

                6803 S. Tucson Way, Centennial, CO 80112-3924
                   (Address of Principal Executive Offices)

                                 800.552.1149
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
          Two World Financial Center, 225 Liberty Street-11th Floor
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                           New York, NY 100281-1008
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On April 30, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Limited Term New York Municipal Fund

Prospectus dated April 30, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Limited Term New York Municipal Fund is a mutual fund. Its goal is to provide a high level of income exempt from federal income tax and New York State and
New York City personal income taxes by investing primarily in a portfolio of investment-grade municipal securities intended to have an average effective maturity of five years or less.

This prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest

Contents

            About the Fund
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            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests primarily in a portfolio of investment-grade municipal debt obligations, and seeks a dollar-weighted average effective portfolio maturity of five years or less.
Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets in securities issued by:

o     the State of New York and its political subdivisions (cities, towns and counties, for example),
o     agencies, instrumentalities (which are state-chartered corporations)
         and public authorities of the State of New York, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and New York State and New York City personal income taxes.

These are referred to as "New York municipal securities" in this prospectus.

       What is a Municipal Security? Municipal securities are fixed-income securities primarily issued by states, cities, counties and other governmental entities to finance the development of local
       communities.  To encourage and reward private investor support, the interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued.

       What are New York Municipal Securities? New York Municipal Securities
       are securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal, New York State and New York City personal income taxes.

      Even though the Fund seeks to limit the dollar-weighted average effective maturity of its portfolio to five years or less, it does buy securities having maturities of more than five years.  The Fund can buy municipal bonds (which are obligations having a maturity of more than one year when issued), municipal notes (short-term obligations) and interests in municipal leases. A substantial percentage of the municipal securities the
Fund buys may be "callable," allowing the issuer of the securities to redeem them before their maturity date.

      Under normal market conditions, at least 95% of the Fund's assets that are invested in New York municipal securities will be invested in investment-grade New York municipal securities. "Investment-grade" bonds are either securities rated in one of the four highest rating categories of a nationally-recognized statistical rating organization, such as for example,
Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services
("Standard and Poor's"), a division of The McGraw-Hill Companies, Inc.,
Fitch, Inc. ("Fitch"), or unrated securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), believes to be comparable to investment-grade securities rated by a nationally-recognized rating organization. The Fund's criteria for credit quality are further explained below.

      The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above. The Fund also can use certain derivative investments such as inverse floaters to a limited extent to try to increase income. These investments are more fully explained in "About the Fund's
Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio managers team examines a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio manages team focus on:
o     Investment-grade securities that offer the potential for high income,

         particularly callable bonds,
o     Securities from a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and

o     Securities with various maturities so that portions of the portfolio will mature at different times in an effort to reduce share price volatility and reinvestment risk.

       The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who are seeking income exempt from federal income tax and New York State and New York
City personal income taxes by investing in a fund emphasizing investment-grade securities and an intermediate effective average maturity intended to reduce overall portfolio volatility. As a result of these strategies, the Fund's yields may be lower than longer-term municipal bond funds or municipal bond funds that can invest more of their assets in lower-grade investments. The Fund does not seek capital gains or growth.
Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There also is the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The Fund's share prices and yields may change daily.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If an issuer fails to pay interest, the Fund's income might be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While typically at least 95% of the Fund's assets that are invested in New York municipal securities are investment-grade New York municipal securities, and the Fund's credit risks are therefore less than those of funds that invest a greater percentage of their assets in securities rated below investment-grade, even investment-grade securities are subject to risks of default.

INTEREST RATE RISK. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      The Fund currently seeks to limit the average effective maturity of its overall portfolio to not more than five years to try to reduce the volatility that can occur when interest rates change. However, the Fund does hold individual securities having an effective maturity of more than five years, and their prices may be more volatile when interest rates change.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RISKS OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES. Even though the Fund is "diversified" as to 75% of its assets (which means that, as to
75% of its assets, the Fund cannot invest more than 5% of its assets in the securities of any one issuer), the Fund invests primarily in New York municipal securities. Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political conditions in New York. The Statement of Additional
Information contains further information concerning special investment considerations for New York municipal securities.

While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as for example, general obligation bonds, tobacco settlement bonds, hospital/health care bonds or marine/aviation facilities, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

U.S. Territories, Commonwealths and Possessions
      The Fund also invests in obligations of the governments of the U.S.
Territories, Commonwealths and possessions such as the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income taxes of New York. These investments also are considered to be "New York municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. Territories, Commonwealths and possessions affecting the issuers of such obligations.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

o     Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998, between 46 states and six other U.S.
      jurisdictions (including Puerto Rico and Guam), and the four largest
      U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
      Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately
      92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation.
      The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

       A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, therefore, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

       Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the fund's net asset value.

       The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.  The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject  to  Appropriation"  (STA)  Tobacco  Bonds.  In addition to the tobacco  settlement  bonds discussed  above, the Fund also may invest in tobacco  related  bonds  that are  subject  to a  state's  appropriation
      pledge  ("STA  Tobacco  Bonds").   STA  Tobacco  Bonds  rely on both the
      revenue source from the MSA and a state appropriation pledge.

       These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds"
       (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.
       Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers
       STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

TAXABILITY RISK. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market, interest rate movements or the change in value of particular securities because of an event affecting the issuer.

      Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect New York State and its municipalities. Those changes can affect the value of the Fund's investments and its prices per share. The Fund is more conservative than some other types of municipal bond funds because of its policies of diversification, its focus on investment-grade securities and its goal of limiting its effective average portfolio maturity. However, the Fund has more credit risks than funds that invest only in insured municipal bonds, U.S. government securities, the highest-rated municipal securities or are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of two broad-based market indices and the Consumer
Price Index. The after tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the returns would be less than those shown.

For the period from 1/1/06  through  12/31/06,  the  cumulative  return before taxes for Class A shares was 5.30%.

During the period shown in the bar chart,  the highest return before taxes for a calendar  quarter was 3.67% (3 Qtr'02) and the lowest  return  before  taxes for a calendar quarter was -2.21% (2 Qtr'04).

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Average Annual Total Returns
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for    the    periods    ended

December 31, 2006                   1 Year            5 Years          10 Years

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Class  A   Shares   (inception

9/18/91)                             1.62%             4.52%             4.77%
  Return Before Taxes                1.60%             4.51%             4.77%
  Return After Taxes on              2.41%             4.49%             4.75%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class  B   Shares   (inception       0.48%             4.28%             4.67%

5/01/97)
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Class  C   Shares   (inception       3.52%             4.48%             4.35%

5/01/97)
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Lehman   Brothers    Municipal       4.84%             5.53%             5.76%
Bond   Index    (reflects   no
deduction  for fees,  expenses
or taxes)                                                              5.89%(1)

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Merrill Lynch  Municipal Index
(3-7   Years)   (reflects   no
deduction  for fees,  expenses                                           4.89%
or taxes)                            3.42%             4.34%            5.05%(1)

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Consumer Price Index                 2.54%             2.69%             2.44%
                                                                       2.42%(1)

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1. From  4/30/97
The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (5-years) and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life of class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the
Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The Fund's performance also is compared to the Merrill Lynch Municipal Index (3-7 Years), which consists of municipal bonds having remaining maturities of between 3 and 7 years, and the Consumer
Price Index, a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2006.

--------------------------------------------------------------
Shareholder Fees (charges paid directly from your
investment):
--------------------------------------------------------------
--------------------------------------------------------------
                            Class A     Class B     Class C
                            Shares      Shares      Shares
--------------------------------------------------------------
--------------------------------------------------------------
Maximum Sales Charge         3.50%       None        None
(Load) on purchases
(as % of offering price)
--------------------------------------------------------------
--------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None(1)      4%(2)       1%(3)
original offering price
or redemption proceeds)
--------------------------------------------------------------

-------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-------------------------------------------------------------
-------------------------------------------------------------
                           Class A    Class B      Class C
                             Shares     Shares     Shares
-------------------------------------------------------------
-------------------------------------------------------------
Management Fees              0.40%      0.40%       0.40%
-------------------------------------------------------------
-------------------------------------------------------------
Distribution and/or          0.25%      1.00%       1.00%
Service (12b-1) Fees
-------------------------------------------------------------
-------------------------------------------------------------

Total Other Expenses         0.32%      0.37%       0.34%

-------------------------------------------------------------
-------------------------------------------------------------

   Interest and Related
   Expenses from Inverse     0.18%      0.18%       0.18%
   Floaters(4)

-------------------------------------------------------------
-------------------------------------------------------------

Other Expenses               0.14%      0.19%       0.16%

-------------------------------------------------------------
-------------------------------------------------------------

Total Annual Operating       0.97%      1.77%       1.74%
Expenses

-------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include
transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the
table are based on among other things, the fees the Fund
would have paid if the transfer agent had not waived a
portion of its fees under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended
December 31, 2006, the transfer agent fees did not exceed the expense limitation described above by less than 0.01%, for
each class.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.

2.    Applies to redemptions in the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
   Total Annual Operating Expenses in the table above and the Examples below.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $446          $650          $870         $1,504

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $581          $762         $1,068       $1,692*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $278          $553          $952         $2,069

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $446          $650          $870         $1,504

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $181          $562          $968        $1,692,*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $178          $553          $952         $2,069

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, and Class C contingent  deferred sales charges.
 In the second  example,  the Class A expenses  include the sales charge,  but
 Class  B and  Class C  expenses  do not  include  contingent  deferred  sales charges.
* Class B expenses for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The
Fund's share prices and yields may change daily based on changes in the prices or interest rates of the securities in which the Fund invests. Those security prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events.

      Municipal Securities. The Fund buys municipal bonds and notes, interests in municipal leases and other debt obligations. The Fund can invest in municipal securities that are "general obligations," which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund also can buy
      "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to the alternative minimum tax.
      The Fund selects investments without regard to this type of tax treatment.

      Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated
      maturity.

      Generally, the Fund's municipal securities are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns and counties). The Fund also invests in municipal securities issued by certain territories, commonwealths, and possessions of the United States such as Puerto Rico, Guam and Puerto
      Rico).

      To seek a higher yield, the Fund also can invest in municipal securities other than New York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New
      York City personal income tax. The Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable, income that was previously distributed as exempt-interest dividends.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure fully to recover the original investment.
      Some lease obligations may not have an active trading market, which means that the Fund might have difficulty selling its investment at an acceptable price. The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys. The Fund primarily buys municipal securities that are "investment-grade" at the time of purchase. "Investment-grade" bonds are those rated in one of the four highest rating categories of a nationally-recognized rating organization, such as Moody's Investors Service, Standard and Poor's,
      Fitch or unrated securities that the Manager, believes to be comparable to investment-grade securities rated by a nationally-recognized statistical rating organization. The Fund considers the following securities to be "investment grade" under its credit quality guidelines:

o     municipal bonds, tax-exempt commercial paper and short-term tax-exempt notes rated investment grade by a nationally-recognized rating organization,
o     New York municipal securities issued by an entity that has other obligations outstanding that meet one of the rating criteria discussed herein,
o     New York municipal securities backed by a letter of credit or guarantee by a bank or other institution that has outstanding securities that meet one of the credit criteria discussed herein,
o     unrated New York municipal securities that the Manager believes are comparable to investment-grade rated securities, and
o     obligations backed by the full faith and credit of the U.S. government.

      Lower-rated securities may have speculative characteristics. The Fund will not buy securities with a rating, at the time of investment, below "Ba"
by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager has determined are comparable to rated securities in those categories). Appendix A to the Statement of Additional Information contains a list of the ratings definitions of the principal rating organizations.

       The Manager relies to some extent on credit ratings by
nationally-recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security.
However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but it will not be changed without the approval of the Board of Trustees and notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Borrowing for Leverage.  The Fund has the ability borrow from banks to purchase additional securities, a technique referred to as "leverage" in amounts up to one-third of its total assets (including the amount borrowed)
less all liabilities and indebtedness other than borrowings. It may also borrow up to 5% of its total assets for temporary purposes from any person.
This use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes. The interest on borrowed money is an expense that might reduce the Fund's yield.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
      "Inverse floaters" and "floating rate" or "variable rate obligations"
      are examples of derivatives that the Fund can use and are discussed further below. The Fund typically does not use hedging instruments, such as options, to try to hedge investment risks.

o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations.  Some municipal securities the Fund can purchase have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted in relation to a specified market rate for such investments, such as the percentage of the prime rate of a bank or the
      91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the
      Fund an undivided interest in a municipal obligation in proportion to its investment.

o     Inverse Floaters. The Fund may invest up to 5% of its total assets in
      "inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

      Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs). Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

      The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

      The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the
      "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

      Because of the accounting treatment for inverse floaters created by the
      Fund's transfer of a municipal bond to a trust, the Fund's financial statements reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the Fund's Statement of Investments to include the underlying municipal bond.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Fund does not intend to enter into these transactions for speculative purposes.
      During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment until the Fund receives the security on settlement of the trade.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. The Fund limits these investments to not more than 10% of its net assets.

o     Illiquid Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets in illiquid securities. The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated
      coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary Defensive and Interim Investments.   In times of unstable adverse
      market, economic or political conditions, the Fund can invest up to
      100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  This may happen when the Manager believes that unstable or adverse market, economic or political conditions might erode the value of the Fund's portfolio.
      Generally, such investments would be short-term municipal securities but could be taxable short-term debt securities. The Fund also might hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these investments may not be tax-exempt and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the fund's investment objective. Making those investments, the Fund might not achieve its objective.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of the first and third fiscal quarters. These required quarterly filings are publicly available at the Securities and Exchange
      Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

       A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $245 billion in assets as of March 31, 2007, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and
0.38% of average annual net assets in excess of $5 billion. The Fund's advisory fee for the period ended December 31, 2006, was 0.40% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual
Report to shareholders for the year ended December 31, 2006.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott
     S. Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael
     L. Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

Mr. Fielding has been a Vice President and Senior Portfolio Manager of the
Fund since January 1996.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996.  He is the chief strategist, a Senior
Portfolio Manager, an officer, and a trader for the Fund and other
Oppenheimer funds.

 Mr. Loughran has been a Vice President of the Fund since October 2005 and a
Senior Portfolio Manager of the Fund since April 2001.  Mr. Loughran was a
Portfolio Manager of the Fund from since April 2001 and has been a Vice
President of the Manager since 1999.  He is team leader, a Senior Portfolio
Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mr. Cottier has been a Vice President of the Fund since October 2005 and a
Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice
President of the Manager since 2002.  Prior to joining the Manager in 2002,
Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to 2002.  He is a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

 Mr. Willis has been a Vice President of the Fund since October 2005 and a
Senior Portfolio Manager of the Fund since January 2006.  He was a Portfolio
Manager of the Fund from May 2003 to December 2005.  Mr. Willis has been an
Assistant Vice President of the Manager since July 2005.  Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for Southern
Resource Group from 1999 to 2003.  He is a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

 Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the
Manager since September 2006.  Mr. DeMitry was a Research Analyst of the
Manager from June 2003 to August 2006.  He was a Credit Analyst of the
Manager from July 2001 to May 2003.  He is an Associate Portfolio Manager and
a trader for the Fund and other Oppenheimer funds.

 Mr. Franz has been an Associate Portfolio Manager of the Fund and of the
Manager since September 2006.  Mr. Franz was a Research Analyst of the
Manager from June 2003 to August 2006.  Prior to joining the Manager, Mr.
Franz was a summer intern in the Securities Division at TIAA-CREF from June
2002 to September 2002.  He is an Associate Portfolio Manager and a trader for the Fund and other Oppenheimer funds.

Mr. Camarella is a Research Analyst for the Fund.  He has been a Research
Analyst of the Manager since February 2006.  Mr. Camarella was a Credit
Analyst of the Manager from June 2003 to January 2006.  Prior to joining the
Manager, he was employed as an Investment Banking Analyst for Wachovia
Securities in Charlotte, North Carolina from January 2000 to June 2002. He is also a trader for the Fund and other Oppenheimer funds.

Additional information about the Fund's portfolio management team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the statement of additional information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.o
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the
      Fund determines its net asset value per share.

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price.  For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
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WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than five years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  and do not expect to need access to your money for five years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales   Front-End Sales   Concession As a
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the
         Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
         Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Your
         Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer
         Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

         If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of
         Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors. These are described in greater detail in
         Appendix B to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To,"
         follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name).  A
         description of these waivers and special sales charge
         arrangements is also available for viewing on the
         OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers").
         To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being
         purchased) at the time of purchase, or notify the Transfer
         Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
Class A Contingent Deferred Sales Charge. There is no initial sales charge on
      Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an
      18-month "holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

      The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

      The Distributor pays concessions from its own resources equal to 1.0%
      of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The fund makes these payments quarterly, based on an annual rate of up to 0.25%
      of the average annual net assets of Class A shares of the Fund. The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

       Prior to march 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
      Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
      March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently  available for exchanges in the Statement of Additional  Information or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

A contingent  deferred  sales  charge  (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you exchange your shares during the applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire.  Similarly, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over to the  acquired  shares of the Fund.  In either of these  situations,  a
CDSC may be imposed if the acquired  shares are redeemed before the end of the
CDSC holding period that applied to the exchanged shares.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and  circumstances are described in  detail  in the  "How to  Exchange  Shares"  section  in the  Statement  of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or the internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
      Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority is revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

         While the Fund, the Distributor, the Manager and the Transfer Agent
         encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer
         Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus"
         or "street name" accounts of a financial intermediary. Therefore the
         Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
         Agent.

         However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.
         However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and capital gains distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities and designated by the Fund as
"exempt-interest dividends" will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the
OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I
Want To," clink on the link "Access the Tax Center" and under the drop down menu for "Tax Preparation Information," click the link "Municipal Income/Tax
Preference Percentage Tables." You'll find a link to the Oppenheimer
Municipal Fund AMT Tax Percentages at the end of that page. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New York generally should not be subject to federal, state, or local income taxes. The portion of the Fund's dividends that is attributable to income earned on other obligations (not New York municipal securities) will normally be subject to
New York State and City personal income tax. Exempt-interest dividends attributable to income from New York municipal securities will generally be subject to state and local personal income taxes applicable to residents of other states.

     Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

     It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
distributions).This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,               2006            2005              2004              2003                2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $      3.36     $      3.33       $      3.32       $      3.31         $      3.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .14 1           .14 1             .14 1             .14                 .15
Net realized and unrealized gain                   .03             .03               .01               .01                 .05
                                           -----------------------------------------------------------------------------------------
Total from investment operations                   .17             .17               .15               .15                 .20
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.13)           (.14)             (.14)             (.14)               (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $      3.40     $      3.36       $      3.33       $      3.32         $      3.31
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                5.30%           5.13%             4.77%             4.80%               6.33%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $ 2,784,037     $ 2,589,629       $ 2,155,310       $ 1,944,385         $ 1,868,271
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 2,696,464     $ 2,380,822       $ 2,029,517       $ 1,894,331         $ 1,472,317
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.10%           4.12%             4.30%             4.51%               4.65%
Expenses excluding interest and fees on
short-term floating rate notes issued             0.79%           0.79%             0.77%             0.76%               0.74%
Interest and fees on short-term
floating rate notes issued 7                      0.18%           0.03% 8           0.01% 8           0.00% 8             0.00% 8
                                           -----------------------------------------------------------------------------------------
Total expenses                                    0.97% 4         0.82% 4,8         0.78% 4,8         0.76% 4,5,8         0.74 4,6,8
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             23%             19% 9             16% 9             28% 9               21% 9

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

8. Amounts have been adjusted to reflect the inclusion of interest expense and fees related to the Fund's investment in certain inverse floating rate securities. These adjustments are not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

9. Portfolio turnover has been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings. This adjustment is not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS B     YEAR ENDED DECEMBER 31,              2006         2005           2004            2003             2002
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   3.36     $   3.32       $   3.32        $   3.31         $   3.27
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .11 1        .11 1          .12 1           .12              .13
Net realized and unrealized gain                  .04          .04             --             .01              .05
                                             ----------------------------------------------------------------------------
Total from investment operations                  .15          .15            .12             .13              .18
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.11)        (.11)          (.12)           (.12)            (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   3.40     $   3.36       $   3.32        $   3.32         $   3.31
                                             ============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               4.48%        4.62%          3.65%           3.99%            5.53%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $318,452     $379,045       $417,473        $444,537         $383,690
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $346,849     $398,461       $427,486        $429,564         $261,858
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.31%        3.34%          3.52%           3.72%            3.85%
Expenses excluding interest
and fees on short-term
floating rate notes issued                       1.59%        1.58%          1.55%           1.55%            1.51%
Interest and fees on short-term
floating rate notes issued 7                     0.18%        0.03% 8        0.01% 8         0.00% 8          0.00% 8
                                             ----------------------------------------------------------------------------

Total expenses                                   1.77% 4      1.61% 4,8      1.56% 4,5,8     1.55% 4,5,8      1.51% 4,6,8

-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%          19% 9          16% 9           28% 9            21% 9

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

8. Amounts have been adjusted to reflect the inclusion of interest expense and fees related to the Fund's investment in certain inverse floating rate securities. These adjustments are not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

9. Portfolio turnover has been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings. This adjustment is not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED DECEMBER 31,                2006           2005             2004             2003             2002
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     3.35     $     3.32       $     3.31       $     3.30         $   3.26
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 1          .11 1            .12 1            .12              .13
Net realized and unrealized gain                    .04            .03              .01              .01              .05
                                             -----------------------------------------------------------------------------------
Total from investment operations                    .15            .14              .13              .13              .18
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income               (.11)          (.11)            (.12)            (.12)            (.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     3.39     $     3.35       $     3.32       $     3.31         $   3.30
                                             ===================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 4.52%          4.35%            4.00%            4.02%            5.54%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $1,105,643     $1,139,882       $1,040,035       $1,006,103         $894,469
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $1,127,896     $1,095,066       $1,009,112       $  977,323         $574,124
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              3.34%          3.36%            3.55%            3.74%            3.82%
Expenses excluding interest and fees on
short-term floating rate notes issued              1.56%          1.56%            1.52%            1.52%            1.51%
Interest and fees on short-term
floating rate notes issued 7                       0.18%          0.03% 8          0.01% 8          0.00% 8          0.00% 8
                                             -----------------------------------------------------------------------------------
Total expenses                                     1.74% 4        1.59% 4,8        1.53% 4,8        1.52% 4,5,8      1.51% 4,6,8
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%            19% 9            16% 9            28% 9            21% 9

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

8. Amounts have been adjusted to reflect the inclusion of interest expense and fees related to the Fund's investment in certain inverse floating rate securities. These adjustments are not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

9. Portfolio turnover has been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings. This adjustment is not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

INFORMATION AND SERVICES

For More Information on
Limited Term New York Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL.OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-6332

PR0355.001.0407
Printed on recycled paper

                          Appendix to Prospectus of
                     LIMITED TERM NEW YORK MUNICIPAL FUND

      Graphic  material  included  in  prospectus  of  Limited  Term  New York
Municipal  Fund:  "Annual  Total  Returns  (Class A) (as of  December  31 each year)."

      A bar chart will be included in the  prospectus of Limited Term New York
Municipal  Fund  (the  "Fund")   depicting  the  annual  total  returns  of  a
hypothetical  investment in Class A shares of the Fund for each of the last 10 calendar years,  without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

               ------------------------------------------------------
                                                 Limited Term
                  Calendar Year Ended:     New York Municipal Fund
               ------------------------------------------------------
               ------------------------------------------------------

               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/97                    8.01%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/98                    5.94%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/99                    -0.87%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/00                    7.47%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/01                    4.85%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/02                    6.33%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/03                    4.80%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/04                    4.77%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/05                    5.13%
               ------------------------------------------------------
               ------------------------------------------------------

                        12/31/06                    5.30%

               ------------------------------------------------------

Limited Term New York Municipal Fund
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated April 30, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated April 30, 2007, as further supplemented thereafter. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services,
at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                   Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

Appendix A: Municipal Bond Ratings Definitions............................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers.B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described in this SAI in seeking its goal. It may use some of the investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      |X|   Determining the Average Effective Portfolio Maturity. In seeking to maintain an average effective portfolio maturity of less than five years, the Fund may purchase individual securities that have effective maturities of more or less than five years. The effective maturity of a bond might lengthen if market interest rates increase, and the effective maturity might shorten if market interest rates decline. Increasing market interest rates therefore could cause the average effective maturity of the portfolio to lengthen beyond five years, absent any portfolio transactions.

      If the average effective maturity of the portfolio should exceed five years, the Fund will not purchase securities that have effective maturities beyond five years. The Manager might also take steps to reduce the average effective maturity of the portfolio below five years. Those steps might include selling bonds with effective maturities beyond five years or buying bonds with effective maturities less than five years.

      In computing the Fund's average effective portfolio maturity, the
Manager intends to use the same effective maturity dates that are shorter than the bond's stated maturity that are used in the marketplace for evaluating a bond for trading and pricing purposes. That date might be the date of a mandatory put, pre-refunded call, optional call or the average life to which a bond is priced. A bond having a variable coupon rate or anticipated principal prepayment may be assigned an effective maturity that is shorter than a stated call date, put date or average life, to reflect more closely the reduced price volatility expectations as to that bond.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments."
The Fund may from time to time invest in municipal securities other than New
York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to
New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development"
and "private activity" bonds). They may have fixed, variable or floating rates of interest, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate shares of the tobacco Master Settlement Agreement, as described below under the section titled "Tobacco Related Bonds." Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_|      Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain financing to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid and Restricted Securities." Municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of
Trustees are not subject to the Fund's 15% limit on investments in illiquid securities.

      Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

      In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the
Manager will evaluate the likelihood of a continuing market for these securities and their credit quality.

      The Fund attempts to reduce its exposure to some of these risks by not investing more than 10% of its total assets in municipal leases obligations that contain "non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:
o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the
MSA. The MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds,
Brown & Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

       A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits, allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation that interpretation appears to conflict with interpretations by other courts, that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they
undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
As a result, the pre-refunded security has essentially the same risks of default as an AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in Appendix A to this SAI. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Up to 5% of the Fund's assets that are invested in New York municipal securities (as defined in the
Prospectus) may be invested in New York municipal obligations rated below investment grade. In addition, no more than 5% of the Fund's assets that are invested in municipal obligations overall may be invested in municipal obligations rated below investment grade. These are commonly referred to as
"junk bonds." Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.
However, because the added risk of lower quality securities might not be consistent with the Fund's policy of prudent investment management, the Fund limits its investments in lower grade securities and does not buy securities rated below "Ba" by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager deems to be of comparable quality).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade, they may be subject to special risks and have some speculative characteristics.

      In the event of unanticipated financial difficulties, default or bankruptcy of an issuer of an obligation or the underlying source of funds for debt service on an obligation the Fund owns, the Fund can take such action as the Manager considers appropriate. That might include, for example, retaining the services of persons, firms, professional organizations and others to evaluate or protect real estate, facilities or other assets securing the obligation or acquired by the Fund as a result of such event.
The Fund will incur additional costs in taking protective action with respect to portfolio obligations that are in default or the assets securing those obligations. As a result, the Fund's share prices could be adversely affected. Any income derived from the Fund's ownership or operation of assets acquired as a result of these types of actions might not be tax-exempt.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated June 12, 2006 and on publicly-available official statements relating to offerings by issuers of
New York municipal securities on or prior to March 22, 2006 with respect to offerings of New York State, and on or prior to April 6, 2006 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      |X| Factors Affecting Investments in New York State Securities.  The
2006-07 Enacted Budget Financial Plan ("Enacted Budget Financial Plan" or
"Financial Plan") was prepared by the New York State Division of Budget
("DOB") and reflects the actions of the Legislature and Governor through May
12, 2006.   The State finalized the Enacted Budget for 2006-07 on April 26,
2006.

      The Enacted Budget Financial Plan contains estimates and projections of future results that should not be construed as statements of fact.  These estimates and projections are based upon various assumptions that may be affected by numerous factors, including future economic conditions in the
State and nation, Federal law changes, and adverse judgments against the
State. There can be no assurance that actual results will not differ materially and adversely from the estimates and projections contained in the
Enacted Budget Financial Plan summarized herein.

      The State reported that the General Fund (the main operating fund of the State) was balanced on a cash basis, with annual spending projected to grow by over 9%, reflecting substantial increases in school aid, health care, and higher education. All Governmental Funds spending, which includes Federal aid, was estimated at $112.5 billion, an increase of 7.8 % from 2005-06.
State tax receipts were expected to return to a historical growth rate of roughly 5% over 2005-06 levels, following two consecutive years in which growth exceeded 10%for the first time ever. State debt outstanding was projected to total $50.7 billion in 2006-07, with debt service equal to roughly 4.2% of All Funds receipts.

      Entering the 2006-07 budget cycle, the State had estimated a budget imbalance of $751 million in 2006-07 and gaps in the range of $3 billion to
$4 billion in future years. The Governor's Executive Budget proposal, if enacted in its entirety, would have eliminated the 2006-07 imbalance and left gaps of $1.9 billion in 2007-08 and $3.9 billion in 2008-09. The Enacted
Budget Financial Plan, which incorporated both the Legislature's modifications to the Executive proposal and the impact of gubernatorial vetoes and subsequent legislative overrides (through May 12, 2006, the date of the Enacted Budget Financial Plan), was also balanced in 2006-07, but projected an estimated gap of $3.7 billion in 2007-08 and $4.3 billion in
2008-09.

      Many complex political, social and economic forces influence the
State's economy and finances, which may in turn affect the State's Financial
Plan unpredictably from fiscal year to fiscal year.  For example, the
Financial Plan is necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of specific and cyclical changes in the national and State economies.

      The U.S. Economy.  The State reported that the U.S. economy rebounded in the first quarter of 2006 with growth of 4.8%, following anemic growth of only 1.7% in the fourth quarter of 2005. Much of the weakness in the fourth quarter was due to timing factors and, thus, a strong first quarter performance was expected. However, the 3.3% average growth rate over the two quarters represented a slowdown from the 4.1% average over the prior two and one-half years. With interest rates rising and the housing market exhibiting signs of cooling, the national economy was expected to significantly decelerate over the course of 2006 and into 2007. This outlook is consistent with the consensus economic forecasting process conducted by the Executive and the Legislature in advance of the enactment of the State's 2006-07
Budget. Despite the slowdown, several factors-- including: continued
improvement in business spending and hiring, substantial outlays for post-hurricane reconstruction, and continued growth abroad-- were expected to lead to growth at roughly the long-term trend rate over most of the forecast horizon.

      Since the release of the 2006-07 Executive Budget with 30-day amendments in February 2006, revisions to third and fourth quarter data indicated that the national economy entered the year with slightly more momentum than originally thought. Both income and output were modestly stronger than preliminary data indicated. Therefore, DOB slightly increased projected growth in real U.S. GDP for 2006 to 3.4%, following growth of 3.5%
for 2005.

      Inflation and Monetary Policy.  Geopolitical concerns have sent energy prices higher since the release of the Executive Budget with 30-day amendments. Earlier in 2006, favorable inventories reports made it appear as if crude oil prices would moderate, but they in fact did just the opposite.
With supply concerns becoming a more permanent feature of the energy landscape, DOB altered its outlook for oil prices accordingly. However, a slowing economy and well-anchored expectations regarding inflation mean that higher energy prices should translate into only slightly higher growth in the general price level. Consumer price inflation was projected to be 3.1% for
2006.

      After almost two years of consecutive interest rate increases of 25 basis points each, long-term interest rates have finally risen above their levels when the Federal Reserve initiated its policy shift at the end of June
2004. In late April, the 10-year Treasury yield breached 5% for the first time since 2002. Nevertheless, the interest rate term spread remained historically narrow for what was believed to be the middle and not the end of an economic expansion. How the Federal Reserve views the causes of the widely discussed "interest rate conundrum" may determine how much tightening the monetary authority thinks it needs in order to maintain price stability. In the past, narrowing term spreads have often signaled the onset of a recession. However, the prevailing view was that the recent narrowing of the term spread had been the result of a declining term premium, rather than a harbinger of bad times to come. Possible explanations for the decline in the term premium included: more moderate inflation and economic volatility, due in part to well-anchored inflation expectations; currency market interventions by foreign governments; asset management strategies pursued by pension funds; and a tight supply of long-term securities relative to demand.

      Since long-term rates are viewed as more important to the
decision-making of households and businesses than short-term rates, DOB believed the behavior of the term premium could have important implications for the conduct of monetary policy. For example, a lower term premium could imply a higher policy-neutral interest rate target relative to the historical average. DOB expected that the central bank would accelerate the pace of growth in its federal funds target, then pause once it reaches 5%, leaving its longer-term path unchanged from the Executive Budget forecast.
Consequently, the 10-year Treasury yield was also expected to rise more quickly over the course of 2006 than was projected in February.

      Household Spending and Housing Market Risk.  DOB interpreted recent data as suggesting that a cooling process in the housing market has already begun. Like other long-term interest rates, mortgage rates have had an unusual relationship with the federal funds rate since mid-2004. Nonetheless, mortgage rates are at their highest levels since early 2003, implying a decline in housing affordability, all else being equal. Consequently, both new and existing home sales have fallen from their 2005 peaks and construction employment growth has leveled off.

      With the rise in interest rates and the cooling of the housing market, mortgage equity withdrawals were expected to diminish. This decline could act to diminish consumer spending. Data collected by Freddie Mac indicated that the 2005 volume of equity cash-outs was even stronger than had been projected in February. However, cash withdrawals were expected to fall by about half for 2006, and the eventual impact on consumption growth could be even larger than originally estimated. But the lags with which households are believed to spend these withdrawals should ensure that the impact will unfold gradually.
In addition, the national labor market remained strong, with employment gains averaging 218,000 for the five-month post-hurricane period of November 2005 through March 2006. Employment growth was projected at 1.6% for 2006, slightly stronger than the 1.5% growth experienced in 2005. The forecast for
2006 translated into average monthly gains of about 170,000 jobs for the remainder of the year, more than sufficient to absorb the expected growth in the labor force. Moreover, revisions to wages by the U.S. Bureau of Economic
Analysis indicated even stronger growth for 2005 than originally estimated, resulting in a higher forecast for both wages and personal income for 2006 as well. Wage and personal income growth were projected at 5.5% and 6.2%, respectively, for 2006.

      DOB expected that the strength in employment and income growth would almost fully compensate for the decline in stimulus coming from the housing market. Total consumption spending was expected to grow 3.4% for 2006, slightly below the 3.5%rate for 2005, and slightly above the Executive Budget projection. A subdued housing market was still expected to sharply reduce residential construction spending from 7.1% in 2005 to 1.3%for 2006. However, the downside risks to the forecast stemming from the household sector were believed to be more pronounced now than in February. Elevated energy prices, particularly for gasoline, could take a larger bite out of consumer spending than projected.  In addition, an accelerated pace of interest rate increases could imply a quicker falloff in mortgage refinancings and equity withdrawals, as well as home sales.

      Business Sector Spending.  In addition to the strong recent gains in employment, the nation's business sector has shown an increased propensity to spend on plant and equipment. Year-over-year growth in shipments of non-defense capital goods has accelerated recently, after falling off during much of 2005. This falloff occurred despite extremely robust growth in corporate profits. Investment in equipment and software in the fourth quarter was brought down by a slowdown in auto purchases by businesses, following a strong response to buyer incentives offered over the summer. However, after adjusting for this timing factor, it becomes apparent that momentum in overall business spending is building. Indeed, spending for nonresidential structures also appeared to be on the upswing, perhaps in anticipation of higher future long term interest rates. These developments have led DOB to increase projected growth in nonresidential fixed investment for 2006 to
8.9%, following growth of 8.6% for 2005.

      Growth in corporate profits from current production, including the inventory valuation and capital consumption adjustments, was exceedingly strong in the fourth quarter of 2005, bringing growth up to 16.4% for all of
2005. Profits were expected to remain strong, consistent with higher projected energy prices. Therefore, the DOB has raised its forecast for profits growth for 2006 to 13.9%. This increase in projected corporate earnings was expected to be largely offset by faster growth in long-term interest rates. Thus, projected equity market growth for 2006, as represented by growth in the S&P 500 price index, was virtually unchanged at 10.4%, following growth of 6.8% in 2005.

      Twin Deficits Remain a Risk.  DOB reported that there are indications that global growth is exceeding expectations, which combined with revised data for the fourth quarter, has resulted in faster export growth than projected in February. Real export growth of 8.0% was projected for 2006, following growth of 6.9% for 2005. However, preliminary data, along with stronger projected investment growth, have resulted in higher projected import growth as well. Real import growth of 8.4% was projected for 2006, following growth of 6.3% for 2005. These revisions to foreign sector growth were believed to imply a deteriorating trade deficit for 2006. In addition, the war and reconstruction efforts, along with the recent expansion of the
Medicare program, were believed to imply continued stimulus from Federal fiscal policy. Based on revised data for the fourth quarter of 2005 and preliminary data for the first quarter of 2006, DOB increased the projected rate of real government spending for 2006 to 2.1%, following growth of 1.8%
for 2005. The Federal budget deficit, along with an ever-widening trade deficit, was believed to pose a continuing risk to the U.S. dollar. With growth prospects now significantly improving, the Bank of Japan's effort to depress the value of the yen relative to the dollar could diminish with time.
Indeed, Japan's foreign holdings of U.S. Treasury securities as of January
2006 were actually below the January 2005 level. Moreover, Chinese holdings of U.S. Treasuries, the second largest outside of the U.S., grew at a much slower rate over the course of 2005 than over the prior year. Strengthening global growth was expected to generate concern about inflation and, hence, rising interest rates worldwide, leaving the dollar more vulnerable to depreciation risk as a result of the growing twin deficits.

      Risks to the U.S. Forecast.  In addition to the risks outlined above, a shock to the economy related to geopolitical uncertainty, particularly in the form of a direct attack, was believed to be the greatest risk to the U.S.
forecast. DOB's outlook for household sector spending continued to rely on healthy growth in employment and wages, a gradual receding of inflationary pressures, a slow decline in the housing market, and the settling of interest rates at a relatively "neutral" level. If the Federal Reserve believes that the long bond term premium is permanently lower, then it might feel the need to raise short-term interest rates by more than in the past in order to preempt inflationary pressure, presenting the possibility that the Federal
Reserve could overshoot. A weaker labor or housing market, or higher interest rates than expected could result in lower consumer spending than projected.
Energy market speculation in the face of a tight and uncertain supply of oil remained a risk to the inflation forecast, and was compounded by risks to the value of the dollar. Finally, excessive volatility in equity prices were an additional source of uncertainty. However, stronger job growth, lower energy prices, or lower long-term interest rates than anticipated could result in a stronger national economy than projected.

      The New York Economy.  DOB reported that the State's recovery is securely in the middle of its third year. The State's financial and housing sectors have been strongly supported by low interest rates and rising home prices, while the professional and business services sector has benefited from robust growth in U.S. corporate profits. In addition, New York City's tourism boom appeared to be continuing. However, data continued to indicate that the State's economic momentum may have peaked in 2005, with growth expected to slow going forward. State private sector employment growth was projected to slow to 0.9% in 2006, consistent with the consensus economic forecasting process conducted by the Executive and the Legislature in advance of the enactment of the State's 2006-07 Budget.

      Certain recent establishment-level data, which permits a more detailed analysis of the State's labor market dynamics, continued to support a positive outlook for State employment growth. The State's gross rate of job creation comfortably exceeded the gross rate of job destruction.
Nevertheless, a recent upturn in the job destruction index was believed to be yet another indicator of the slowing of State economic growth. DOB believed recent Federal Reserve policy appears aimed at engineering a soft landing for the U.S. economy as was successfully accomplished in 1994-95. However, as the events of that period demonstrated, because of the State's position as a financial market capital, the New York economy tends to be more sensitive to monetary policy actions than the economies of other states. Employment growth at both the State and national levels responded negatively to the seven consecutive interest rate hikes implemented by the Federal Reserve between
January 1994 and January 1995. Thus the soft landing projected for the nation could turn into a significant slowdown for New York.

      Risks to the New York Forecast.  DOB believed that all of the risks to the U.S. forecast described above apply to the State forecast as well, although as the nation's financial capital, interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New
York. Finance and insurance sector bonuses fell 7.7% during the 1994-95 State fiscal year in the wake of the Federal Reserve's policy shift. This risk would become amplified should the central bank overshoot its target. The impact of rising rates on the State's housing sector also poses a risk.
Should the State's real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. These effects could ripple though the economy, depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

      Non-Implementation of Unconstitutional Items.  In acting on the legislative budget, the Governor vetoed 39 items worth $1.5 billion in the
General Fund ($2.2 billion All Funds) on constitutional grounds. The Enacted
Budget Financial Plan estimates incorporated the savings generated by the
Governor's vetoes of such items, the most significant of which concerned
Medicaid and a new tax rebate program. The General Fund value of the unconstitutional items is $1.5 billion in 2006-07, and roughly $1.1 billion in each of the out-years. If litigation challenging the non-implementation of one or more of the vetoed items is ultimately successful, the Financial Plan could be at risk for an amount up to the value of the vetoes.

      Reduction in Sales Tax on Gasoline/Other Budgetary Items.  The
Financial Plan reflects the actions of the Legislature and Governor through
May 12, 2006. Since that time, the State enacted a "cap" on the State sales tax for gasoline. Prior to the cap, the State collected an average of 12 cents in sales taxes on a gallon of gas at current prices; this law caps the tax at 8 cents per gallon. DOB estimated that the cap, which took effect on
June 1, 2006, would result in a revenue loss of roughly $160 million in the current fiscal year and $220 million annually thereafter.

      School Finance Litigation.  In 2003, the State Court of Appeals found that the State's school financing system failed to provide students in New
York City with an opportunity for a "sound basic education (SBE)," in violation of the State Constitution. The State's SBE aid program that began in 2005-06 is part of an effort to comply with the State Court of Appeals ruling. On May 8, 2006, the Court of Appeals authorized an expedited briefing schedule to hear arguments related to the State's compliance with the Court's order. Oral arguments may occur as early as September 2006. The 2006-07
Budget included $700 million in SBE Aid in the 2006-07 school year, of which approximately 60% is for New York City (an increase of roughly $225 million in 2006-07). Approximately 40% of "traditional" school aid is also provided to New York City. The Financial Plan projected traditional school aid increases of roughly $500 million annually. In addition, video lottery terminal (VLT) revenues were forecast to reach $1.0 billion in 2007-08 and
$1.5 billion by 2008-09, with the entire amount earmarked to finance SBE aid.
Delays in the opening of currently authorized VLT facilities or the failure to approve proposed expansion of the number of authorized facilities may adversely affect the level of VLT revenues available to finance SBE grants.

      To directly address the New York City school construction funding directed by the Court, the Budget further authorized (1) $1.8 billion in capital grants for New York City school construction, and (2) the City's
Transitional Finance Authority to issue $9.4 billion in bonds for school construction.

      Litigation is ongoing and there is no assurance that these remedies will be sufficient to meet the Court's standards, or that other litigation will not arise related to the adequacy of the State's school financing system.

      Federal Actions.  At the request of the Federal government, the State discontinued intergovernmental transfer payments in 2005-06 pending Federal approval of a State Plan Amendment (SPA). The SPA was approved late in the
2005-06 fiscal year for a one-year term only and must be resubmitted annually. These payments are related to disproportionate share hospital payments to public hospitals throughout the State, including those operated by the New York City Health and Hospital Corporation, SUNY and the counties.
If these payments are not approved in 2006-07 and beyond, the State's health care financing system could be adversely affected.

      Medicare Part D Implementation. The State incurred costs related to the emergency financial coverage of prescription drug costs for dual-eligible individuals (i.e., eligible for both Medicare and Medicaid benefits) due to nationwide implementation issues with the Federal Medicare Part D Program.
These costs totaled roughly $120 million as of March 31, 2006. The Federal government has assured the State that it will fully reimburse these costs, but there can be no assurance that it will do so in a timely manner or at the levels identified by the State.

      Labor Contracts. Existing labor contracts with all the State's major employee unions are set to expire at the end of 2006-07. The existing contracts cover a four-year period and included an $800 lump sum payment and general salary increases of 2.5% in 2004-05, 2.75% in 2005-06 and 3.0% in
2006-07, as well as a recurring $800 increase to base pay effective April
2007, at a total cost of approximately $2.2 billion to the General Fund and
$2.9 billion in All Funds. The Financial Plan did not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future one percent salary increase would cost roughly $83 million annually in the
General Fund and $129 million in All Funds.

      Miscellaneous Receipts. The Financial Plan assumed approximately $500 million annually in receipts that are the subject of ongoing negotiations between the State and counties and New York City. Actual receipts in 2005-06 were $450 million below planned levels, which was offset by a reduction in spending for State aid to localities. There can be no assurance that comparable shortfalls will not occur in 2006-07 or in future years, or that offsetting spending reductions will occur.

      |X| The 2006-07 Financial Plan.

      General Fund Receipts.  Total 2006-07 General Fund receipts, including transfers from other funds, were estimated to be $50.9 billion, an increase of $3.7 billion, or 7.7% over the prior year. General Fund tax receipts growth was projected at 6.7%. General Fund miscellaneous receipts are projected to increase by 41.1%, largely due to several one-time transactions expected in the 2006-07 fiscal year.

      General Fund personal income tax (PIT) receipts for 2006-07 were expected to total $23.1 billion, an 11.8% increase over the prior year.
General Fund receipts for user taxes and fees were estimated to be $8.3 billion in 2006-07, a decrease of 3.7% from 2005-06. General Fund sales tax receipts were projected to be $7.7 billion, a decrease of $292 million, or
3.7%. General Fund business taxes are expected to reach $5.3 billion in
2006-07, an increase of 4.3%. General Fund receipts in 2006-07 from other taxes were projected to increase $15 million, or 1.6%, to $896 million.
Growth of $19 million in estate tax receipts was partially offset by the loss of receipts from the repealed gift tax and real property gains tax. With rate reductions enacted in 2006, parimutuel taxes were expected to decline by $1.5 million from 2005-06 levels.
      In the General Fund, miscellaneous receipts include income derived annually from abandoned property, investment earnings, fees, licenses, fines, surcharges, patient income, and reimbursement income. In addition, miscellaneous receipts typically include certain non-recurring transactions.
General Fund miscellaneous receipts were projected to total over $2.8 billion in 2006-07, an increase of $817 million from 2005-06. The large General Fund miscellaneous receipts was offset by expected declines in other funds, largely reflecting the loss of health conversion proceeds.

      General Fund Federal grants were projected to total $9 million in
2006-07, an increase of $9 million from 2005-06.

      General Fund Disbursements.  The State projected General Fund disbursements, including transfers to other funds, of $50.8 billion in
2006-07, an increase of $4.3 billion (9.4%) over 2005-06 actual results.
Increases in Grants to Local Governments, State Operations, and General State
Charges were partially offset by a decrease in transfers to other funds.

      Grants to local Governments included financial aid to local governments and non-profit organizations, as well as entitlement payments to individuals.
After the impact of all Enacted Budget actions, local assistance spending was projected at $34.2 billion in 2006-07, an increase of $2.9 billion from the prior year. The largest annual increases were for school aid, Medicaid, and
Higher Education.

      State Operations accounts for the cost of running the Executive,
Legislative, and Judicial branches of government and was projected to total
$9.5 billion in 2006-07, an increase of $1.3 billion (15.9%) from the prior year. Personal service costs (e.g., State employee payroll) comprise 73% of
State Operations spending. The remaining 27% represents non-personal service costs for contracts, rent, supplies, and other operating expenses.

      Personal service spending increased $1.2 billion from the prior year.
Growth was primarily affected by projected collective bargaining costs, in addition to the use of $150 million in patient income revenues in 2006-07 to offset General Fund non-personal service spending instead of personal service spending, as was done in 2005-06. Salary increases under existing collective bargaining agreements ($306 million), pay raises for judges ($70 million) and staffing increases, primarily in Judiciary and Mental Hygiene, accounted for the remaining increase. Non-personal service spending, after adjusting for the $150 million patient income revenue reclassification, was projected to grow by $248 million. Inflation ($82 million), SUNY operations ($73 million), and legislative additions including General Fund support of Homeland Security costs previously funded by non-general funds ($30 million), accounted for majority of the change.

      DOB projected the Executive branch workforce would total 191,267 in
2006-07, a decrease of 124 from 2005-06. General State Charges accounted for the costs of providing fringe benefits to State employees and retirees of the
Executive, Legislative, and Judicial branches, as well as fixed costs for taxes on public lands and litigation costs. General Fund spending for General
State Charges was projected to be $4.4 billion in 2006-07, an increase of
$438 million (11.0%) over the prior year. This annual increase was due mostly to rising costs of employee health benefits and higher pension contributions.

      Transfers to Other Funds were projected to total $2.8 billion in
2006-07 and included General Fund transfers for debt service ($1.7 billion), capital projects ($219 million), and other funds ($797 million).

      General Fund transfers for debt service increased by $39 million (2.3%)
from 2005-06. Transfers to support capital projects were expected to decrease by $48 million, mainly due to timing delays for bond reimbursements. The decline in other funds transfers was largely due to non-recurring transfers from the General Fund in 2005-06 to the Lottery Fund to support a shortfall in receipts ($183 million), and a reduction in transfers to the VLT account
($30 million) to support school aid and SBE spending for 2006-07.

      Cash Flow Forecast. In 2006-07, the General Fund was projected to have quarterly-ending balances of $4.5 billion in June 2006, $5.5 billion in
September 2006, $3.7 billion by the end of December 2006, and $3.3 billion at the end of March 2007. The lowest projected month-end cash flow balance was the $3.3 billion in March. The 2006-07 General Fund cash flow estimated all final Enacted Budget actions including vetoes, veto overrides and chapter amendments as known at the time DOB prepared its report.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating Local
Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.
As of June 1995, LGAC had issued bonds and notes to provide net proceeds of
$4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related in part to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the
State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its
Authorities were to default on their respective obligations, especially those involving State-supported or State-related debt. As of December 31, 2005, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these
State public authorities was approximately $124 billion, only a portion of which constituted State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of March 22, 2006, S&P had
rated the State's general obligation bonds "AA," Moody's had rated those bonds "Aa3" and Fitch had rated those bonds "AA-".

      Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2006, the
State had approximately $3.5 billion in general obligation debt outstanding.
Principal and interest due on general obligation bonds were $487 million for the 2005-06 fiscal year and were estimated to be $496 million for the State's
2006-07 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2006-07 fiscal year or thereafter.

      Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2006-07 Financial Plan.  The State has reported its belief that the 2006-07 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2006-07 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund.  In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2006-07 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the
State to maintain a balanced 2006-07 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, were not presently determinable, it was the State's opinion that its ultimate liability in these cases was not expected to have a material adverse effect on the State's financial position in the 2006-067 fiscal year or thereafter.

      |X|   Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2006-07 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the
City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The economic slowdown that began in 2001 as a result of the September 11 terrorist attack, a national economic recession, and a downturn in the securities industry came to an end in 2003.  Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery.  The City's financial plan assumed continued moderate growth in calendar year 2006.

       For each of the 1981 through 2004 fiscal years, the City's General
Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2006 through 2009 fiscal years submitted to the Control Board on July 6, 2005 (the "July Financial Plan" and together with Modification No. 06-2 to the July Financial Plan, the "2006-2010
Financial Plan", or "Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance
Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2006-2010 Financial Plan.  For the 2005 fiscal year, the City's General Fund had an operating surplus of $3.534 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2005 fiscal year was the twenty-fifth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

      The Financial Plan projected revenues and expenses for the 2006 and
2007 fiscal years balanced in accordance with GAAP, and projected gaps of
$3.4 billion, $3.5 billion and $2.7 billion in fiscal years 2008 through
2010, respectively, after implementation of a gap-closing program.

      The Financial Plan reflected increases in projected net revenues since the July Financial Plan totaling $2.8 billion, $1.8 billion, $1.9 billion and
$1.6 billion in fiscal years 2006 through 2009, respectively, resulting primarily from increases in projected real estate transaction, personal income and business tax revenues offset by decreases in real estate tax revenues. These amounts included decreases in miscellaneous revenues of $232 million and $121 million in fiscal years 2006 and 2007, respectively, as a result of the delay to fiscal year 2008 of the release by TSASC, Inc.
("TSASC") of previously trapped tobacco settlement receivables ("TSRs") and
TSRs not used for debt service and other expenses, and increases in miscellaneous revenues of $454 million and $22 million in fiscal years 2008 and 2009, respectively, as a result of the delayed release and the receipt of additional TSRs. The Financial Plan also reflected, since the July Financial
Plan, a decrease in projected net expenditures of $268 million in fiscal year
2006, excluding the prepayment of $3.3 billion of expenditures otherwise due in fiscal year 2007, and increases in projected net expenditures totaling approximately $1.2 billion, $1 billion and $1.4 billion in fiscal years 2007 through 2009, respectively. Increases in projected expenditures since the
July Financial Plan included: (i) increased labor costs as a result of settlements of labor negotiations and provision for similar increases for collective bargaining units not yet settled of $661 million, $1.1 billion,
$1.2 billion and $1.2 billion in fiscal years 2006 through 2009, respectively; (ii) increased energy costs of $101 million, $102 million, $88 million and $83 million in fiscal years 2006 through 2009, respectively;
(iii) increased agency spending of $102 million, $216 million, $216 million and $223 million in fiscal years 2006 through 2009, respectively; and (iv)
the contribution of $1 billion in each of fiscal years 2006 and 2007 to a fund to be established to advance-fund a portion of the future cost of health benefits for retirees. Decreases in projected City-funded expenditures since the July Financial Plan resulted from (i) increases in State education aid of
$35 million, $300 million, $337 million and $337 million in fiscal years 2006 through 2009, respectively; (ii) a one-time decrease in Medicaid expenses of
$450 million due to a change in accrual methods for Medicaid payments beginning in fiscal year 2006; (iii) decreases in debt service costs of $41 million, $117 million, $33 million and $9 million in fiscal years 2006 through 2009, respectively; and (iv) a reduction in prior year payables of
$400 million and a reduction in the general reserve of $200 million in fiscal year 2006. In addition, the Financial Plan reflected decreased pension contributions of $925 million and $571 million in fiscal years 2006 and 2007, respectively, and increased pension contributions of $161 million and $452 million in fiscal years 2008 and 2009, respectively, as a result of changes in actuarial assumptions and funding methodologies, which have been approved by the boards of trustees of the five major actuarial pension systems and which were expected to be approved by the State legislature. The Financial
Plan includes the proposed prepayment in fiscal year 2006 of $3.3 billion in debt service and other payments otherwise due in fiscal year 2007.

      In addition, the Financial Plan set forth gap-closing actions to eliminate the previously projected gap for the 2007 fiscal year and to reduce previously projected gaps for fiscal years 2008 and 2009. The gap-closing actions included: (i) reduced agency expenditures or increased revenues totaling $228 million, $262 million, $211 million and $211 million in fiscal years 2006 through 2009, respectively; and (ii) additional State actions of
$250 million annually in fiscal years 2007 through 2009 and federal actions of $100 million in fiscal year 2007, which require the approval of the State and federal governments, respectively. Additional State actions could include increased reimbursement rates for State inmate incarceration and probation aid, increased resources to achieve mandated public assistance participation rates, tort reform, City participation in State revenue sharing, pension reform or other State assistance. Additional federal actions could include increased funding for required educational services, increased funding for the costs of incarcerating criminal illegal aliens, increased child care funding, the provision of homeland security funding on a threat-based allocation or other federal assistance. The gap-closing actions set forth in the Financial Plan were partially offset by $256 million annually through the proposed extension of the property tax rebate for homeowners in fiscal years
2008 and 2009.

      The Financial Plan included funding for all recent labor contract settlements covering the vast majority of City employees and made provision for wage increases for all employees in collective bargaining units without contract settlements consistent with the patterns established in the settlements. The Financial Plan made provision for a fourth contract year under the current round of collective bargaining with a 3.15% wage increase in that year and made provision for 1.25% wage increases annually thereafter for all City employees.

      The Financial Plan did not reflect the expected expenditure by the City in fiscal year 2006 of approximately $575 million for Medicaid costs resulting from additional Medicaid payments expected to be made to the New
York City Health and Hospitals Corporation ("HHC") totaling approximately
$1.15 billion. The amount of the City's payment reflected the State and local share of these eligible Medicaid costs, which the City is required by law to pay.

      Depending on the amount of State aid provided to localities in the
State's adopted budget, the City might be required to make changes in its
Financial Plan. The Financial Plan included anticipated State actions of $250 million for fiscal year 2007. The Financial Plan also included an increase in unrestricted State education aid in fiscal year 2007 of $291 million. The
Legislative budget agreement increased unrestricted education aid to the City by an estimated $427 million and included other actions benefiting the City totaling $17 million..

      The budget bills passed by the State Legislature included bills to provide funding for the City's five-year educational facilities capital plan in the aggregate amount of $11.2 billion. The bills provided for $1.8 billion to be provided in the form of grants from the State for projects included in the five-year educational facilities capital plan and increased the New York
City Transitional Finance Authority's ("TFA") statutory bonding cap by $9.4 billion to provide the remainder of the funding. The additional TFA bonds would be secured by and payable from certain State aid to education, which the Mayor will be authorized to assign to the TFA.

      Although the City has maintained balanced budgets in each of its last twenty-five fiscal years and was projected to achieve balanced operating results for the 2006 and 2007 fiscal years, there can be no assurance that the Financial Plan or future actions to close projected outyear gaps can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2006 through
2010 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On March 6, 2006, the City Comptroller released a report on the
Financial Plan. The report noted that the housing market and the overall economy were slowing, that financial markets face uncertainty due to rising interest rates and high debt levels and that additional extraordinary savings of the magnitude of this year's lower pension costs and the benefits from the
State Medicaid cap are unlikely, suggesting that much of the good fortune experienced by the City in recent years is unlikely to continue. The report also stated that efforts by the State and Federal governments to contain
Medicaid costs were expected to have negative impacts on the already weakening financial condition of HHC, and that the City may find that its subsidy to HHC, which is in the $150 million range throughout fiscal years
2007 through 2010, will need to increase. The report observed that pension costs appeared to be near the end of a cyclical increase and were expected to remain at a level comparable to that reached in the mid-1980s, when considered as a percentage of general fund revenues, and that health insurance costs, which consumed more than 5% of total revenues in fiscal year
2005, were expected to consume more than 7% of total revenues in fiscal year
2010.

      In his report, the City Comptroller identified net risks and possible resources for fiscal years 2006 through 2010 which, when added to the projected results in the Financial Plan, would result in a surplus of $60 million in fiscal year 2006 (after providing for the prepayment of $3.3 billion of fiscal year 2007 expenses with fiscal year 2006 resources), a surplus of $130 million in fiscal year 2007 and gaps of $3.1 billion, $3.4 billion and $2.6 billion in fiscal years 2008 through 2010, respectively.

      The report projected that the City's Gross City Product would grow 2.7%
in calendar year 2006, which is slower than the 3.3% pace in 2005 but higher than the OMB calendar year forecast of 2.4%. The report forecast a rebound to
3.1% growth in calendar year 2007, while OMB forecast a 0.9% contraction in that period, and forecast job growth in the City of 28,000 jobs in 2006 and
35,800 in 2007, compared to the 35,200 jobs in 2006 and 26,000 in 2007 forecast by OMB.

      On February 23, 2006, the staff of the Office of the State Deputy
Comptroller ("OSDC") issued a report on the Financial Plan. The report found that the City has a $4.5 billion surplus in fiscal year 2006, of which $1.2 billion would be set aside to pay for future costs. The report also identified additional net benefits of approximately $486 million, $251 million, $210 million, $110 million and $110 million for fiscal years 2006 through 2010, respectively, which, when added to the results projected in the
Financial Plan, would produce an additional surplus of $737 million in fiscal year 2007 and, after an assumed transfer to fiscal year 2008 of that additional surplus, result in gaps of $2.5 billion, $3.4 billion and $2.6 billion in fiscal years 2008 through 2010, respectively.

      In addition to the benefits and risks identified in the report, the report identified other issues which could have a significant impact on the
City. With respect to City funding for education, the report noted that if the Court of Appeals upholds the ruling in the Campaign for Fiscal Equity litigation, and if the State Legislature requires the City to contribute 40%
of the additional education funding as recommended by the Governor, City education costs could increase by as much as $560 million in fiscal year
2007, $1.1 billion in fiscal year 2008, $1.6 billion in fiscal year 2009 and
$2.2 billion in fiscal year 2010. The report noted that wage increases for the next round of collective bargaining at the projected inflation rate would increase costs by $100 million, $350 million, $650 million and $950 million in fiscal years 2007 through 2010, respectively. The report noted that certain City-related public authorities face financial challenges that could draw on City resources. In addition, the report noted that the City's debt service burden was projected to rise to 15.1% of City fund revenues in fiscal year 2009, which would be the highest level in the past fifteen years.
Finally, the report noted that, while the outlook is generally favorable, a number of factors still pose serious risks to the City's economic forecast.
The greatest risk, the report noted, is of a more significant slowdown in consumer spending. In addition, the report highlights such factors as higher interest rates, a softening residential real estate market, increased energy prices, and a negative savings rate.

      The report noted that the City has undertaken several actions to provide future benefits, including the deferral of tobacco revenues and the use of "pay-as-you-go" capital financing. In response to new accounting rules, the City and other governmental entities will be required to calculate and report their obligations to current and future retirees for benefits other than pensions. The report stated that preliminary estimates put the value of the City's liability in excess of $50 billion, which could require an annual contribution of about $4 billion if funded on an actuarial basis.
The City currently funds this liability on a "pay-as-you-go" basis, with a cost of $1 billion in fiscal year 2006. While governments are not required to fund these long-term liabilities, the City intends to create a health insurance trust fund for the benefit of current and future retirees. The report noted that although the details of the fund have yet to be worked out, the City intends to contribute $1 billion to the fund this year and another
$1 billion next year, and that the City would also transfer to the fund an amount equal to the projected cost on a pay-as-you-go basis. According to the report, City officials believe they could draw on these resources in the future by foregoing the pay-as-you-go contribution to the fund, which will free up resources for other needs, effectively allowing it to act as a rainy-day fund in the event of unforeseen contingencies.

      On March 13, 2006, the staff of the Control Board issued a report on the Financial Plan. The report quantified certain risks and possible resources. The report identified possible net resources of $484 million for fiscal year 2006 and net risks of $167 million, $176 million, $179 million and $180 million in fiscal years 2007 through 2010, respectively, which, when combined with the results projected in the Financial Plan, would result in an estimated surplus of $484 million in fiscal year 2006 (after providing for the prepayment of $3.3 billion of fiscal year 2007 expenses with fiscal year
2006 resources), and estimated gaps of $167 million, $3.6 billion, $3.7 billion and $2.9 billion in fiscal years 2007 through 2010, respectively. In addition to the risks quantified in the report, the report noted that debt service was projected to grow by 46% between fiscal years 2006 and 2010, and stated that if the economy were to falter in the outyears of the plan, the debt burden could reach unmanageable levels.

      On March 27, 2006, the Independent Budget Office ("IBO") released a report reviewing the Financial Plan. In this report, the IBO estimated the
City's fiscal year 2006 surplus would be $3.1 billion, and expected budget gaps of $445 million, $2.5 billion, $2.4 billion and $1.7 billion in fiscal years 2007 through 2010, respectively. These results would be less favorable than the Financial Plan by $137 million and $445 million in fiscal years 2006 and 2007, respectively, and more favorable by $1.0 billion, $1.1 billion and
$1.0 billion in fiscal years 2008 through 2010, respectively. The IBO's lower budget gap projections resulted in part from the IBO's higher forecast of property tax revenues, which exceed the Financial Plan projections by $313 million, $693 million, $923 million and $1.2 billion in fiscal years 2007 through 2010, respectively.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance could be given that these estimates and projections, which included actions which the City expected would be taken but which were not within the City's control, would be realized.

      |X|   Ratings of the City's Bonds.  As of April 6, 2006, Moody's, S&P
and Fitch rated the City's general obligations bonds A1, AA- and A+, respectively.  These ratings reflected only the views of Moody's, S&P and
Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

      |X|   The City's Outstanding Indebtedness.  As of December 31, 2005,
the City had $34.208 billion of outstanding net long-term indebtedness.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.

      In the fiscal year ended on June 30, 2005, the City expended $590.3 million for judgments and claims, $147.2 million of which was reimbursed by
HHC. The Financial Plan included provisions for judgments and claims of
$600.7 million, $646.5 million, $689.8 million, $742.7 million and $793.2 million for the 2006 through 2010 fiscal years, respectively. These projections incorporated a substantial amount of claims costs attributed to
HHC for which HHC will reimburse the City. These amounts were estimated at
$189.9 million for each of fiscal years 2006 through 2010. The City has estimated that its potential future liability for outstanding claims against it as of June 30, 2005 amounted to approximately $4.8 billion.

      Other U.S. Territories, Commonwealths and Possessions. The Fund also invests in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and NY State and NY City personal income tax.

      Therefore, the Fund's investments could be affected by the fiscal stability of, for example, Puerto Rico, Virgin Islands or Guam. The following info on risk factors in those jurisdictions is only a summary, based on publicly-available official statements relating to offerings by issuers of these jurisdictions. No representation is made as to the accuracy of this information.

Puerto Rico Risk Factors

      Certain of the bonds in the fund may be general obligations and/or revenue bonds of issuers located in the Commonwealth of Puerto Rico. These bonds may be affected by political, social and economic conditions in Puerto
Rico. The following is a brief summary of factors affecting the economy of the Commonwealth of Puerto Rico and does not purport to be a complete description of such factors.
       The dominant sectors of the Puerto Rico economy are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The services sector, including finance, insurance, real estate, wholesale and retail trade, and tourism, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

      The economy of Puerto Rico is closely linked to the United States economy. Factors affecting the United States economy usually have a significant impact on the performance of the Puerto Rico economy. These factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the level of oil prices, the rate of inflation, and tourist expenditures.

      There can be no assurance that current or future economic difficulties in the United States or Puerto Rico and the resulting impact on Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations held by the fund or the ability of particular issuers to make timely payments of debt service on these obligations.

Guam Risk Factors

      Certain of the bonds in the fund may be general obligations and/or revenue bonds of issuers located in Guam. These bonds may be affected by political, social and economic conditions in Guam.

      Guam, the westernmost territory of the U.S., is located 3,700 miles to the west-southwest of Honolulu, Hawaii and approximately 1,500 miles southeast of Japan. Guam's economy is heavily dependent upon the U.S.
military and tourism, particularly from Japan. Tourism has represented the primary source of Guam's economy for over twenty years. The number of tourists visiting Guam has fluctuated in recent years due to natural disasters, fluctuations in the Japanese yen, and the events of September 11,
2001 in the United States.

      Public sector employment in Guam is significant with approximately 26%
of the labor force working for the local government or in federal jobs in
March 2006. The rest of the labor force works in the private sector. Major private sector employment categories include construction, transportation and public utilities, retail trade and services. Recent world events have increased recognition of Guam's strategic military value. The future for increased U.S. military presence and increased construction in Guam is optimistic, and while Guam will probably not see increases in civil service employment, increased military activity is expected to sustain and grow the
Guam economy in the years to come.

United States Virgin Islands Risk Factors

      Certain of the bonds in the fund may be general obligations and/or revenue bonds of issuers located in the U.S. Virgin Islands. These bonds may be affected by political, social and economic conditions in the U.S. Virgin
Islands.

The principal islands of the U.S. Virgin Islands are St. Thomas, St. John,
St. Croix, and Water Island. The islands are located 1,075 miles from Miami, and about 1,600 miles southeast of New York City. In July 2005, the population of the U.S. Virgin Islands was estimated at 108,708.

Tourism is the largest industry in the U.S. Virgin Islands and represents the largest segment in the private sector. The U.S. Virgin Islands received 2.6 million visitors in 2004, and 2005. Circumstances which negatively impact the tourism industry, such as natural disasters, economic difficulties, political events in the United States, and to a lesser extent other countries, could have a negative impact on the overall economy of the
U.S. Virgin Islands.

      Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use any of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate obligations, a form of derivative investments, may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

      |X|   Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters.

     Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

      The Fund has changed its accounting treatment of inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust. Prior to the Fund's fiscal year-end, for accounting presentation purposes, these transactions were treated as a sale of the municipal security and a purchase of the inverse floater. Under applicable financial accounting standards however, the transfer of the security is considered a form of secured borrowing for financial reporting purposes. This change in accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions. The Fund may
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis.
"When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      These transactions are negotiated, and the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund, from time to time, may purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery might be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of these securities and could cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at the settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Original issue discount on these securities is included in the Fund's tax-free income. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other
debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund may acquire
securities subject to repurchase agreements. It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet credit requirements set by the Fund's
Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid securities. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      |X|   Illiquid Securities. Under the policies and procedures
established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions.

      The Fund may acquire restricted securities through private placements.
Those securities have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

      |X|   Borrowing for Leverage. The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The
Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X| Other Derivatives. In addition to floating rate and variable rate obligations and inverse floaters, the Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices. Certain derivatives can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:

o     buy puts on securities, or
o     write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

o     Writing Covered Call Options. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
                  That means the Fund must own the investment on which the
                  call was written.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund, they are taxable as ordinary income.

      Purchasing Calls and Puts. The Fund may buy calls only on securities that relate to securities the Fund owns, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It may also buy calls to close out a call it has written, as discussed above.  Calls the
Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.  Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to
protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is in the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

     |X| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns. The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      When the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

      |X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the
Fund believes such disposition is advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%. The Financial
Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     commercial paper rated "A-1" by Standard & Poors, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses in addition to its own expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and notice to shareholders. Other policies described in the Prospectus or this SAI are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The
Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to New York municipal securities.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund may not underwrite securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the
Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of the issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund has the additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval:

o     In applying its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, delayed-delivery and when-issued transactions and contracts to buy or sell derivatives.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any one "issuer" as set forth in the restrictions above. Under the Investment Company Act's requirements for diversification, as to 75% of its total assets, the Fund cannot invest more than 5% of its total assets in the securities of any one issuer (other than the U.S.
government, its agencies or instrumentalities) nor can it own more than 10%
of an issuer's voting securities. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.
However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

      For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in this SAI, the Fund's industry classifications are not a fundamental policy and therefore may be changed without shareholder approval. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of
            Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com (select the Fund's name under the "View
            Fund Information for:" menu) with a 15-day lag. The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

            -------------------------------------------------------

            ABG Securities              Fortis Securities          Pacific Crest Securities

            -------------------------------------------------------

            ABN AMRO                    Fox-Pitt, Kelton           Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund Is Managed

Organization and History. The Fund, a series of Rochester Portfolio Series
(referred to as the "Trust"), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund (as a series of the Trust) was organized as a
Massachusetts business trust in June 1991. The Fund is currently the only series of the Trust.

      |X|   Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B, and
Class C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Audit Committee. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees"). The members of the Audit Committee are David K.
Downes (Chairman), John Cannon, Thomas W. Courtney, Robert G. Galli, Lacy B.
Herrmann and Brian Wruble. The Audit Committee held 6 meetings during the
Fund's fiscal year ended December 31, 2006. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "Independent
Auditors"). Other main functions of the Audit Committee outlined in the Audit
Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent registered public accounting firm regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

      To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Audit Committee. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, NY 10281-1008, to the attention of the Board of
Trustees of Limited Term New York Municipal Fund, c/o the Secretary of the
Fund. Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company
("MassMutual") (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with MassMutual or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      Although candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders, the Audit Committee has not established specific qualifications that must be met by a trustee nominee. In evaluating trustee nominees, the Audit Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Audit Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees. The Audit Committee may, upon Board approval, retain an executive search firm or use the services of legal, financial, or other external counsel to assist in screening potential candidates.

      There are no differences in the manner in which the Audit Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an "Independent Trustee" under the Investment Company Act. All of the Trustees, except for Mr. Cannon are also directors or trustees of the following Oppenheimer funds (referred to as "Board III Funds"):

            Bond Fund Series
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest International Value Fund,
            Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals
            Rochester Portfolio Series

      Mr. Cannon is a Trustee of Bond Fund Series, Rochester Fund Municipals
and Rochester Portfolio Series. In addition to being a Board member of each of the Board III Funds, Messrs. Galli and Wruble are also directors or trustees of 59 other portfolios in the OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted and Zack, and Mss. Bloomberg and Ives,
who are officers of the Fund, hold the same offices with one or more of the
Board III Funds. As of March 1, 2007, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board III Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------
                                 Independent Trustees
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar Range
                                                              Range of   Of Shares

Position(s) Held   Years;                                     Shares     Beneficially
with the Fund,     Other Trusteeships/Directorships Held;     BeneficiallOwned in
Length of          Number of Portfolios in the Fund Complex   Owned in   Supervised
Service, Age       Currently Overseen                         the Fund   Funds

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                               As of December 31, 2006

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Thomas W.          Principal of Courtney Associates, Inc.     None       $50,001-$100,000
Courtney,          (venture capital firm) (since 1982);
Chairman of the    General Partner of Trivest Venture Fund
Board of Trustees  (private venture capital fund); President
since 2001,        of Investment Counseling Federated
Trustee since 1995 Investors, Inc. (1973-1982); Trustee of
Age: 73            the following open-end investment

                   companies: Cash Assets Trust (1984),
                   Premier VIT (formerly PIMCO Advisors
                   VIT), Tax Free Trust of Arizona (since
                   1984) and four funds for the Hawaiian Tax
                   Free Trust. Oversees 10 portfolios in the
                   OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

John Cannon,       Director of Neuberger Berman Income        None       $10,001-$50,000
Trustee, since     Managers Trust, Neuberger & Berman Income
1992               Funds and Neuberger Berman Trust,
Age: 77            (open-end investment companies)

                   (1995-present); Director of Neuberger
                   Berman Equity Funds (open-end investment
                   company) (since November 2000); Trustee,
                   Neuberger Berman Mutual Funds (open-end
                   investment company) (since October 1994);
                   Mr. Cannon held the following positions
                   at CDC Investment Advisors (registered
                   investment adviser): Chairman and
                   Treasurer (December 1993-February 1996),
                   Independent Consultant and Chief
                   Investment Officer (1996-June 2000) and
                   Consultant and Director (December
                   1993-February 1999). Oversees 3
                   portfolios in the OppenheimerFunds
                   complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
David K. Downes,   President, Chief Executive Officer and     None       None
Trustee since 2005 Board Member of CRAFund Advisors, Inc.

 Age: 67           (investment management company) (since
                   January 2004); President of The Community
                   Reinvestment Act Qualified Investment
                   Fund (investment management company)
                   (since January 2004); Independent
                   Chairman of the Board of Trustees of
                   Quaker Investment Trust (registered
                   investment company) (since January 2004);
                   Director of Internet Capital Group
                   (information technology company) (since
                   October 2003); Chief Operating Officer
                   and Chief Financial Officer of Lincoln
                   National Investment Companies, Inc.
                   (subsidiary of Lincoln National
                   Corporation, a publicly traded company)
                   and Delaware Investments U.S., Inc.
                   (investment management subsidiary of
                   Lincoln National Corporation)
                   (1995-2003); President, Chief Executive
                   Officer and Trustee of Delaware
                   Investment Family of Funds (1995-2003);
                   President and Board Member of Lincoln
                   National Convertible Securities Funds,
                   Inc. and the Lincoln National Income
                   Funds, TDC (1995-2003); Chairman and
                   Chief Executive Officer of Retirement
                   Financial Services, Inc. (registered
                   transfer agent and investment adviser and
                   subsidiary of Delaware Investments U.S.,
                   Inc.) (1995-2003); President and Chief
                   Executive Officer of Delaware Service
                   Company, Inc. (1995-2003); Chief
                   Administrative Officer, Chief Financial
                   Officer, Vice Chairman and Director of
                   Equitable Capital Management Corporation
                   (investment subsidiary of Equitable Life
                   Assurance Society) (1985-1992); Corporate
                   Controller of Merrill Lynch & Company
                   (financial services holding company)
                   (1977-1985); held the following positions
                   at the Colonial Penn Group, Inc.
                   (insurance company): Corporate Budget
                   Director (1974-1977), Assistant Treasurer
                   (1972-1974) and Director of Corporate
                   Taxes (1969-1972); held the following
                   positions at Price Waterhouse & Company
                   (financial services firm): Tax Manager
                   (1967-1969), Tax Senior (1965-1967) and
                   Staff Accountant (1963-1965); United
                   States Marine Corps (1957-1959). Oversees
                   10 portfolios in the OppenheimerFunds
                   complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Galli,   A director or trustee of other             None       Over $100,000
Trustee since 1998 Oppenheimer funds. Oversees 61 portfolios
Age: 73            in the OppenheimerFunds complex.*

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Lacy B. Herrmann,  Founder and Chairman Emeritus of Aquila    None       $10,001-$50,000
Trustee since 1995 Group of Funds (open-end investment
Age: 77            company) (since December 2004); Chairman

                   of Aquila Management Corporation and
                   Aquila Investment Management LLC (since
                   August 1984); Chief Executive Officer and
                   President of Aquila Management
                   Corporation (August 1984-December 1994);
                   Vice President, Director and Secretary of
                   Aquila Distributors, Inc. (distributor of
                   Aquila Management Corporation); Treasurer
                   of Aquila Distributors, Inc.; President
                   and Chairman of the Board of Trustees of
                   Capital Cash Management Trust ("CCMT");
                   President and Director of STCM Management
                   Company, Inc. (sponsor and adviser to
                   CCMT); Chairman, President and Director
                   of InCap Management Corporation;
                   Sub-Advisor and Administrator of Prime
                   Cash Fund & Short Term Asset Reserves;
                   Director of OCC Cash Reserves, Inc.
                   (open-end investment company) (June
                   2003-December 2004); Trustee of Premier
                   VIT (formerly PIMCO Advisors VIT)
                   (investment company) (since 1994);
                   Trustee of OCC Accumulation Trust
                   (open-end investment company) (until
                   December 2004); Trustee Emeritus of Brown
                   University (since June 1983). Oversees 10
                   portfolios in the OppenheimerFunds
                   complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Brian F. Wruble,   General Partner of Odyssey Partners,  L.P. None       Over $100,000

Trustee since 2001 (hedge  fund)  (since   September   1995);

Age:  63           Director  of Special  Value  Opportunities
                   Fund, LLC (registered  investment company)
                   (since  September  2004);  Member,  Zurich
                   Financial    Investment   Advisory   Board
                   (insurance)  (affiliate  of the  Manager's
                   parent   company)  (since  October  2004);
                   Board  of   Governing   Trustees   of  The
                   Jackson  Laboratory   (non-profit)  (since
                   August  1990);  Trustee  of the  Institute
                   for     Advanced     Study     (non-profit
                   educational  institute)  (since May 1992);
                   Special   Limited   Partner   of   Odyssey
                   Investment  Partners,  LLC (private equity
                   investment)    (January     1999-September
                   2004);  Trustee of Research  Foundation of
                   AIMR  (2000-2002)   (investment  research,
                   non-profit);    Governor,    Jerome   Levy
                   Economics   Institute   of  Bard   College
                   (August  1990-September  2001)  (economics
                   research);  Director of Ray &  Berendtson,
                   Inc.  (May  2000-April   2002)  (executive
                   search   firm);    President   and   Chief
                   Executive  Officer of the  Delaware  Group
                   of  Mutual  Funds  (1992-1995);  Chairman,
                   President and Chief  Executive  Officer of
                   Equitable Capital  Management  Corporation
                   (1985-1992);  Executive Vice President and
                   Chief Investment  Officer at The Equitable
                   Life   Assurance   Society   of  the  U.S.
                   (1979-1992);     Vice     President    and
                   Co-manager at Smith  Barney,  Harris Upham
                   and Company (1970-1979);  Engineer, Sperry
                   Gyroscope  Company   (1966-1970);   former
                   governor    of   the    Association    for
                   Investment    Management   and   Research;
                   former   chairman  of  the   Institute  of
                   Chartered  Financial  Analysts;  Chartered
                   Financial Analyst.  Oversees 61 portfolios
                   in the OppenheimerFunds complex.*

----------------------------------------------------------------------------------------

   *  In addition to serving as a director or trustee of each of the Board
      III Funds, Messrs. Galli and Wruble also serve on the Boards of 49 other Oppenheimer funds that are not Board III Funds.

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5       Dollar      Aggregate
                                                                             Dollar Range
                                                                  Range of     Of Shares
                                                                   Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships       Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund         Owned in    Supervised
Service, Age       Complex Currently Overseen                     the Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                  As of December 31, 2006

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and         None        Over $100,000
Trustee since      Director (since June 2001) and President
2005 and           (since September 2000) of the Manager;
President and      President and director or trustee of other
Principal          Oppenheimer funds; President and Director of
Executive Officer  Oppenheimer Acquisition Corp. ("OAC") (the
since 2001         Manager's parent holding company) and of
Age: 57            Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001); President
                   and Director of OppenheimerFunds Legacy
                   Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset Management
                   Corporation and OFI Private Investments,
                   Inc. (since July 2001); President (since
                   November 1, 2001) and Director (since July
                   2001) of Oppenheimer Real Asset Management,
                   Inc.; Executive Vice President of
                   Massachusetts Mutual Life Insurance Company
                   (OAC's parent company) (since February
                   1997); Director of DLB Acquisition
                   Corporation (holding company parent of
                   Babson Capital Management LLC) (since June
                   1995); Member of the Investment Company
                   Institute's Board of Governors (since
                   October 3, 2003); Chief Operating Officer of
                   the Manager (September 2000-June 2001);
                   President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life Insurance
                   Company (September 1999-August 2000);
                   Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 99 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below is as follows: for
Messrs. Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, NY
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice  President of the Manager since January 1996; an

Vice President and      officer of 18 portfolios in the OppenheimerFunds complex.
Senior Portfolio
Manager since 1996
Age: 57

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Daniel G. Loughran,     Vice President of the Manager since April 2001; an officer

Vice President since    of 18 portfolios in the OppenheimerFunds complex.
2005 and Senior
Portfolio Manager
since 2005
Age: 43

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott S. Cottier,       Vice President of the Manager since 2002; portfolio manager
Vice President since    and trader at Victory Capital Management (1999-2002); an
2005 and Senior         officer of 18 portfolios in the OppenheimerFunds complex.
Portfolio Manager
since 2005
Age: 35

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy E. Willis,         Assistant Vice President of the Manager since July 2005;
Vice President since    Associate Portfolio Manager of the Manager since 2003;
2005 and Portfolio      corporate attorney for Southern Resource Group (1999-2003);
Manager since 2002      an officer of 18 portfolios in the OppenheimerFunds complex.
Age: 34

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management Corporation and Shareholder Services, Inc.
Age:  56                (since June 1983). Former Vice President and Director of
                        Internal Audit of the Manager (1997-February 2004). An
                        officer of 99 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer and           March 1999); Treasurer of the following: HarbourView Asset
Principal Financial &   Management Corporation, Shareholder Financial Services,
Accounting Officer      Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 1999              Management Corporation, and Oppenheimer Partnership
Age: 47                 Holdings, Inc. (since March 1999), OFI Private Investments,
                        Inc. (since March 2000), OppenheimerFunds International
                        Ltd. (since May 2000), OppenheimerFunds plc (since May
                        2000), OFI Institutional Asset Management, Inc. (since
                        November 2000), and OppenheimerFunds Legacy Program
                        (charitable trust program established by the Manager)
                        (since June 2003); Treasurer and Chief Financial Officer of
                        OFI Trust Company (trust company subsidiary of the Manager)
                        (since May 2000); Assistant Treasurer of the following: OAC
                        (since March 1999),Centennial Asset Management Corporation
                        (March 1999-October 2003) and OppenheimerFunds Legacy
                        Program (April 2000-June 2003); Principal and Chief
                        Operating Officer of Bankers Trust Company-Mutual Fund
                        Services Division (March 1995-March 1999). An officer of 99 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2004              2002-February 2007); Manager/Financial Product Accounting
Age: 36                 of the Manager (November 1998-July 2002). An officer of 99 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First
since 2005              Data Corporation (April 2003-July 2004); Manager of
Age: 36                 Compliance of Berger Financial Group LLC (May 2001-March

                        2003); Director of Mutual Fund Operations at American Data
                        Services, Inc. (September 2000-May 2001). An officer of 99 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel
Age: 58                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) An officer of
                        99 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 41                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of
                        Shareholder Services, Inc. (since 1999); Assistant
                        Secretary of OppenheimerFunds Legacy Program and
                        Shareholder Financial Services, Inc. (since December 2001);
                        Assistant Counsel of the Manager (August 1994-October
                        2003). An officer of 99 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              and Associate General Counsel (December 2000-April 2004),
Age:  39                of UBS Financial Services Inc. (formerly, PaineWebber
                        Incorporated). An officer of 99 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment Management:
Age:  43                First Vice President (2001-September 2004); and Director
                        (2000-September 2004). An officer of 99 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Remuneration of the Officers and Trustees. The officers and the interested
Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended December 31, 2006.
The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2006. The amounts shown for Mr. Cannon relate solely to Bond
Fund Series, Rochester Fund Municipals and Rochester Portfolio Series as Mr.
Cannon serves as Trustee of those Board III Funds only.

---------------------------------------------------------------------------------
Trustee Name and       Aggregate    Retirement    Estimated          Total
                                     Benefits
                                    Accrued as                   Compensation

Other Fund           Compensation    Part of        Annual       From the Fund
Position(s)              From          Fund     Benefits Upon      and Fund
(as applicable)        Fund((1))     Expenses   Retirement((2))  Complex((3))

---------------------------------------------------------------------------------

                     Fiscal year ended 12/31/06                   Year ended
                                                               December 31, 2006

---------------------------------------------------------------------------------
Thomas W. Courtney

Chairman of the
Board and
Audit Committee         $24,932      $37,465       $100,284       $196,000(4)
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Cannon

Audit Committee         $20,649       $8,525    $32,705(1(0))    $61,036(1(0))
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David K. Downes((5))
Audit Committee         $22,285      $10,433        $4,391         $146,668
Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli

Audit Committee         $20,594      $32,110    $107,096((6))    $264,812((7))
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lacy B. Herrmann

Audit Committee         $21,131       $8,713       $88,150       $167,000((8))
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Wruble
Audit Committee         $21,131      $15,585     $49,899((9))    $241,260(11)
Member

---------------------------------------------------------------------------------
1.  "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any, for a Trustee.
2.  "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for
    Trustees." Actual benefits upon retirement may vary based on retirement age, years of service and benefit payment elections of the Trustee.

3.  "Total Compensation From the Fund and Fund Complex" includes fees, deferred compensation (if any) and accrued retirement benefits (if any).
    For purposes of this section only, in accordance with the instructions for Form N-1A, "Fund Complex" includes the Oppenheimer funds and one open-end investment company, PIMCO Advisors VIT ("PIMCO") (formerly OCC
    Accumulation Trust) for which the Fund's former Sub-Adviser acts as the investment adviser. The Manager does not consider PIMCO to be part of the
    OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.
4.  Includes $35,500 from Premier VIT, with respect to Mr. Courtney's service as a trustee of that fund.
5.  Mr. Downes was appointed as Trustee of the Board III Funds on December
16, 2005.
6.  Includes $57,285 estimated benefits to be paid to Mr. Galli for serving as a director, manager or trustee of 49 other Oppenheimer funds (at
    December 31, 2006) that are not Board III funds.
7.  Includes $129,312 for serving as a director or trustee of 49 other
    Oppenheimer funds (at December 31, 2006) that are not Board III Funds.
8.  Includes $31,500 from Premier VIT, with respect to Mr. Herrmann's service as a trustee of that fund.
9.  Includes $ 4,355 for serving as a director, manager or trustee of 49 other Oppenheimer funds that are not Board III Funds.
10. Total Compensation and Estimated Annual Retirement Benefits for Mr.
    Cannon are for serving as a trustee of the Fund and two other funds in the Fund complex.
11.         Includes $105,760 for serving as a director or trustee of 49 funds (at December 31, 2006) that are not Board III Funds.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board III Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least
15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

      Compensation Deferral Plan for Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|   Major Shareholders. As of March 30, 2007, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:
      Citgroup Global Markets Inc., Attn Cindy Tempesta, 7th Floor, 333 West
      34th Street, New York, NY 10001-2483, which owned 91,187,707.568 Class
      A shares (11.40% of the outstanding Class A Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin/977/T4, 4800 Deer Lake Drive, E FL 3,
      Jacksonville, FL  32246-6484, which owned 80,504,172.191 Class A shares
      (9.75% of the outstanding Class A shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL  32246-6484, which owned 8,752,354.795 Class B shares (9.88% of the outstanding Class B shares).

      Citigroup Global Markets Inc., Attn Cindy Tempesta, 7th Floor, 333 West
      34th Street, New York, NY 10001-2483, which owned 6,625,636.387 Class B shares (7.48% of the outstanding Class B Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL  32246-6484, which owned 94,260,458.043 Class C shares (29.16% of the outstanding Class C shares).

      Citigroup Global Markets Inc., Attn Cindy Tempesta, 7th Floor, 333 West
      34th Street, New York, NY 10001-2483, which owned 38,360,543.113 Class
      C shares (11.87% of the outstanding Class C Shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors or trustees.

o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

o     Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and
Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The Accounting and Administrative Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year        Management Fee Paid to       Accounting and Administrative
                                                    Services Fee Paid to
Ended 12/31        OppenheimerFunds, Inc.          OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2004                $13,890,900                      $1,042,720
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005                $15,479,648                      $1,166,374
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2006                $16,641,635                      $1,255,756

-------------------------------------------------------------------------------

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L.
Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of each Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry,
Franz and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of December 31, 2006.  No account has a performance-based advisory fee:

----------------------------------------------------------------------------------
Portfolio        Registered     Total     Other        Total    Other   Total
                                                     Assets in
                              Assets in                Other
                              Registered  Pooled      Pooled             Assets
                 Investment   Investment  InvestmentInvestment          in Other
                  Companies   Companies   Vehicles   Vehicles   AccountsAccounts

Manager            Managed    Managed(1)   Managed    Managed   Managed Managed(2)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ronald H.            17       $26,565.6     None       None      None     None

Fielding
----------------------------------------------------------------------------------

Daniel G.            17       $26,565.6     None       None      None     None
Loughran
Scott S. Cottier     17       $26,565.6     None       None      None     None
Troy E. Willis       17       $26,565.6     None       None      None     None
Mark R. DeMitry      17       $26,565.6     None       None      None     None
Marcus V. Franz      17       $26,565.6     None       None      None     None
Michael L.           17       $26,565.6     None       None      None     None
Camarella
   1 In millions.

   2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or he may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
December 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper New York Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

              Ownership of Fund Shares.  As of December 31, 2006, the
      Portfolio Managers beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------

                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund

            ----------------------------------------------------------
            ----------------------------------------------------------

            Ronald H. Fielding                        None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Daniel G. Loughran                        None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Scott S. Cottier                          None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Troy E. Willis                     $10,001 - $50,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Mark V. Franz                             None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Marcus R. DeMitry                     $1 - $10,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Michael L. Camarella                  $1 - $10,000

            ----------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below. The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices (i.e. without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis. In that situation, the Fund would incur a brokerage commission.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the funds respective net asset sizes and other factors, including the funds'
cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended December 31, 2004, 2005 and 2006, the Fund executed no transactions and paid no commissions to firms that provide research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Year      Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
12/31:    on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor  Distributor(1) Distributor(2Distributor(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2004     $4,897,549    $1,032,487     $502,028     $1,087,251   $2,286,396
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2005     $6,208,858    $1,148,917    $1,154,019     593,553     $2,285,934
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2006     $4,116,337     $822,691      $738,342      $249,526    $1,312,592

-------------------------------------------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

Fiscal     Class A           Class B           Class C
Year       Contingent        Contingent        Contingent
Ended      Deferred Sales    Deferred Sales    Deferred Sales
12/31:     Charges Retained  Charges Retained  Charges
           by Distributor    by Distributor    Retained by
                                               Distributor
           -----------------------------------------------------
   2004         $26,254          $803,375          $226,138
           -----------------------------------------------------

   2005         $8,520           $506,310          $146,152
   2006         $88,926          $598,604          $153,493

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If
Class A shares purchased in a grandfathered retirement plan prior to March 1,
2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of those fees. For
Class A shares purchased in grandfathered retirement plans on or after March
1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended December 31, 2006 payments under the Class A plan totaled $6,670,698 of which $-340 was retained by the Distributor under the arrangement described above, and included $92,475 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended

                                    12/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan  $3,468,296(1)    $2,430,579      $318,451,727          0.00%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan  $11,276,609(2)   $1,884,641     $1,105,643,310         2.17%

---------------------------------------------------------------------------------

1.    Includes  $8,270  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $57,892  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

1st Global Capital Co.                       Advantage Capital Corporation/FSC
Aegon                                        Aetna Life Ins & Annuity Co.
A.G. Edwards                                 AIG Financial Advisors
AIG Life                                     Allianz Life Insurance Company
Allstate Life                                American Enterprise Life Insurance
American General Annuity                     American Portfolios
Ameriprise                                   Ameritas
Annuity Investors Life                       Associated Securities
AXA Advisors                                 AXA Equitable Life Insurance
Banc One Securities Corporation              BNY Investment Center
Cadaret Grant & Co. Inc.                     Chase Investment Services
Citicorp Investment Services Inc.            Citigroup Global Markets Inc. (SSB)
CitiStreet                                   Citizens Bank of Rhode Island
Columbus Life                                Commonwealth Financial Network

                                             --------------------------------------
CUNA Brokerage Services, Inc.                CUSO Financial Services, L.P.
                                             --------------------------------------
-----------------------------------------------------------------------------------

Edward D Jones & Co.                         Federal Kemper

-----------------------------------------------------------------------------------

Financial Network (ING)                      GE Financial Assurance
GE Life & Annuity                            Genworth Financial
Glenbrook Life and Annuity Co.               Great West Life
Hartford Life Insurance Co.                  HD Vest Investment Services

-----------------------------------------------------------------------------------

Hewitt Associates                            IFMG Securities, Inc.

-----------------------------------------------------------------------------------

ING Financial Advisers                       ING Financial Partners
Jefferson Pilot Securities Co.               Kemper Investors Life Insurance Co.

                                             --------------------------------------

Legend Equities Co.                          Legg Mason Wood Walker

                                             --------------------------------------

Lincoln Benefit National Life                Lincoln Financial
Lincoln Investment Planning, Inc.            Linsco Private Ledger Financial
Mass Mutual                                  McDonald Investments, Inc.
Merrill Lynch                                Minnesota Life
Mony Life                                    Morgan Stanley Dean Witter

                                             --------------------------------------

Multifinancial (ING)                         Mutual Service Co.

                                             --------------------------------------

National Planning Co.                        Nationwide
NFP                                          Park Avenue Securities LLC
PFS Investments, Inc.                        Phoenix Life Insurance Co.
Plan Member Securities                       Prime Capital Services, Inc.
Primevest Financial Services, Inc.           Protective Life Insurance Co.

-----------------------------------------------------------------------------------

Provident Mutual Life & Annuity              Prudential

-----------------------------------------------------------------------------------

Raymond James & Associates, Inc.             RBC Daine Rauscher
Royal Alliance                               Securities America Inc.
Security Benefit                             Security First-Metlife
Signator Investments                         Sun Life Insurance Co.

                                             --------------------------------------

SunTrust Securities, Inc.                    Thrivent Financial

                                             --------------------------------------

Travelers Life & Annuity Co.                 UBS Financial Services Inc.
Union Central                                United Planners
Wachovia                                     Walnut Street Securities (Met Life)
Waterstone Financial Group                   Wells Fargo

                                          =======================================--

     AG Edwards For the year ended December 31, 2006, the following firms, which in some  cases  are  broker-dealers,  received  payments  from  the  Manager  or
Distributor for  administrative  or other services  provided (other than revenue sharing arrangements), as described above:

1ST Global Capital Co.

                                          ---------------------------------------==
-------------------------------------------------------------------------------

ACS HR Solutions                        ADP

-------------------------------------------------------------------------------

AETNA Life Ins & Annuity Co.            Alliance Benefit Group
American Enterprise Investments         American Express Retirement Service

-------------------------------------------------------------------------------

American Funds (Fascorp)                American United Life Insurance Co.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ameriprise                              Ameritrade, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AMG Administrative Management Group     AST (American Stock & Transfer)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AXA Advisors                            Baden Retirement

-------------------------------------------------------------------------------
                                          ---------------------------------------

  BCG - New                               BCG (Programs for Benefit Plans)

                                          ---------------------------------------

  Bear Stearns Securities Co.             Benefit Administration, Inc. (WA)
Benefit Administration, Inc. (WIS)      Benefit Plans Administration
Benetech, Inc.                          Bisys

-------------------------------------------------------------------------------

Boston Financial Data Services          Ceridian

-------------------------------------------------------------------------------

Charles Schwab & Co Inc.                Citigroup Global Markets Inc. (SSB)

                                          ---------------------------------------

  CitiStreet                              City National Investments

                                          ---------------------------------------

  Clark Consulting                        CPI
DA Davidson & Co.                       Daily Access. Com Inc.

-------------------------------------------------------------------------------

Davenport & Co, LLC                     David Lerner Associates

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Digital Retirement Solutions            DR. Inc

-------------------------------------------------------------------------------

Dyatech                                 E*Trade Clearing LLC
Edgewood                                Edward D Jones & Co.

-------------------------------------------------------------------------------

Equitable Life /AXA                     ERISA Administrative Svcs, Inc.

-------------------------------------------------------------------------------

Expert Plan.com                         FAS Co. (FASCore/RK Pro)
FBD Consulting                          Ferris Baker Watts, Inc.
Fidelity                                First Clearing LLC
First Southwest Co.                     First Trust-Datalynx
First Trust Corp.                       Franklin Templeton

-------------------------------------------------------------------------------

Geller Group                            Great West Life

-------------------------------------------------------------------------------

H&R Block Financial Advisors, Inc.      Hartford Life Insurance Co
HD Vest Investment Services             Hewitt Associates

-------------------------------------------------------------------------------

HSBC Brokerage USA, Inc.                ICMA-RC Services

-------------------------------------------------------------------------------

Independent Plan Coordinators           Ingham Group

                                          ---------------------------------------

  Interactive Retirement Systems          Invesmart

                                          ---------------------------------------

  Janney Montgomery Scott, Inc.           JJB Hilliard W L Lyons, Inc.
John Hancock                            JPMorgan
July Business Services                  Kaufman & Goble
Legend Equities Co.                     Legg Mason Wood Walker
Lehman Brothers, Inc.                   Liberty-Columbia 529 Program

-------------------------------------------------------------------------------

Lincoln Investment Planning Inc.        Lincoln National Life Insurance Co.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Linsco Private Ledger Financial         MassMutual

-------------------------------------------------------------------------------

Matrix Settlement & Clearance Services  McDonald Investments, Inc.
Mercer HR Services                      Merrill Lynch
Mesirow Financial, Inc.                 Metlife
MFS Investment Management               Mid Atlantic Capital Co.
Milliman USA                            Morgan Keegan & Co. Inc.

-------------------------------------------------------------------------------

Morgan Stanley Dean Witter              Nathan & Lewis Securities, Inc.

-------------------------------------------------------------------------------

National City Bank                      National Deferred Comp

-------------------------------------------------------------------------------

National Financial                      National Investor Services Co.

-------------------------------------------------------------------------------

Nationwide                              Newport Retirement Services
Northwest Plan Services                 NY Life Benefits

-------------------------------------------------------------------------------

Oppenheimer & Co. Inc.                  Peoples Securities, Inc.

-------------------------------------------------------------------------------

Pershing                                PFPC
Piper Jaffray & Co.                     Plan Administrators

-------------------------------------------------------------------------------

Plan Member Securities                  Primevest Financial Services, Inc.

-------------------------------------------------------------------------------

Principal Life Insurance                Prudential
PSMI Group                              Quads Trust Company
Raymond Janes & Associates, Inc.        Reliastar
Robert W. Baird & Co.                   RSM McGladrey
Scott & Stringfellow, Inc.              Scottrade, Inc.
Southwest Securities, Inc.              Standard Insurance Co.

-------------------------------------------------------------------------------

Stanley, Hunt, Dupree & Rhine           Stanton Group, Inc.

-------------------------------------------------------------------------------

Sterne Agee & Leach, Inc.               Stifel Nicolaus & Co, Inc.
Sun Trust Securities, Inc.              Symetra
T Rowe Price                            The 401(K) Company
The Princeton Retirement Group Inc.     The Retirement Plan Company LLC
TruSource                               TruSource Union Bank of CA
UBS Financial Services, Inc.            Unified Fund Services (UFS)
US Clearing Co.                         USAA Investment Management Co.
USI Consulting Group                    Valic

-------------------------------------------------------------------------------

Vanguard Group                          Wachovia

-------------------------------------------------------------------------------

Web401k.com                             Wedbush Morgan Securities
Wells Fargo                             Wilmington Trust

     Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the  Fund's  shares,  and its  yields  and total returns are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

|X|  Yields.  The Fund uses a variety  of  different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

|X| Standardized Yield. The "standardized  yield" (sometimes referred to just as
"yield") is shown for a class of shares for a stated  30-day  period.  It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

                                               6
                Standardized Yield = 2 [(a-b+1) -1]
                                     --------------
                                          cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 12/31/2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield

                                                           (39.45%Combined

                                                         Federal/New York Tax
Shares                                                         Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      3.48%      3.36%      4.61%      4.459%      5.74%        5.54%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B      2.66%       N/A       3.54%       N/A        4.39%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C      2.70%       N/A       3.61%       N/A        4.46%         N/A

--------------------------------------------------------------------------------

1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2006 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year, and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

            Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

            Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 12/31/2006

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
Shares         Returns
-----------------------------------------------------------------------------------
                                 1-Year            5-Year            10-Year
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class      59.41%   65.18%    1.62%    5.30%    4.52%    5.26%    4.77%    5.15%

A(1)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B   55.45%(2)55.45%(2)  0.48%    4.48%    4.28%    4.45%   4.67%(2) 4.67%(2)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class C   50.95%(3)50.95%(3)  3.52%    4.52%    4.48%    4.48%   4.35%(3) 4.35%(3)

-----------------------------------------------------------------------------------

1. Inception of Class A:      9/18/91
2. Inception of Class B:      5/1/97
3. Inception of Class C:      5/1/97

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)

                     For the Periods Ended 12/31/2006

---------------------------------------------------------------------------
---------------------------------------------------------------------------

                                1-Year         5-Year        10-Year or
                                                             life of the
                                                                class

---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on Distributions     1.60%          4.51%           4.77%

---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on                   2.41%          4.49%           4.75%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni short-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

      Oppenheimer AMT-Free Municipals     Oppenheimer New Jersey Municipal Fund
      Oppenheimer AMT-Free New York
Municipals                                Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Balanced Fund           Oppenheimer Portfolio Series:
      Oppenheimer Core Bond Fund               Active Allocation Fund
      Oppenheimer California Municipal
Fund                                           Equity Investor Fund
      Oppenheimer Capital Appreciation
Fund                                           Conservative Investor Fund
      Oppenheimer Capital Income Fund          Moderate Investor Fund
                                          Oppenheimer Principal Protected Main
      Oppenheimer Champion Income Fund    Street Fund
       Oppenheimer Commodity Strategy     Oppenheimer Principal Protected Main
       Total Return Fund                  Street Fund II
      Oppenheimer Convertible Securities  Oppenheimer Principal Protected Main
Fund                                      Street Fund III
      Oppenheimer Developing Markets Fund Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
      Oppenheimer Discovery Fund          Inc.
                                          Oppenheimer Quest International Value
      Oppenheimer Dividend Growth Fund    Fund, Inc.
      Oppenheimer Emerging Growth Fund    Oppenheimer Quest Opportunity Value Fund
      Oppenheimer Emerging Technologies
Fund                                      Oppenheimer Quest Value Fund, Inc.
      Oppenheimer Enterprise Fund         Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
      Oppenheimer Equity Fund, Inc.       Fund
                                          Oppenheimer Rochester Maryland
      Oppenheimer Global Fund             Municipal Fund
      Oppenheimer Global Opportunities    Oppenheimer Rochester Massachusetts
Fund                                      Municipal Fund
      Oppenheimer Gold & Special          Oppenheimer Rochester Michigan
Minerals Fund                             Municipal Fund
                                          Oppenheimer Rochester Minnesota
      Oppenheimer Growth Fund             Municipal Fund
                                          Oppenheimer Rochester National
      Oppenheimer International Bond Fund Municipals
      Oppenheimer International           Oppenheimer Rochester North Carolina
Diversified Fund                          Municipal Fund
      Oppenheimer International Growth    Oppenheimer Rochester Ohio Municipal
Fund                                      Fund
      Oppenheimer International Small     Oppenheimer Rochester Virginia
Company Fund                              Municipal Fund
      Oppenheimer International Value
Fund                                      Oppenheimer Select Value Fund
      Oppenheimer Limited Term            Oppenheimer Senior Floating Rate Fund
      California Municipal Fund
      Oppenheimer Limited-Term            Oppenheimer Small- & Mid- Cap Value Fund
Government Fund

       Oppenheimer Limited Term           Oppenheimer Strategic Income Fund
       Municipal Fund
      Oppenheimer Main Street Fund        Oppenheimer U.S. Government Trust
      Oppenheimer Main Street
Opportunity Fund                          Oppenheimer Value Fund
      Oppenheimer Main Street Small Cap
Fund                                      Limited-Term New York Municipal Fund
      Oppenheimer MidCap Fund             Rochester Fund Municipals

      LifeCycle Funds
           Oppenheimer Transition 2010
Fund
           Oppenheimer Transition 2015
Fund
           Oppenheimer Transition 2020
Fund
           Oppenheimer Transition 2030
Fund

      And the following money market
funds:

      Oppenheimer Cash Reserves           Centennial Government Trust
      Oppenheimer Institutional Money
Market Fund                               Centennial Money Market Trust
      Oppenheimer Money Market Fund,
Inc.                                      Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt
Trust                                     Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge)
do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an
OppenheimerFunds  prototype  401(k) plan is not  purchased  by the plan by the end of the Letter period,  there will be no adjustment of concessions  paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
SAI and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,

      Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement Plan programs; and

o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

   To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals
   Oppenheimer Principal Protected Main
   Street Fund II

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona Municipal
                                            Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland Municipal
                                            Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan Municipal
                                            Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester Minnesota
                                            Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Rochester Virginia Municipal
                                            Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money  Market Fund only  offers  Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
       Developing Markets Fund and Oppenheimer International Small Company
       Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan), will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders. In such an instance, all of the Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to
2011) and the dividends-received deduction for corporate shareholders.
However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      The Fund must also derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer
(other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gains net income realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet these requirements. To meet these requirements, in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the Fund's income will be tax-exempt.

      Taxation of Fund Distributions. Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the
Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year
(or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

      Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

      A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

      In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.
Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

      Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

      Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit,

          repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the
Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly designated as a capital gain dividend in reports sent to shareholders in January of each year,it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares. The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excel of the deemed distribution over the tax credit.

      Backup withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS. Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  (in cluding tax basis arising from reinvestment of dividends). All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form. Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Limited
Term New York Municipal Fund, (the sole portfolio constituting Rochester
Portfolio Series), including the statement of investments, as of December 31,
2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Limited Term New York Municipal Fund as of December 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 8, 2007

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.5%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--87.0%
$      20,000   Albany County Airport Authority                       5.125%    12/15/2019      12/15/2010 A    $     21,164
----------------------------------------------------------------------------------------------------------------------------
      785,000   Albany County Airport Authority                       5.300     12/15/2009      12/15/2007 A         811,227
----------------------------------------------------------------------------------------------------------------------------
      160,000   Albany County Airport Authority                       5.300     12/15/2015 1    12/15/2007 A         165,298
----------------------------------------------------------------------------------------------------------------------------
      735,000   Albany County Airport Authority                       5.375     12/15/2017      12/15/2007 A         759,035
----------------------------------------------------------------------------------------------------------------------------
    2,350,000   Albany County Airport Authority 2                     5.500     12/15/2019 1    12/15/2009 A       2,430,723
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Albany County IDA
                (Albany College of Pharmacy)                          5.250     12/01/2019      12/01/2014 A       1,587,030
----------------------------------------------------------------------------------------------------------------------------
        5,000   Albany GO                                             7.000     01/15/2010      07/01/2007 A           5,014
----------------------------------------------------------------------------------------------------------------------------
      250,000   Albany Hsg. Authority                                 6.250     10/01/2012 1    10/01/2007 A         252,905
----------------------------------------------------------------------------------------------------------------------------
      100,000   Albany IDA (Albany Law School)                        5.750     10/01/2030      10/01/2010 A         106,524
----------------------------------------------------------------------------------------------------------------------------
    5,335,000   Albany IDA (Charitable Leadership)                    5.500     07/01/2011      07/13/2010 B       5,575,822
----------------------------------------------------------------------------------------------------------------------------
    8,810,000   Albany IDA (Charitable Leadership)                    6.000     07/01/2019 1    07/01/2013 A       9,483,613
----------------------------------------------------------------------------------------------------------------------------
    2,660,000   Albany IDA
                (Daughters of Sarah Nursing Home) 2                   5.250     10/20/2021      04/20/2014 A       2,857,239
----------------------------------------------------------------------------------------------------------------------------
    1,435,000   Albany IDA (H. Johnson Office Park)                   4.750     03/01/2018      03/01/2008 C       1,438,559
----------------------------------------------------------------------------------------------------------------------------
      125,000   Albany IDA
                (University Heights-Albany Law School)                6.750     12/01/2019 1    12/01/2009 A         135,194
----------------------------------------------------------------------------------------------------------------------------
    1,935,000   Albany Municipal Water Finance Authority 2            5.250     12/01/2017      06/01/2008 A       1,978,421
----------------------------------------------------------------------------------------------------------------------------
      200,000   Albany Municipal Water Finance Authority              5.250     12/01/2019      06/01/2008 A         204,460
----------------------------------------------------------------------------------------------------------------------------
    2,915,000   Albany Municipal Water Finance Authority 2            5.250     12/01/2020      06/01/2008 A       2,980,005
----------------------------------------------------------------------------------------------------------------------------
    3,235,000   Albany Municipal Water Finance Authority 2            5.250     12/01/2022      06/01/2008 A       3,305,555
----------------------------------------------------------------------------------------------------------------------------
    2,590,000   Albany Municipal Water Finance Authority 2            5.250     12/01/2023      06/01/2008 A       2,646,488
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Albany Parking Authority 2                            5.625     07/15/2020 1    07/15/2011 A       2,132,880
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Albany Parking Authority 2                            5.625     07/15/2025 1    07/15/2011 A       1,066,010
----------------------------------------------------------------------------------------------------------------------------
      140,000   Allegany County IDA (Houghton College)                5.000     01/15/2010      01/15/2008 A         142,792
----------------------------------------------------------------------------------------------------------------------------
    4,380,000   Allegany County IDA (Houghton College)                5.250     01/15/2018      01/15/2008 A       4,463,176
----------------------------------------------------------------------------------------------------------------------------
    1,890,000   Amherst IDA (Daemen College) 2                        5.750     10/01/2011      11/08/2009 B       1,983,139
----------------------------------------------------------------------------------------------------------------------------
      490,000   Amherst IDA
                (Faculty-Student Assoc. of SUNY at Buffalo)           5.750     04/01/2016      04/01/2012 A         526,956
----------------------------------------------------------------------------------------------------------------------------
      420,000   Amherst IDA
                (Faculty-Student Assoc. of SUNY at Buffalo)           5.750     04/01/2017 1    04/01/2012 A         450,895
----------------------------------------------------------------------------------------------------------------------------
       50,000   Arlington Central School District                     5.000     12/15/2015      12/15/2009 A          52,035
----------------------------------------------------------------------------------------------------------------------------
       10,000   Arlington Central School District                     5.625     05/15/2022      05/15/2007 A          10,477
----------------------------------------------------------------------------------------------------------------------------
    6,940,000   Babylon IDA (WSNCHS East, Inc.) 2                     6.500     08/01/2019 1    08/01/2010 A       7,475,699
----------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia GO                                            5.000     11/01/2015      11/01/2015           116,161
----------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia GO                                            5.000     11/01/2016      11/01/2015 A         115,838
----------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia GO                                            5.000     11/01/2017      11/01/2015 A         115,343
----------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia GO                                            5.000     11/01/2018      11/01/2015 A         115,071
----------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia GO                                            5.000     11/01/2019      11/01/2015 A         114,661
----------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia GO                                            5.000     11/01/2020      11/01/2015 A         114,171

                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   6,000,000   Battery Park City Authority, Series A 2               5.250%    11/01/2022      11/01/2013 A    $  6,500,520
----------------------------------------------------------------------------------------------------------------------------
      500,000   Bethlehem Water System                                5.500     03/01/2022      03/01/2013 A         538,365
----------------------------------------------------------------------------------------------------------------------------
      165,000   Blauvelt Volunteer Fire Company                       6.000     10/15/2008      04/02/2008 B         167,914
----------------------------------------------------------------------------------------------------------------------------
      730,000   Brookhaven IDA (Alternatives for Children)            7.000     02/01/2013      05/09/2010 B         759,631
----------------------------------------------------------------------------------------------------------------------------
    1,125,000   Brookhaven IDA (Dowling College)                      6.500     11/01/2012      11/01/2012         1,175,018
----------------------------------------------------------------------------------------------------------------------------
      255,000   Brookhaven IDA (Stony Brook Foundation)               5.750     11/01/2008      05/05/2008 B         257,820
----------------------------------------------------------------------------------------------------------------------------
      645,000   Broome County COP                                     5.250     04/01/2022 1    04/01/2007 A         645,845
----------------------------------------------------------------------------------------------------------------------------
       10,000   Broome County GO                                      5.400     04/15/2011      04/15/2007 A          10,151
----------------------------------------------------------------------------------------------------------------------------
    1,015,000   Bushnell Basin Fire Assoc.
                (Volunteer Fire Dept.)                                5.250     11/01/2015      12/14/2013 B       1,033,534
----------------------------------------------------------------------------------------------------------------------------
      375,000   Capital District Youth Center                         6.000     02/01/2017      02/01/2007 A         383,070
----------------------------------------------------------------------------------------------------------------------------
    1,350,000   Carnegie Redevel. Corp. 3                             6.500     09/01/2011      11/17/2009 B       1,353,578
----------------------------------------------------------------------------------------------------------------------------
      320,000   Cattaraugus County IDA
                (Olean General Hospital)                              5.250     08/01/2023      08/01/2010 A         330,912
----------------------------------------------------------------------------------------------------------------------------
    1,450,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                  6.000     07/01/2012      02/12/2010 D       1,553,298
----------------------------------------------------------------------------------------------------------------------------
    1,075,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                  6.250     07/01/2016      07/01/2010 A       1,147,896
----------------------------------------------------------------------------------------------------------------------------
    3,770,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                  6.500     07/01/2024      07/01/2010 A       4,043,363
----------------------------------------------------------------------------------------------------------------------------
   18,160,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                  6.750     07/01/2040      07/01/2010 A      19,634,774
----------------------------------------------------------------------------------------------------------------------------
    2,455,000   Clarence IDA (Bristol Village) 2                      6.000     01/20/2044      01/20/2013 A       2,734,993
----------------------------------------------------------------------------------------------------------------------------
      100,000   Clifton Park GO                                       5.100     02/01/2011      02/01/2007 A         100,112
----------------------------------------------------------------------------------------------------------------------------
       45,000   Clifton Park Water Authority                          5.000     10/01/2029      10/01/2009 A          46,439
----------------------------------------------------------------------------------------------------------------------------
    4,195,000   Cortland County IDA
                (Cortland Memorial Hospital)                          5.625     07/01/2024 1    07/01/2012 A       4,544,234
----------------------------------------------------------------------------------------------------------------------------
        5,000   Deerfield GO                                          5.250     06/15/2008      06/15/2008             5,074
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.250     06/15/2009      06/15/2009            10,231
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.250     06/15/2010      06/15/2010            10,304
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.250     06/15/2011      06/15/2011            10,369
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.250     06/15/2012      06/15/2012            10,428
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.250     06/15/2013      06/15/2013            10,482
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.500     06/15/2014      06/15/2014            10,671
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.500     06/15/2015      06/15/2015            10,719
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.500     06/15/2016      06/15/2016            10,784
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.500     06/15/2017      06/15/2016 A          10,776
----------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                          5.500     06/15/2018      06/15/2016 A          10,751
----------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                          5.500     06/15/2019      06/15/2016 A          16,091
----------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                          5.500     06/15/2020      06/15/2016 A          16,032
----------------------------------------------------------------------------------------------------------------------------
    1,750,000   Dutchess County IDA (Bard College) 2                  5.375     06/01/2027      06/01/2007 A       1,797,583
----------------------------------------------------------------------------------------------------------------------------
      295,000   Dutchess County IDA (Bard College)                    5.500     08/01/2020      08/01/2010 A         312,662

                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,000,000   Dutchess County IDA (Bard College)                    7.000%    11/01/2017 1    05/01/2007 A    $  1,002,710
----------------------------------------------------------------------------------------------------------------------------
    5,205,000   Dutchess County IDA (Marist College)                  5.150     07/01/2017      07/01/2013 A       5,482,999
----------------------------------------------------------------------------------------------------------------------------
    2,525,000   Dutchess County IDA
                (Vassar Brothers Hospital) 2                          6.500     04/01/2020 1    04/01/2010 A       2,695,993
----------------------------------------------------------------------------------------------------------------------------
       25,000   East Hampton Town GO                                  5.000     04/15/2018      04/15/2008 A          25,675
----------------------------------------------------------------------------------------------------------------------------
      515,000   East Rochester Hsg. Authority
                (Gates Senior Hsg.)                                   5.200     04/20/2021      10/20/2013 A         542,892
----------------------------------------------------------------------------------------------------------------------------
    2,800,000   East Rochester Hsg. Authority
                (Rochester St. Mary's Residence Facility) 2           5.375     12/20/2022 1    12/20/2015 A       3,030,748
----------------------------------------------------------------------------------------------------------------------------
      730,000   East Rochester Hsg. Authority
                (St. John's Meadows)                                  5.750     08/01/2037 1    08/01/2007 A         752,988
----------------------------------------------------------------------------------------------------------------------------
      210,000   East Syracuse Hsg. Authority
                (Bennett Manor Associates)                            6.700     04/01/2021      04/01/2010 A         226,325
----------------------------------------------------------------------------------------------------------------------------
      415,000   Elmira GO                                             5.000     10/01/2015      10/01/2015           436,539
----------------------------------------------------------------------------------------------------------------------------
      440,000   Elmira GO                                             5.000     10/01/2016      10/01/2016           463,584
----------------------------------------------------------------------------------------------------------------------------
      460,000   Elmira GO                                             5.000     10/01/2017      10/01/2017           482,416
----------------------------------------------------------------------------------------------------------------------------
      485,000   Elmira GO                                             5.000     10/01/2018      10/01/2017 A         507,262
----------------------------------------------------------------------------------------------------------------------------
      505,000   Elmira GO                                             5.000     10/01/2019      10/01/2017 A         526,144
----------------------------------------------------------------------------------------------------------------------------
    1,300,000   Erie County IDA
                (Buffalo City School District) 2                      5.750     05/01/2025      05/01/2014 A       1,461,837
----------------------------------------------------------------------------------------------------------------------------
    6,500,000   Erie County IDA
                (Buffalo City School District) 2                      5.750     05/01/2026      05/01/2014 A       7,309,185
----------------------------------------------------------------------------------------------------------------------------
    1,730,000   Erie County IDA (Medaille College)                    6.875     10/01/2013      10/16/2010 B       1,800,878
----------------------------------------------------------------------------------------------------------------------------
      380,000   Erie County IDA (Medaille College)                    7.250     11/01/2010      06/04/2009 B         394,254
----------------------------------------------------------------------------------------------------------------------------
   29,615,000   Erie County Tobacco Asset
                Securitization Corp.                                  5.000     06/01/2031      06/01/2015 A      30,257,053
----------------------------------------------------------------------------------------------------------------------------
    9,750,000   Erie County Tobacco Asset
                Securitization Corp.                                  5.000     06/01/2038      06/01/2015 A       9,934,178
----------------------------------------------------------------------------------------------------------------------------
    1,635,000   Erie County Tobacco Asset
                Securitization Corp. 2                                5.750     07/15/2013      07/15/2010 E       1,760,552
----------------------------------------------------------------------------------------------------------------------------
    7,595,000   Erie County Tobacco Asset
                Securitization Corp.                                  6.000     07/15/2020      07/15/2010 E       8,240,803
----------------------------------------------------------------------------------------------------------------------------
      690,000   Essex County IDA (North Country
                Community College Foundation)                         4.600     06/01/2015      12/25/2013 B         694,526
----------------------------------------------------------------------------------------------------------------------------
      540,000   Franklin County IDA (North Country
                Community College Foundation)                         4.600     06/01/2015      12/24/2013 B         543,542
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Grand Central BID
                (Grand Central District Management)                   5.000     01/01/2021      01/01/2014 A       1,052,140
----------------------------------------------------------------------------------------------------------------------------
      500,000   Grand Central BID
                (Grand Central District Management)                   5.000     01/01/2022      01/01/2014 A         525,450
----------------------------------------------------------------------------------------------------------------------------
      500,000   Hamilton County IDA
                (Adirondack Historical Assoc.)                        5.250     11/01/2018      11/01/2008 A         517,240
----------------------------------------------------------------------------------------------------------------------------
      500,000   Hempstead GO                                          5.000     07/01/2018      07/01/2014 A         519,325

                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,195,000   Hempstead GO                                          5.000%    07/01/2019      07/01/2014 A    $  1,238,857
----------------------------------------------------------------------------------------------------------------------------
    1,635,000   Hempstead GO                                          5.250     07/01/2023      07/01/2014 A       1,723,012
----------------------------------------------------------------------------------------------------------------------------
    1,730,000   Hempstead GO                                          5.250     07/01/2024      07/01/2014 A       1,820,877
----------------------------------------------------------------------------------------------------------------------------
    1,700,000   Hempstead IDA (Adelphi University)                    5.750     06/01/2022 1    06/01/2012 A       1,854,479
----------------------------------------------------------------------------------------------------------------------------
    1,350,000   Hempstead IDA (Hofstra University)                    5.800     07/01/2015      07/01/2007 A       1,377,743
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2017      09/15/2016 A          80,018
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2018      09/15/2016 A          79,709
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2019      09/15/2016 A          79,463
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2020      09/15/2016 A          79,219
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2021      09/15/2016 A          79,036
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2022      09/15/2016 A          78,914
----------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                  5.000     09/15/2023      09/15/2016 A          78,854
----------------------------------------------------------------------------------------------------------------------------
      895,000   Herkimer County IDA (Burrows Paper)                   8.000     01/01/2009      07/07/2008 B         892,745
----------------------------------------------------------------------------------------------------------------------------
      480,000   Herkimer County IDA (Herkimer County
                College Foundation)                                   5.850     11/01/2010      05/28/2009 B         495,830
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Herkimer Hsg. Authority                               7.150     03/01/2011      03/01/2007 A       1,503,210
----------------------------------------------------------------------------------------------------------------------------
      125,000   Hudson IDA (Have, Inc.)                               7.125     12/01/2007      12/01/2007           124,863
----------------------------------------------------------------------------------------------------------------------------
      350,000   Hudson IDA (Hudson Fabrics)                           6.000     11/01/2012      04/10/2010 B         357,574
----------------------------------------------------------------------------------------------------------------------------
    3,500,000   Islip IDA (United Cerebral Palsy Assoc.) 4            5.500     12/01/2016      01/17/2013 B       3,484,880
----------------------------------------------------------------------------------------------------------------------------
      410,000   Islip IDA (United Cerebral Palsy Assoc.)              5.500     12/01/2016      01/17/2013 B         410,135
----------------------------------------------------------------------------------------------------------------------------
       25,000   Islip Res Rec, Series D                               6.500     07/01/2009      07/01/2007 A          25,007
----------------------------------------------------------------------------------------------------------------------------
    2,990,000   Islip Res Rec, Series E                               5.625     07/01/2017      07/01/2014 A       3,307,957
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   Islip Res Rec, Series E                               5.750     07/01/2019      07/01/2014 A       1,301,407
----------------------------------------------------------------------------------------------------------------------------
      250,000   Jamestown GO                                          5.000     08/01/2024      08/01/2014 A         260,153
----------------------------------------------------------------------------------------------------------------------------
      250,000   Jamestown GO                                          5.000     08/01/2025      08/01/2014 A         259,660
----------------------------------------------------------------------------------------------------------------------------
    1,770,000   Jamestown Hsg. Authority                              6.125     07/01/2010      02/01/2009 B       1,749,751
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)              5.500     08/01/2024      08/01/2011 A       1,053,410
----------------------------------------------------------------------------------------------------------------------------
   27,305,000   L.I. Power Authority, Series A                        5.125     12/01/2022 1    06/01/2008 A      28,176,576
----------------------------------------------------------------------------------------------------------------------------
    2,210,000   Livingston County IDA (Nicholas H. Noyes
                Memorial Hospital) 2                                  5.875     07/01/2022      07/01/2010 A       2,293,030
----------------------------------------------------------------------------------------------------------------------------
    1,010,000   Livingston County IDA (Nicholas H. Noyes
                Memorial Hospital) 2                                  6.000     07/01/2030      07/01/2010 A       1,048,673
----------------------------------------------------------------------------------------------------------------------------
       75,000   Lowville GO                                           7.200     09/15/2007      09/15/2007            76,672
----------------------------------------------------------------------------------------------------------------------------
    2,065,000   Madison County IDA (Morrisville State
                College Foundation)                                   5.000     06/01/2022      06/01/2016 A       2,206,473
----------------------------------------------------------------------------------------------------------------------------
    2,260,000   Madison County IDA
                (Oneida Healthcare Center)                            5.500     02/01/2016      02/01/2011 A       2,400,030
----------------------------------------------------------------------------------------------------------------------------
      140,000   Medina Hsg. Corp.                                     8.250     08/15/2011 1    02/15/2007 A         140,304
----------------------------------------------------------------------------------------------------------------------------
      215,000   Middletown IDA
                (Southwinds Retirement Home)                          5.875     03/01/2007      03/01/2007           215,043
----------------------------------------------------------------------------------------------------------------------------
    3,810,000   Monroe County COP 2                                   8.050     01/01/2011 1    07/01/2007 A       3,810,800
----------------------------------------------------------------------------------------------------------------------------
       50,000   Monroe County GO                                      5.000     06/01/2017      06/01/2007 A          50,685

                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     100,000   Monroe County GO                                      5.350%    03/01/2012      03/01/2007 A    $    101,207
----------------------------------------------------------------------------------------------------------------------------
       40,000   Monroe County GO                                      6.100     03/01/2008      03/01/2007 A          40,169
----------------------------------------------------------------------------------------------------------------------------
      575,000   Monroe County IDA (Canal Ponds)                       7.000     06/15/2013 1    06/15/2007 A         596,804
----------------------------------------------------------------------------------------------------------------------------
    1,285,000   Monroe County IDA
                (DePaul Community Facilities)                         6.500     02/01/2024 1    02/01/2007 A       1,287,930
----------------------------------------------------------------------------------------------------------------------------
      210,000   Monroe County IDA (DePaul Properties)                 5.900     09/01/2007      09/01/2007           209,328
----------------------------------------------------------------------------------------------------------------------------
       75,000   Monroe County IDA
                (Nazareth College of Rochester)                       5.250     10/01/2021      10/01/2011 A          80,636
----------------------------------------------------------------------------------------------------------------------------
    1,475,000   Monroe County IDA
                (Parma Senior Hsg. Assoc.)                            6.500     12/01/2010      06/01/2007 A       1,476,239
----------------------------------------------------------------------------------------------------------------------------
       25,000   Monroe County IDA
                (Rochester Institute of Technology)                   5.000     04/01/2010      04/01/2010            25,460
----------------------------------------------------------------------------------------------------------------------------
      365,000   Monroe County IDA (Summit at Brighton)                5.000     07/01/2016      07/01/2011 A         368,000
----------------------------------------------------------------------------------------------------------------------------
    2,235,000   Monroe County IDA
                (West End Business Center)                            5.125     12/01/2014      05/29/2011 B       2,265,865
----------------------------------------------------------------------------------------------------------------------------
   15,415,000   Monroe County Tobacco Asset
                Securitization Corp. ( TASC)                          6.150     06/01/2025      10/17/2009 D      16,489,888
----------------------------------------------------------------------------------------------------------------------------
       60,000   Monroe County Water Authority                         5.250     08/01/2011      02/01/2007 A          60,077
----------------------------------------------------------------------------------------------------------------------------
      285,000   Monroe Newpower Corp.                                 4.500     01/01/2011      10/01/2010 B         285,983
----------------------------------------------------------------------------------------------------------------------------
      155,000   Monroe Newpower Corp.                                 4.700     01/01/2012      10/01/2011 B         157,103
----------------------------------------------------------------------------------------------------------------------------
      410,000   Monroe Newpower Corp.                                 4.800     01/01/2013      10/01/2012 B         418,245
----------------------------------------------------------------------------------------------------------------------------
    7,800,000   Monroe Newpower Corp.                                 6.375     01/01/2024      07/01/2009 A       8,263,320
----------------------------------------------------------------------------------------------------------------------------
      280,000   Mount Vernon IDA (Kings Court)                        5.125     12/01/2023      12/01/2015 A         289,094
----------------------------------------------------------------------------------------------------------------------------
      975,000   Mount Vernon IDA (Macedonia Towers)                   5.125     12/01/2023      12/01/2015 A       1,006,668
----------------------------------------------------------------------------------------------------------------------------
      285,000   Mount Vernon IDA (Meadowview)                         6.000     06/01/2009      06/16/2008 B         291,347
----------------------------------------------------------------------------------------------------------------------------
    5,275,000   Mount Vernon IDA (Section 8), Series A                5.250     12/01/2014 1    06/01/2008 A       5,453,453
----------------------------------------------------------------------------------------------------------------------------
       30,000   MTA Commuter Facilities
                (Grand Central Terminal)                              5.500     07/01/2012      07/01/2007 E          30,048
----------------------------------------------------------------------------------------------------------------------------
       25,000   MTA Commuter Facilities, Series 7                     5.625     07/01/2016 1    07/01/2007 E          25,746
----------------------------------------------------------------------------------------------------------------------------
       10,000   MTA Commuter Facilities, Series B                     5.000     07/01/2017      07/01/2009 E          10,270
----------------------------------------------------------------------------------------------------------------------------
      120,000   MTA Commuter Facilities, Series B                     5.125     07/01/2024      07/01/2007 A         123,259
----------------------------------------------------------------------------------------------------------------------------
        5,000   MTA Commuter Facilities, Series D                     5.000     07/01/2016      07/01/2007 E           5,186
----------------------------------------------------------------------------------------------------------------------------
      100,000   MTA Service Contract, Series 3                        7.375     07/01/2008      01/06/2008 B         103,438
----------------------------------------------------------------------------------------------------------------------------
    8,500,000   MTA Service Contract, Series A                        5.125     01/01/2024      07/01/2012 A       9,028,700
----------------------------------------------------------------------------------------------------------------------------
   15,350,000   MTA Service Contract, Series A                        5.750     07/01/2031      07/01/2012 A      16,824,368
----------------------------------------------------------------------------------------------------------------------------
   16,710,000   MTA, Series A                                         5.000     11/15/2026      11/15/2016 A      17,801,831
----------------------------------------------------------------------------------------------------------------------------
    4,100,000   MTA, Series A                                         5.125     11/15/2031      11/15/2012 A       4,334,889
----------------------------------------------------------------------------------------------------------------------------
   11,075,000   MTA, Series A                                         5.500     11/15/2026      11/15/2012 A      12,045,724
----------------------------------------------------------------------------------------------------------------------------
   25,000,000   MTA, Series A                                         5.750     11/15/2032      11/15/2012 A      27,407,250
----------------------------------------------------------------------------------------------------------------------------
       55,000   MTA, Series B                                         5.000     07/01/2020 1    07/01/2007 A          56,483
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   MTA, Series B-2                                       5.000     07/01/2017      07/01/2007 A       2,054,060
----------------------------------------------------------------------------------------------------------------------------
       50,000   MTA, Series E                                         5.500     11/15/2021      11/15/2012 A          54,699

                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*           VALUE
       AMOUNT                                                        COUPON       MATURITY      (UNAUDITED)      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000   Municipal Assistance Corp. for Troy                   5.000%    01/15/2016       07/15/2007 A   $    50,802
---------------------------------------------------------------------------------------------------------------------------
      300,000   Nassau County Bridge Authority                        5.250     10/01/2026       10/01/2007 A       309,159
---------------------------------------------------------------------------------------------------------------------------
      645,000   Nassau County IDA (ACDS)                              6.000     12/01/2019       12/02/2016 A       665,640
---------------------------------------------------------------------------------------------------------------------------
      475,000   Nassau County IDA (ALIA-ACDS)                         7.000     10/01/2016       11/01/2011 A       512,264
---------------------------------------------------------------------------------------------------------------------------
      830,000   Nassau County IDA (ALIA-ACLD)                         5.750     09/01/2011       02/03/2010 B       852,983
---------------------------------------------------------------------------------------------------------------------------
      705,000   Nassau County IDA (ALIA-CMA)                          7.000     10/01/2016       11/01/2011 A       760,307
---------------------------------------------------------------------------------------------------------------------------
      545,000   Nassau County IDA (ALIA-CRR)                          7.000     10/01/2016       11/01/2011 A       587,755
---------------------------------------------------------------------------------------------------------------------------
      120,000   Nassau County IDA (ALIA-FREE)                         7.000     10/01/2016       11/01/2011 A       129,414
---------------------------------------------------------------------------------------------------------------------------
      495,000   Nassau County IDA (ALIA-HKSB)                         7.000     10/01/2016       11/01/2011 A       533,833
---------------------------------------------------------------------------------------------------------------------------
    1,870,000   Nassau County IDA (CSMR)                              6.000     12/01/2019       12/03/2016 A     1,929,840
---------------------------------------------------------------------------------------------------------------------------
      320,000   Nassau County IDA
                (Engel Burman Senior Hsg.)                            6.750     05/01/2017       11/01/2011 A,B     333,699
---------------------------------------------------------------------------------------------------------------------------
      215,000   Nassau County IDA
                (Engel Burman Senior Hsg.)                            6.750     05/01/2017       11/01/2011 A,B     224,204
---------------------------------------------------------------------------------------------------------------------------
      370,000   Nassau County IDA
                (Engel Burman Senior Hsg.)                            6.750     05/01/2017       11/01/2011 A       385,840
---------------------------------------------------------------------------------------------------------------------------
      395,000   Nassau County IDA
                (Engel Burman Senior Hsg.)                            6.750     05/01/2017       11/01/2011 A       411,910
---------------------------------------------------------------------------------------------------------------------------
      570,000   Nassau County IDA
                (Engel Burman Senior Hsg.)                            6.750     05/01/2017       11/01/2011 A       594,402
---------------------------------------------------------------------------------------------------------------------------
      795,000   Nassau County IDA
                (Epilepsy Foundation of Long Island)                  6.000     12/01/2019       12/05/2016 A       820,599
---------------------------------------------------------------------------------------------------------------------------
      155,000   Nassau County IDA (North Shore CFGA)                  5.750     05/01/2008       11/05/2007 B       156,945
---------------------------------------------------------------------------------------------------------------------------
      230,000   Nassau County IDA (United Cerebral Palsy)             5.750     11/01/2007       11/01/2007         232,008
---------------------------------------------------------------------------------------------------------------------------
    1,125,000   Nassau County IDA (United Cerebral Palsy)             5.750     11/01/2009       11/06/2008 B     1,132,515
---------------------------------------------------------------------------------------------------------------------------
      520,000   Nassau County IDA (WORCA)                             6.000     12/01/2019       12/01/2016 A       539,568
---------------------------------------------------------------------------------------------------------------------------
      145,000   Nassau County IDA, Series C                           6.000     12/01/2019       12/04/2016 A       149,669
---------------------------------------------------------------------------------------------------------------------------
      650,000   Nassau County Interim Finance Authority               5.125     11/15/2021       05/15/2007 A       657,306
---------------------------------------------------------------------------------------------------------------------------
       80,000   Nassau County Interim Finance Authority               5.375     11/15/2012       05/15/2007 A        80,908
---------------------------------------------------------------------------------------------------------------------------
       35,000   Nassau County Interim Finance Authority               5.375     11/15/2013       05/15/2007 A        35,397
---------------------------------------------------------------------------------------------------------------------------
   21,000,000   Nassau County Tobacco Settlement Corp.                0.000 5   06/01/2026       12/03/2015 B    19,185,180
---------------------------------------------------------------------------------------------------------------------------
    3,115,000   Nassau County Tobacco Settlement Corp.                5.700     07/15/2015       07/15/2007 F     3,303,831
---------------------------------------------------------------------------------------------------------------------------
      590,000   Nassau County Tobacco Settlement Corp.                5.750     07/15/2016       07/15/2007 F       626,474
---------------------------------------------------------------------------------------------------------------------------
    3,550,000   Nassau County Tobacco Settlement Corp.                5.875     07/15/2016       07/15/2008 F     3,780,182
---------------------------------------------------------------------------------------------------------------------------
      725,000   Nassau County Tobacco Settlement Corp.                6.000     07/15/2017       07/15/2009 F       774,191
---------------------------------------------------------------------------------------------------------------------------
       25,000   Nassau County Tobacco Settlement Corp.                6.000     07/15/2018       07/15/2009 A        26,696
---------------------------------------------------------------------------------------------------------------------------
    5,440,000   Nassau County Tobacco Settlement Corp.                6.125     07/15/2018       07/15/2009 A     5,824,826
---------------------------------------------------------------------------------------------------------------------------
      125,000   Nassau County Tobacco Settlement Corp.                6.200     07/15/2018       07/15/2009 A       134,059
---------------------------------------------------------------------------------------------------------------------------
    2,215,000   Nassau County Tobacco Settlement Corp.                6.250     07/15/2019 1     07/15/2009 A     2,378,090
---------------------------------------------------------------------------------------------------------------------------
    4,530,000   Nassau County Tobacco Settlement Corp.                6.250     07/15/2019       07/15/2009 A     4,863,544
---------------------------------------------------------------------------------------------------------------------------
    3,620,000   Nassau County Tobacco Settlement Corp.                6.250     07/15/2020       07/15/2009 A     3,886,541
---------------------------------------------------------------------------------------------------------------------------
    4,125,000   Nassau County Tobacco Settlement Corp.                6.250     07/15/2020 1     07/15/2009 A     4,428,724

                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*           VALUE
       AMOUNT                                                        COUPON       MATURITY      (UNAUDITED)      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,255,000   Nassau County Tobacco Settlement Corp.                6.250%    07/15/2021       07/15/2009 A   $ 2,421,036
---------------------------------------------------------------------------------------------------------------------------
    4,925,000   Nassau County Tobacco Settlement Corp.                6.300     07/15/2021       07/15/2009 A     5,293,292
---------------------------------------------------------------------------------------------------------------------------
    1,320,000   Nassau County Tobacco Settlement Corp.                6.300     07/15/2022       07/15/2009 A     1,418,710
---------------------------------------------------------------------------------------------------------------------------
   18,175,000   Nassau County Tobacco Settlement Corp.                6.400     07/15/2033       07/15/2009 A    19,576,111
---------------------------------------------------------------------------------------------------------------------------
   15,050,000   Nassau County Tobacco Settlement Corp.                6.500     07/15/2027       07/15/2009 A    16,244,970
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Nassau County Tobacco Settlement Corp.                6.600     07/15/2039       07/15/2009 A     5,409,050
---------------------------------------------------------------------------------------------------------------------------
   12,000,000   Nassau County Tobacco Settlement Corp.
                (TASC)                                                5.000     06/01/2035       06/01/2016 A    12,284,880
---------------------------------------------------------------------------------------------------------------------------
      300,000   Nassau IDA (EBS North Hills LLC)                      7.000     11/01/2013       12/28/2010 B       316,251
---------------------------------------------------------------------------------------------------------------------------
      140,000   Nassau IDA (EBS North Hills LLC)                      7.000     11/01/2013       12/28/2010 B       147,584
---------------------------------------------------------------------------------------------------------------------------
      180,000   Nassau IDA (EBS North Hills LLC)                      7.000     11/01/2013       12/28/2010 B       189,751
---------------------------------------------------------------------------------------------------------------------------
      260,000   Nassau IDA (EBS North Hills LLC)                      7.000     11/01/2013       12/28/2010 B       274,149
---------------------------------------------------------------------------------------------------------------------------
      195,000   Nassau IDA (EBS North Hills LLC)                      7.000     11/01/2013       03/28/2011 B       205,563
---------------------------------------------------------------------------------------------------------------------------
      195,000   Nassau IDA (EBS North Hills LLC)                      7.000     11/01/2013       03/28/2011 B       205,563
---------------------------------------------------------------------------------------------------------------------------
       50,000   New Hartford-Sunset Wood Funding Corp.                5.950     08/01/2027       08/01/2007 A        51,370
---------------------------------------------------------------------------------------------------------------------------
    1,290,000   New Rochelle IDA (College of New Rochelle)            5.500     07/01/2019       07/01/2009 A     1,351,314
---------------------------------------------------------------------------------------------------------------------------
      245,000   New Rochelle Municipal Hsg. Authority,
                Series A                                              5.000     12/01/2008       03/09/2008 B       248,273
---------------------------------------------------------------------------------------------------------------------------
       80,000   New Rochelle Municipal Hsg. Authority,
                Series B                                              6.500     12/01/2014       12/01/2008 E        85,599
---------------------------------------------------------------------------------------------------------------------------
    1,465,000   Newark-Wayne Community Hospital                       7.600     09/01/2015       03/01/2007 A     1,467,139
---------------------------------------------------------------------------------------------------------------------------
       10,000   Newburgh GO                                           7.600     04/01/2008       04/01/2007 A        10,099
---------------------------------------------------------------------------------------------------------------------------
    1,380,000   Newburgh IDA (Bourne & Kenney
                Redevel. Company)                                     5.650     08/01/2020 1     08/01/2009 A     1,431,943
---------------------------------------------------------------------------------------------------------------------------
      150,000   Niagara County IDA
                (American Ref-Fuel Company)                           5.550     11/15/2024       11/15/2011 A       156,747
---------------------------------------------------------------------------------------------------------------------------
   13,560,000   Niagara County IDA
                (Niagara Falls Memorial Medical Center)               5.500     11/01/2035       12/28/2007 C    13,995,005
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Niagara County IDA (Solid Waste Disposal)             5.450     11/15/2025       11/15/2012 A     5,236,100
---------------------------------------------------------------------------------------------------------------------------
   19,710,000   Niagara County IDA (Solid Waste Disposal)             5.550     11/15/2024       11/15/2011 A    20,885,702
---------------------------------------------------------------------------------------------------------------------------
    9,850,000   Niagara County IDA (Solid Waste Disposal)             5.625     11/15/2024       11/15/2012 A    10,356,487
---------------------------------------------------------------------------------------------------------------------------
      170,000   Niagara County Tobacco Asset
                Securitization Corp.                                  5.375     05/15/2018       05/15/2009 F       176,713
---------------------------------------------------------------------------------------------------------------------------
      175,000   Niagara County Tobacco Asset
                Securitization Corp.                                  5.500     05/15/2019       05/15/2011 A       182,226
---------------------------------------------------------------------------------------------------------------------------
       90,000   Niagara County Tobacco Asset
                Securitization Corp.                                  5.500     05/15/2020       05/15/2011 A        93,796
---------------------------------------------------------------------------------------------------------------------------
    1,175,000   Niagara County Tobacco Asset
                Securitization Corp.                                  5.875     05/15/2022       05/15/2011 A     1,236,923
---------------------------------------------------------------------------------------------------------------------------
    1,045,000   Niagara County Tobacco Asset
                Securitization Corp.                                  6.250     05/15/2034       11/15/2010 A     1,113,071
---------------------------------------------------------------------------------------------------------------------------
      945,000   Niagara County Tobacco Asset
                Securitization Corp.                                  6.250     05/15/2040       05/15/2010 A     1,006,557

                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*           VALUE
       AMOUNT                                                        COUPON       MATURITY      (UNAUDITED)      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  11,995,000   Niagara County Tobacco Asset
                Securitization Corp.                                  6.750%    05/15/2029 1     05/15/2010 A   $12,954,720
---------------------------------------------------------------------------------------------------------------------------
       10,000   Niagara Falls HDC (Niagara Towers)                    5.150     10/01/2010       10/01/2008 A        10,176
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Niagara Falls Public Water Authority                  5.500     07/15/2034       07/15/2015 A     1,113,690
---------------------------------------------------------------------------------------------------------------------------
       25,000   Niagara Frontier Transportation Authority
                (Buffalo Niagara International Airport)               5.000     04/01/2013       04/01/2008 A        25,554
---------------------------------------------------------------------------------------------------------------------------
    5,360,000   Niagara Frontier Transportation Authority
                (Buffalo Niagara International Airport)               5.625     04/01/2029 1     04/01/2009 A     5,613,099
---------------------------------------------------------------------------------------------------------------------------
      210,000   Niagara Frontier Transportation Authority
                (Buffalo Niagara International Airport)               5.750     04/01/2019       04/01/2009 A       220,943
---------------------------------------------------------------------------------------------------------------------------
      610,000   North Babylon Volunteer Fire Company                  5.750     08/01/2022       08/01/2007 A       634,955
---------------------------------------------------------------------------------------------------------------------------
       25,000   North Elba GO                                         5.400     06/01/2009       06/01/2007 A        25,187
---------------------------------------------------------------------------------------------------------------------------
      935,000   NY Counties Tobacco Trust I                           5.800     06/01/2023       11/08/2007 D     1,009,080
---------------------------------------------------------------------------------------------------------------------------
      225,000   NY Counties Tobacco Trust I                           5.800     06/01/2023       11/08/2007 D       230,164
---------------------------------------------------------------------------------------------------------------------------
    9,625,000   NY Counties Tobacco Trust I                           6.300     06/01/2019 1     06/01/2010 E    10,537,258
---------------------------------------------------------------------------------------------------------------------------
    4,670,000   NY Counties Tobacco Trust I                           6.300     06/01/2019 1     06/01/2010 A     4,989,381
---------------------------------------------------------------------------------------------------------------------------
    8,650,000   NY Counties Tobacco Trust I                           6.500     06/01/2035       06/01/2010 E     9,522,785
---------------------------------------------------------------------------------------------------------------------------
    4,210,000   NY Counties Tobacco Trust I                           6.500     06/01/2035       06/01/2010 A     4,520,235
---------------------------------------------------------------------------------------------------------------------------
    3,295,000   NY Counties Tobacco Trust I                           6.625     06/01/2042 1     06/01/2010 A     3,561,664
---------------------------------------------------------------------------------------------------------------------------
   23,755,000   NY Counties Tobacco Trust II (TASC)                   5.250     06/01/2025       03/17/2011 D    24,516,348
---------------------------------------------------------------------------------------------------------------------------
      150,000   NY Counties Tobacco Trust II (TASC)                   5.500     06/01/2011       06/01/2011         159,809
---------------------------------------------------------------------------------------------------------------------------
      865,000   NY Counties Tobacco Trust II (TASC)                   5.625     06/01/2035       06/01/2012 A       907,688
---------------------------------------------------------------------------------------------------------------------------
    1,055,000   NY Counties Tobacco Trust II (TASC) 2                 5.750     06/01/2013       06/01/2011 A     1,133,260
---------------------------------------------------------------------------------------------------------------------------
    1,925,000   NY Counties Tobacco Trust II (TASC) 2                 5.750     06/01/2014       06/01/2011 A     2,058,942
---------------------------------------------------------------------------------------------------------------------------
      750,000   NY Counties Tobacco Trust II (TASC)                   5.750     06/01/2043       06/01/2012 A       790,080
---------------------------------------------------------------------------------------------------------------------------
    2,120,000   NY Counties Tobacco Trust II (TASC) 2                 6.000     06/01/2015       06/01/2011 A     2,280,696
---------------------------------------------------------------------------------------------------------------------------
    2,330,000   NY Counties Tobacco Trust II (TASC)                   6.000     06/01/2016       06/01/2011 A     2,496,875
---------------------------------------------------------------------------------------------------------------------------
   12,180,000   NY Counties Tobacco Trust III                         5.000     06/01/2027       05/19/2009 D    12,471,589
---------------------------------------------------------------------------------------------------------------------------
    4,980,000   NY Counties Tobacco Trust III                         5.750     06/01/2033       09/26/2012 D     5,302,555
---------------------------------------------------------------------------------------------------------------------------
   16,535,000   NY Counties Tobacco Trust III                         6.000     06/01/2043       06/01/2013 A    17,871,855
---------------------------------------------------------------------------------------------------------------------------
    4,905,000   NY Counties Tobacco Trust IV                          4.250     06/01/2021       12/14/2011 B     4,849,083
---------------------------------------------------------------------------------------------------------------------------
   38,400,000   NY Counties Tobacco Trust IV (TASC)                   0.000 5   06/01/2041       08/03/2019 B    31,725,312
---------------------------------------------------------------------------------------------------------------------------
    4,520,000   NY Counties Tobacco Trust IV (TASC)                   4.750     06/01/2026       10/12/2009 B,D   4,574,918
---------------------------------------------------------------------------------------------------------------------------
   38,400,000   NY Counties Tobacco Trust IV (TASC)                   6.650     06/01/2041       06/01/2010 A     6,719,232
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                0.000 5   03/15/2029       03/15/2011 A        45,228
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                0.000 5   11/15/2037       11/15/2007 A        19,371
---------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                5.000     08/01/2015       08/01/2008 A        15,409
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.000     08/15/2016       08/15/2008 A        20,553
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.000     05/15/2018       05/15/2008 A        20,545
---------------------------------------------------------------------------------------------------------------------------
      235,000   NYC GO                                                5.000     08/01/2018       02/01/2008 A       239,822
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.000     08/15/2018       08/15/2008 A        51,279

                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*           VALUE
       AMOUNT                                                        COUPON       MATURITY      (UNAUDITED)      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,055,000   NYC GO                                                5.000%    12/01/2018       12/01/2014 A   $ 1,128,956
---------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                5.000     08/15/2019       08/15/2008 A        92,245
---------------------------------------------------------------------------------------------------------------------------
      425,000   NYC GO                                                5.000     08/01/2020       08/01/2014 A       451,422
---------------------------------------------------------------------------------------------------------------------------
      570,000   NYC GO                                                5.000     03/15/2021       03/15/2009 A       585,612
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                5.000     08/01/2021       08/01/2015 A     4,244,880
---------------------------------------------------------------------------------------------------------------------------
      110,000   NYC GO                                                5.000     08/01/2022       02/01/2009 A       112,825
---------------------------------------------------------------------------------------------------------------------------
       85,000   NYC GO                                                5.000     08/01/2022       02/01/2008 A        86,946
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.000     08/01/2022       02/01/2008 A        25,458
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.000     08/01/2022       08/01/2008 A        10,287
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                5.000     08/01/2022       08/01/2015 A     1,059,740
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.000     08/01/2022       08/01/2010 A        25,551
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.000     08/01/2022       08/01/2008 A        25,717
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                5.000     08/01/2022       08/01/2015 A     1,589,610
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.000     08/01/2022       08/01/2008 A        10,287
---------------------------------------------------------------------------------------------------------------------------
      205,000   NYC GO                                                5.000     08/15/2022       08/15/2008 A       209,574
---------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                5.000     09/15/2022       09/15/2013 A        41,936
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYC GO                                                5.000     11/01/2022       11/01/2014 A     2,641,675
---------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                5.000     05/15/2023       05/15/2008 A        15,393
---------------------------------------------------------------------------------------------------------------------------
    1,115,000   NYC GO                                                5.000     08/01/2023       02/01/2008 A     1,136,207
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                5.000     08/01/2023       08/01/2015 A     1,059,000
---------------------------------------------------------------------------------------------------------------------------
      250,000   NYC GO                                                5.000     08/01/2023       08/01/2008 A       255,470
---------------------------------------------------------------------------------------------------------------------------
      615,000   NYC GO                                                5.000     08/01/2023       08/01/2015 A       651,285
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.000     08/01/2023       02/01/2008 A        51,145
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                5.000     08/01/2023       08/01/2015 A     4,236,000
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   NYC GO                                                5.000     08/15/2023       08/15/2014 A    10,533,700
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   NYC GO                                                5.000     09/01/2023       09/01/2015 A     3,178,350
---------------------------------------------------------------------------------------------------------------------------
    6,750,000   NYC GO                                                5.000     11/01/2023       11/01/2014 A     7,127,933
---------------------------------------------------------------------------------------------------------------------------
   11,340,000   NYC GO                                                5.000     12/01/2023       12/01/2014 A    12,071,430
---------------------------------------------------------------------------------------------------------------------------
    8,500,000   NYC GO                                                5.000     04/01/2024       04/01/2016 A     9,026,575
---------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                5.000     04/15/2024       04/15/2009 A        93,173
---------------------------------------------------------------------------------------------------------------------------
   15,000,000   NYC GO                                                5.000     06/01/2024       06/01/2016 A    15,943,350
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                5.000     08/01/2024       08/01/2015 A     1,058,260
---------------------------------------------------------------------------------------------------------------------------
    3,040,000   NYC GO                                                5.000     08/01/2024       08/01/2015 A     3,217,110
---------------------------------------------------------------------------------------------------------------------------
    8,000,000   NYC GO                                                5.000     08/01/2024       02/01/2016 A     8,488,400
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                5.000     09/01/2024       09/01/2015 A     5,293,550
---------------------------------------------------------------------------------------------------------------------------
    3,635,000   NYC GO                                                5.000     12/01/2024       12/01/2014 A     3,869,458
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO 4                                              5.000     01/01/2025       01/01/2017 A     1,064,380
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO 4                                              5.000     02/01/2025       02/01/2017 A     1,064,780
---------------------------------------------------------------------------------------------------------------------------
    8,150,000   NYC GO                                                5.000     03/01/2025       03/01/2015 A     8,593,686
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   NYC GO                                                5.000     06/01/2025       06/01/2015 A     6,335,160
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                5.000     08/01/2025       08/01/2015 A     1,056,780

                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*           VALUE
       AMOUNT                                                        COUPON       MATURITY      (UNAUDITED)      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,335,000   NYC GO                                                5.000%    09/01/2025       09/01/2015 A   $ 5,640,269
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                5.000     12/01/2025       12/01/2014 A     1,061,020
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                5.000     04/01/2026       04/01/2015 A     5,267,400
---------------------------------------------------------------------------------------------------------------------------
    6,920,000   NYC GO                                                5.000     08/01/2026       08/01/2015 A     7,302,676
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                5.000     08/01/2026       08/01/2015 A     5,276,500
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                5.000     08/01/2026       08/01/2015 A     4,221,200
---------------------------------------------------------------------------------------------------------------------------
    1,830,000   NYC GO                                                5.000     11/01/2027       11/01/2014 A     1,922,452
---------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                5.000     03/15/2029       03/15/2009 A        92,426
---------------------------------------------------------------------------------------------------------------------------
      135,000   NYC GO                                                5.000     03/15/2029       03/15/2009 A       138,351
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.000     04/15/2029       04/15/2009 A        10,276
---------------------------------------------------------------------------------------------------------------------------
    6,450,000   NYC GO                                                5.000     03/01/2030       03/01/2015 A     6,777,467
---------------------------------------------------------------------------------------------------------------------------
      270,000   NYC GO                                                5.100     08/15/2027       08/15/2014 A       285,004
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.125     08/01/2018       08/01/2008 A        25,678
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.125     03/15/2019       03/15/2009 A        10,430
---------------------------------------------------------------------------------------------------------------------------
    8,360,000   NYC GO                                                5.125     08/01/2022       02/01/2009 A     8,532,885
---------------------------------------------------------------------------------------------------------------------------
      200,000   NYC GO                                                5.125     03/15/2025       03/15/2012 A       212,022
---------------------------------------------------------------------------------------------------------------------------
       80,000   NYC GO                                                5.125     08/01/2025       02/01/2008 A        81,597
---------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                5.125     08/01/2025       08/01/2008 A        46,319
---------------------------------------------------------------------------------------------------------------------------
      395,000   NYC GO                                                5.125     08/01/2025       08/01/2008 A       404,547
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.125     03/01/2028       03/01/2008 A        10,281
---------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                5.125     05/15/2029       05/15/2009 A        41,475
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.200     08/01/2021       08/01/2008 A        51,375
---------------------------------------------------------------------------------------------------------------------------
       70,000   NYC GO                                                5.200     03/15/2028       03/15/2009 A        73,102
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.250     05/01/2012       05/01/2007 A        25,133
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.250     08/15/2013       08/15/2008 A        51,634
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.250     02/01/2014       02/01/2008 A        51,223
---------------------------------------------------------------------------------------------------------------------------
      175,000   NYC GO                                                5.250     08/01/2015       08/01/2007 A       178,148
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.250     08/01/2015       02/01/2008 A        25,633
---------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                5.250     08/01/2015       08/01/2007 A        45,810
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.250     08/01/2016       08/01/2007 A        50,900
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.250     08/01/2016       02/01/2008 A        20,489
---------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                5.250     08/01/2016       02/01/2008 A         5,140
---------------------------------------------------------------------------------------------------------------------------
       75,000   NYC GO                                                5.250     08/01/2017       02/01/2008 A        76,778
---------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                5.250     08/01/2019       08/01/2008 A        92,627
---------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                5.250     08/01/2019       08/01/2008 A         5,180
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.250     08/01/2020       08/01/2007 A        50,975
---------------------------------------------------------------------------------------------------------------------------
      310,000   NYC GO                                                5.250     08/01/2020       08/01/2007 A       315,251
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.250     05/01/2021       05/01/2007 A        10,053
---------------------------------------------------------------------------------------------------------------------------
      355,000   NYC GO                                                5.250     08/01/2021       08/01/2007 A       361,014
---------------------------------------------------------------------------------------------------------------------------
    2,785,000   NYC GO                                                5.250     08/01/2021       08/01/2007 A     2,839,280
---------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                5.250     08/01/2021       08/01/2007 A         5,097

                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*           VALUE
       AMOUNT                                                        COUPON       MATURITY      (UNAUDITED)      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      40,000   NYC GO                                                5.250%    11/15/2021 1     11/15/2007 A   $    40,812
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.250     01/15/2023       01/15/2013 A        26,601
---------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                5.250     08/15/2023       08/15/2008 A        15,445
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                5.250     08/15/2024       08/15/2014 A     1,074,290
---------------------------------------------------------------------------------------------------------------------------
    5,110,000   NYC GO                                                5.250     08/15/2026       08/15/2014 A     5,482,672
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.250     06/01/2027       06/01/2012 A        21,617
---------------------------------------------------------------------------------------------------------------------------
      160,000   NYC GO                                                5.250     06/01/2027       06/01/2012 A       168,819
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.250     01/15/2028       01/15/2013 A        53,009
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.250     01/15/2033       01/15/2013 A        21,738
---------------------------------------------------------------------------------------------------------------------------
      180,000   NYC GO                                                5.250     01/15/2033       01/15/2013 A       190,732
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.300     08/01/2024       08/01/2008 A        20,599
---------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                5.300     01/15/2026       01/15/2013 A        43,584
---------------------------------------------------------------------------------------------------------------------------
       95,000   NYC GO                                                5.300     01/15/2026       01/15/2013 A       101,282
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.350     08/01/2013       02/01/2008 A        20,528
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC GO                                                5.375     08/01/2015       08/01/2008 A     2,065,640
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.375     08/01/2017       08/01/2010 A        53,306
---------------------------------------------------------------------------------------------------------------------------
      155,000   NYC GO                                                5.375     08/01/2017       08/01/2007 A       157,818
---------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                5.375     11/15/2017       11/15/2007 A        40,886
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.375     08/01/2019       08/01/2009 A        10,430
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.375     08/01/2019       02/01/2008 A        25,615
---------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                5.375     08/01/2019       02/01/2008 A        51,411
---------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                5.375     08/01/2020       08/01/2009 A         5,215
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.375     08/01/2022       08/01/2007 A        25,449
---------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                5.375     08/01/2022       08/01/2007 A        25,499
---------------------------------------------------------------------------------------------------------------------------
      205,000   NYC GO                                                5.375     03/01/2027       03/01/2013 A       224,553
---------------------------------------------------------------------------------------------------------------------------
      100,000   NYC GO                                                5.375     03/01/2027       03/01/2013 A       107,082
---------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                5.375     08/01/2027       08/01/2008 A         5,190
---------------------------------------------------------------------------------------------------------------------------
      580,000   NYC GO                                                5.375     08/01/2027       08/01/2008 A       600,033
---------------------------------------------------------------------------------------------------------------------------
      350,000   NYC GO                                                5.375     11/15/2027       11/15/2007 A       358,239
---------------------------------------------------------------------------------------------------------------------------
       35,000   NYC GO                                                5.400     08/01/2011       08/01/2007 A        35,674
---------------------------------------------------------------------------------------------------------------------------
      280,000   NYC GO                                                5.500     08/01/2022       08/01/2007 A       285,410
---------------------------------------------------------------------------------------------------------------------------
    1,120,000   NYC GO                                                5.500     06/01/2023       06/01/2013 A     1,214,618
---------------------------------------------------------------------------------------------------------------------------
    6,515,000   NYC GO                                                5.500     06/01/2023       06/01/2013 A     7,189,498
---------------------------------------------------------------------------------------------------------------------------
    1,630,000   NYC GO                                                5.500     05/15/2024 1     05/15/2010 A     1,727,621
---------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                5.500     02/15/2026       02/15/2007 A        20,006
---------------------------------------------------------------------------------------------------------------------------
    1,115,000   NYC GO                                                5.500     02/15/2026       02/15/2007 A     1,133,386
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.500     11/15/2037       11/15/2007 A        10,238
---------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.600     12/01/2009       06/01/2007 A        10,071
---------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                5.600     12/01/2010       06/01/2007 A        15,116
---------------------------------------------------------------------------------------------------------------------------
       30,000   NYC GO                                                5.600     12/01/2013       06/01/2007 A        30,220
---------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                5.625     08/15/2008       02/15/2007 A        45,296

                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
  PRINCIPAL                                                                                       MATURITY*            VALUE
     AMOUNT                                                          COUPON       MATURITY      (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     185,000   NYC GO                                                5.625%    08/15/2009       02/15/2007 A     $  186,215
----------------------------------------------------------------------------------------------------------------------------
       95,000   NYC GO                                                5.625     10/01/2020       04/01/2007 A         95,631
----------------------------------------------------------------------------------------------------------------------------
      220,000   NYC GO                                                5.700     08/15/2010       02/15/2007 A        221,459
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                5.750     05/15/2012       05/15/2007 A         10,016
----------------------------------------------------------------------------------------------------------------------------
    1,910,000   NYC GO                                                5.750     08/01/2012       08/01/2007 A      1,949,862
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYC GO                                                5.750     03/01/2018       03/01/2013 A         72,536
----------------------------------------------------------------------------------------------------------------------------
      970,000   NYC GO                                                5.750     03/01/2018       03/01/2013 A      1,064,750
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC GO                                                5.750     08/01/2018       08/01/2012 A        546,555
----------------------------------------------------------------------------------------------------------------------------
      190,000   NYC GO                                                5.750     08/01/2018       08/01/2012 A        210,558
----------------------------------------------------------------------------------------------------------------------------
      310,000   NYC GO                                                5.750     08/01/2018       08/01/2012 A        338,213
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC GO                                                5.750     03/01/2020       03/01/2013 A        557,970
----------------------------------------------------------------------------------------------------------------------------
    5,010,000   NYC GO                                                5.750     03/01/2021       03/01/2013 E      5,590,859
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                5.875     11/01/2011       11/01/2008 A         15,248
----------------------------------------------------------------------------------------------------------------------------
       55,000   NYC GO                                                5.875     08/01/2015       08/01/2007 A         56,181
----------------------------------------------------------------------------------------------------------------------------
    7,155,000   NYC GO                                                5.875     06/01/2019       06/01/2012 A      7,846,674
----------------------------------------------------------------------------------------------------------------------------
      505,000   NYC GO                                                5.875     08/01/2019       08/01/2012 E        562,812
----------------------------------------------------------------------------------------------------------------------------
    4,770,000   NYC GO                                                5.875     08/01/2019       08/01/2012 A      5,243,852
----------------------------------------------------------------------------------------------------------------------------
    5,495,000   NYC GO                                                5.875     06/01/2020       06/01/2012 A      6,026,202
----------------------------------------------------------------------------------------------------------------------------
    6,645,000   NYC GO                                                5.875     06/01/2021       06/01/2012 A      7,287,372
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                6.000     05/15/2010       05/15/2007 A         15,026
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                6.000     05/15/2011       05/15/2007 A         50,086
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                6.000     02/01/2012       02/01/2007 A          5,083
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                6.000     04/15/2012       04/15/2007 A         25,403
----------------------------------------------------------------------------------------------------------------------------
      140,000   NYC GO                                                6.000     08/01/2013       08/01/2007 A        143,100
----------------------------------------------------------------------------------------------------------------------------
      580,000   NYC GO                                                6.000     08/01/2017       08/01/2007 A        593,149
----------------------------------------------------------------------------------------------------------------------------
      670,000   NYC GO                                                6.000     08/01/2017       08/01/2007 A        685,189
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                6.000     05/15/2018       05/15/2010 A         10,782
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                6.000     02/01/2022       02/01/2007 A          5,083
----------------------------------------------------------------------------------------------------------------------------
      115,000   NYC GO                                                6.000     05/15/2022       05/15/2010 A        124,699
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                6.000     05/15/2022       05/15/2010 A         16,148
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYC GO                                                6.000     02/15/2024       02/15/2007 A         35,584
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                6.125     08/01/2025 1     08/01/2007 A         10,233
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                6.125     08/01/2025       08/01/2007 A         25,577
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                6.125     08/01/2025       08/01/2007 A          5,117
----------------------------------------------------------------------------------------------------------------------------
      825,000   NYC GO                                                6.250     08/01/2009       02/01/2007 A        838,951
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYC GO                                                6.250     08/01/2009       02/01/2007 A         61,021
----------------------------------------------------------------------------------------------------------------------------
      255,000   NYC GO                                                6.350     05/15/2014       05/15/2008 A        265,985
----------------------------------------------------------------------------------------------------------------------------
    1,130,000   NYC GO                                                6.500     05/15/2017       05/15/2010 A      1,236,130
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                7.000     02/01/2009       02/01/2007 A          5,014
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                7.000     12/01/2010       06/01/2007 A          5,065
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                7.000     02/01/2011       02/01/2007 A          5,014

                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
  PRINCIPAL                                                                                       MATURITY*            VALUE
     AMOUNT                                                          COUPON       MATURITY      (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      30,000   NYC GO                                                7.000%    02/01/2012       02/01/2007 A    $    30,080
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                7.000     02/01/2018       02/01/2007 A          5,013
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYC GO                                                7.250     02/01/2007       02/01/2007           60,188
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                7.250     02/01/2007       02/01/2007            5,015
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                7.500     02/01/2007       02/01/2007           15,045
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                7.500     02/01/2009       02/01/2007 A         15,045
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                7.650     02/01/2007       02/01/2007           40,124
----------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                7.750     08/15/2027       02/15/2007 A         45,219
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO DIAMONDS                                       0.000 5   08/01/2025 1     08/01/2007 A         24,567
----------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO RIBS                                           7.986 6   08/29/2008       02/01/2007 A         90,270
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYC GO RIBS                                           7.986 6   08/13/2009       02/01/2007 A        100,298
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO RIBS                                           7.986 6   07/29/2010       02/01/2007 A         50,149
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYC GO RIBS                                           8.084 6   08/22/2013       02/01/2007 A        100,306
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO RIBS                                           8.084 6   08/27/2015       02/01/2007 A         50,153
----------------------------------------------------------------------------------------------------------------------------
      450,000   NYC GO RIBS                                           8.170 6   09/01/2011       02/01/2007 A        451,818
----------------------------------------------------------------------------------------------------------------------------
   29,000,000   NYC GO 7                                              5.000     06/01/2023       06/01/2015       30,683,305
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYC HDC (Barclay Avenue)                              5.750     04/01/2007       04/01/2007           35,105
----------------------------------------------------------------------------------------------------------------------------
    4,610,000   NYC HDC (Multifamily Hsg.)                            5.250     11/01/2030       05/01/2014 A      4,857,649
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYC HDC (Multifamily Hsg.)                            5.250     11/01/2031       11/01/2010 A         20,625
----------------------------------------------------------------------------------------------------------------------------
      900,000   NYC HDC (Multifamily Hsg.), Series A                  5.375     11/01/2023       05/01/2012 A        934,569
----------------------------------------------------------------------------------------------------------------------------
      450,000   NYC HDC (Multifamily Hsg.), Series A                  5.500     11/01/2009       05/01/2008 A        451,530
----------------------------------------------------------------------------------------------------------------------------
      845,000   NYC HDC (Multifamily Hsg.), Series A                  5.625     05/01/2012       05/01/2008 A        858,689
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   NYC HDC (Multifamily Hsg.), Series E 2                6.250     05/01/2036       11/01/2009 A      1,284,600
----------------------------------------------------------------------------------------------------------------------------
   17,510,000   NYC HDC, Series A 7                                   5.000     07/01/2025       07/01/2015       18,690,349
----------------------------------------------------------------------------------------------------------------------------
      185,000   NYC HDC, Series A                                     5.000     07/01/2010       07/01/2010          193,179
----------------------------------------------------------------------------------------------------------------------------
    4,450,000   NYC HDC, Series A                                     5.000     07/01/2025       07/01/2015 A      4,749,975
----------------------------------------------------------------------------------------------------------------------------
    2,215,000   NYC HDC, Series C 2                                   5.000     11/01/2026       11/01/2015 A      2,287,563
----------------------------------------------------------------------------------------------------------------------------
   27,700,000   NYC Health & Hospital Corp.                           5.250     02/15/2017 1     02/15/2010 A     28,561,747
----------------------------------------------------------------------------------------------------------------------------
    1,010,000   NYC Health & Hospital Corp.                           5.450     02/15/2026       02/15/2012 A      1,064,459
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   NYC Health & Hospital Corp. (Health System)           5.250     02/15/2022       02/15/2013 A      3,213,660
----------------------------------------------------------------------------------------------------------------------------
      705,000   NYC IDA (Acme Architectural Products)                 5.875     11/01/2009       10/14/2008 B        707,623
----------------------------------------------------------------------------------------------------------------------------
    9,400,000   NYC IDA (AIRIS JFK I/JFK International Airport)       5.500     07/01/2028       07/01/2011 A      9,711,798
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   NYC IDA (AIRIS JFK I/JFK International Airport)       6.000     07/01/2015       07/01/2011 A     10,512,000
----------------------------------------------------------------------------------------------------------------------------
       75,000   NYC IDA (Anti-Defamation League Foundation)           5.500     06/01/2022       06/01/2007 A         77,072
----------------------------------------------------------------------------------------------------------------------------
      195,000   NYC IDA (Atlantic Veal & Lamb)                        7.250     12/01/2008       04/07/2008 B        199,140
----------------------------------------------------------------------------------------------------------------------------
    3,820,000   NYC IDA (Beth Abraham Health Services)                6.000     02/15/2013       10/10/2010 B      3,995,758
----------------------------------------------------------------------------------------------------------------------------
      830,000   NYC IDA (Beth Abraham Health Services)                6.000     11/15/2013       04/28/2010 B        871,608
----------------------------------------------------------------------------------------------------------------------------
      400,000   NYC IDA (Beth Abraham Health Services)                6.000     11/15/2013       08/04/2010 B        420,052

                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
  PRINCIPAL                                                                                       MATURITY*            VALUE
     AMOUNT                                                          COUPON       MATURITY      (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      60,000   NYC IDA (Brooklyn Heights
                Montessori School)                                    7.500%    01/01/2007       01/01/2007       $   60,011
----------------------------------------------------------------------------------------------------------------------------
      855,000   NYC IDA (Calhoun School)                              6.250     12/01/2016       12/01/2016          898,733
----------------------------------------------------------------------------------------------------------------------------
    5,620,000   NYC IDA (Calhoun School)                              6.250     12/01/2017       07/17/2013 B      5,636,523
----------------------------------------------------------------------------------------------------------------------------
      655,000   NYC IDA (Center for Elimination
                of Family Violence)                                   6.250     11/01/2016       10/21/2012 B        665,860
----------------------------------------------------------------------------------------------------------------------------
    7,625,000   NYC IDA (Chapin School)                               4.800     11/01/2018       08/01/2017 A      7,607,768
----------------------------------------------------------------------------------------------------------------------------
      220,000   NYC IDA (Chardan Corp.)                               6.250     11/01/2008       04/30/2008 B        220,062
----------------------------------------------------------------------------------------------------------------------------
      235,000   NYC IDA (College of Aeronautics)                      5.500     05/01/2012       05/01/2008 A        244,764
----------------------------------------------------------------------------------------------------------------------------
      550,000   NYC IDA (College of Aeronautics)                      5.500     05/01/2013       05/01/2008 A        572,853
----------------------------------------------------------------------------------------------------------------------------
      300,000   NYC IDA (College of New Rochelle)                     6.200     09/01/2010 1     03/01/2007 A        303,525
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (College of New Rochelle)                     6.300     09/01/2015 1     03/01/2007 A        505,820
----------------------------------------------------------------------------------------------------------------------------
      855,000   NYC IDA
                (Comprehensive Care Management)                       5.625     11/01/2015       11/01/2015          870,424
----------------------------------------------------------------------------------------------------------------------------
      650,000   NYC IDA
                (Comprehensive Care Management)                       5.625     11/01/2015       11/01/2015          661,726
----------------------------------------------------------------------------------------------------------------------------
      195,000   NYC IDA
                (Comprehensive Care Management)                       5.750     11/01/2008       04/30/2008 B        197,071
----------------------------------------------------------------------------------------------------------------------------
       75,000   NYC IDA
                (Comprehensive Care Management)                       5.750     11/01/2008       04/30/2008 B         75,787
----------------------------------------------------------------------------------------------------------------------------
    2,900,000   NYC IDA
                (Comprehensive Care Management)                       5.750     08/01/2018       12/04/2014 B      2,951,417
----------------------------------------------------------------------------------------------------------------------------
    2,945,000   NYC IDA
                (Comprehensive Care Management)                       5.750     11/01/2018       12/04/2014 B      2,997,215
----------------------------------------------------------------------------------------------------------------------------
    3,070,000   NYC IDA
                (Comprehensive Care Management)                       5.750     05/01/2019       12/03/2015 D      3,144,171
----------------------------------------------------------------------------------------------------------------------------
      245,000   NYC IDA (Essie Cosmetics)                             5.500     11/01/2008       04/22/2008 B        245,576
----------------------------------------------------------------------------------------------------------------------------
      870,000   NYC IDA (Family Support Systems)                      6.500     11/01/2014       05/01/2007 A        872,445
----------------------------------------------------------------------------------------------------------------------------
      210,000   NYC IDA (Gabrielli Truck Sales)                       7.250     12/01/2007       12/01/2007          212,879
----------------------------------------------------------------------------------------------------------------------------
    1,025,000   NYC IDA (Global Country World Peace)                  6.250     11/01/2015       12/19/2012 B      1,035,066
----------------------------------------------------------------------------------------------------------------------------
      955,000   NYC IDA (Global Country World Peace)                  6.250     11/01/2025       10/20/2012 B        955,067
----------------------------------------------------------------------------------------------------------------------------
    1,530,000   NYC IDA (Gourmet Boutique)                            5.250     05/01/2013       11/23/2011 B      1,526,129
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Independent Living Assoc.)                   6.200     07/01/2020       12/19/2014 D        508,875
----------------------------------------------------------------------------------------------------------------------------
   35,625,000   NYC IDA (Japan Airlines)                              6.000     11/01/2015       05/01/2007 A     35,874,375
----------------------------------------------------------------------------------------------------------------------------
       75,000   NYC IDA (Julia Gray)                                  6.500     11/01/2007       11/01/2007           75,312
----------------------------------------------------------------------------------------------------------------------------
    2,355,000   NYC IDA (Lycee Francais De New York)                  5.500     06/01/2013       12/01/2012 A      2,523,783
----------------------------------------------------------------------------------------------------------------------------
      730,000   NYC IDA (Lycee Francais De New York)                  5.500     06/01/2015       12/01/2012 A        778,370
----------------------------------------------------------------------------------------------------------------------------
    2,880,000   NYC IDA (Lycee Francais De New York)                  5.500     06/01/2016       12/01/2012 A      3,066,797
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC IDA (Lycee Francais De New York)                  5.500     06/01/2017       12/01/2012 A      2,125,840
----------------------------------------------------------------------------------------------------------------------------
    3,210,000   NYC IDA (Lycee Francais De New York)                  5.500     06/01/2018       12/01/2012 A      3,408,539
----------------------------------------------------------------------------------------------------------------------------
      250,000   NYC IDA (Marymount School of NY)                      5.125     09/01/2021       09/01/2013 A        259,853
----------------------------------------------------------------------------------------------------------------------------
    1,900,000   NYC IDA
                (Metropolitan College of New York)                    5.750     03/01/2020       12/14/2017 B      1,890,291

                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
  PRINCIPAL                                                                                       MATURITY*            VALUE
     AMOUNT                                                          COUPON       MATURITY      (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   4,585,000   NYC IDA (MMC Corp.)                                   5.125%    11/01/2025       11/01/2010 A     $4,744,329
----------------------------------------------------------------------------------------------------------------------------
    5,865,000   NYC IDA (MMC Corp.)                                   5.125     11/01/2035       11/01/2010 A      6,054,088
----------------------------------------------------------------------------------------------------------------------------
      125,000   NYC IDA (Morrisons Pastry)                            5.750     11/01/2009       11/01/2007 B        125,151
----------------------------------------------------------------------------------------------------------------------------
    1,810,000   NYC IDA (Polytechnic University)                      5.250     11/01/2008       11/01/2008        1,822,942
----------------------------------------------------------------------------------------------------------------------------
    2,005,000   NYC IDA (Polytechnic University)                      5.750     11/01/2010       11/01/2010        2,064,188
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Polytechnic University)                      5.750     11/01/2012       11/01/2010 A        519,800
----------------------------------------------------------------------------------------------------------------------------
      255,000   NYC IDA (Precision Gear)                              5.875     11/01/2009       11/07/2008 B        258,700
----------------------------------------------------------------------------------------------------------------------------
      210,000   NYC IDA (Precision Gear)                              5.875     11/01/2009       09/09/2008 B        212,245
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYC IDA (Precision Gear)                              6.500     11/01/2008       11/11/2008           61,130
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   NYC IDA (Reece School)                                6.500     12/01/2017       12/14/2013 B      1,218,336
----------------------------------------------------------------------------------------------------------------------------
      405,000   NYC IDA (Reece School)                                6.500     12/01/2017       12/18/2013 B        405,045
----------------------------------------------------------------------------------------------------------------------------
      225,000   NYC IDA (Rockefeller Foundation)                      5.375     07/01/2023       07/01/2007 A        226,226
----------------------------------------------------------------------------------------------------------------------------
    3,705,000   NYC IDA (Rosco, Inc.)                                 6.125     06/01/2022       06/01/2007 C      3,742,087
----------------------------------------------------------------------------------------------------------------------------
    4,100,000   NYC IDA (Samaritan Aids Services)                     5.000     11/01/2024       11/01/2011 A      4,252,069
----------------------------------------------------------------------------------------------------------------------------
      890,000   NYC IDA (Showman Fabricators)                         7.125     11/01/2013       11/24/2010 B        901,721
----------------------------------------------------------------------------------------------------------------------------
      495,000   NYC IDA
                (Special Needs Facilities Pooled Program)             5.950     07/01/2008       01/05/2008 B        505,073
----------------------------------------------------------------------------------------------------------------------------
    1,265,000   NYC IDA (Studio School)                               6.250     11/01/2018       11/01/2018        1,265,595
----------------------------------------------------------------------------------------------------------------------------
    5,855,000   NYC IDA (Terminal One Group Assoc.)                   5.500     01/01/2017       01/01/2016 A      6,388,742
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC IDA (Terminal One Group Assoc.) 2                 5.500     01/01/2018       01/01/2016 A      5,436,300
----------------------------------------------------------------------------------------------------------------------------
   11,670,000   NYC IDA (Terminal One Group Assoc.)                   5.500     01/01/2019       01/01/2016 A     12,679,222
----------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYC IDA (Terminal One Group Assoc.) 2                 5.500     01/01/2020       01/01/2016 A      2,720,100
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC IDA (Terminal One Group Assoc.) 2                 5.500     01/01/2021       01/01/2016 A      2,176,080
----------------------------------------------------------------------------------------------------------------------------
   22,500,000   NYC IDA (Terminal One Group Assoc.)                   5.500     01/01/2024       01/01/2016 A     24,376,050
----------------------------------------------------------------------------------------------------------------------------
    1,830,000   NYC IDA (The Child School)                            7.000     06/01/2013       12/06/2010 B      1,971,349
----------------------------------------------------------------------------------------------------------------------------
      180,000   NYC IDA (United Nations School)                       6.150     12/01/2007       12/01/2007          183,402
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC IDA (Urban Resource Institute)                    5.250     03/01/2023       03/01/2013 A      1,073,930
----------------------------------------------------------------------------------------------------------------------------
    1,160,000   NYC IDA (Urban Resource Institute)                    6.500     11/01/2013       11/04/2010 B      1,204,463
----------------------------------------------------------------------------------------------------------------------------
      925,000   NYC IDA (Vaughn College Aeronautics)                  5.000     12/01/2016       11/01/2016          941,262
----------------------------------------------------------------------------------------------------------------------------
    3,225,000   NYC IDA (Vaughn College Aeronautics)                  5.000     12/01/2016       12/01/2016        3,281,696
----------------------------------------------------------------------------------------------------------------------------
    4,600,000   NYC IDA (Visy Paper)                                  7.800     01/01/2016       07/01/2007 A      4,658,834
----------------------------------------------------------------------------------------------------------------------------
      815,000   NYC IDA (Vocational Instruction)                      7.250     02/01/2013       04/21/2010 B        785,880
----------------------------------------------------------------------------------------------------------------------------
       90,000   NYC IDA (World Casing Corp.)                          5.950     11/01/2007       11/01/2007           89,921
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (YMCA of Greater NY)                          5.250     08/01/2021       02/01/2011 A        519,040
----------------------------------------------------------------------------------------------------------------------------
    6,490,000   NYC IDA (YMCA of Greater NY)                          5.800     08/01/2016 1     01/01/2009 A      6,674,641
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Zeluck, Inc.)                                6.250     11/01/2011       11/01/2007 A        503,135
----------------------------------------------------------------------------------------------------------------------------
   16,350,000   NYC IDA Special Facilities
                (JFK International Airport)                           8.000     08/01/2012       08/01/2012       18,740,697
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYC Municipal Water Finance Authority                 4.875     06/15/2021       06/15/2008 A         20,463
----------------------------------------------------------------------------------------------------------------------------
      685,000   NYC Municipal Water Finance Authority                 5.000     06/15/2021       06/15/2007 A        696,083
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYC Municipal Water Finance Authority                 5.000     06/15/2027       06/15/2008 A         35,844

                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
  PRINCIPAL                                                                                       MATURITY*            VALUE
     AMOUNT                                                          COUPON       MATURITY      (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      65,000   NYC Municipal Water Finance Authority                 5.000%    06/15/2027       06/15/2008 A    $    66,610
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYC Municipal Water Finance Authority                 5.000     06/15/2027       06/15/2008 A         51,239
----------------------------------------------------------------------------------------------------------------------------
      105,000   NYC Municipal Water Finance Authority                 5.000     06/15/2029       06/15/2009 A        108,616
----------------------------------------------------------------------------------------------------------------------------
   15,010,000   NYC Municipal Water Finance Authority                 5.000     06/15/2034       06/15/2013 A     15,700,310
----------------------------------------------------------------------------------------------------------------------------
       85,000   NYC Municipal Water Finance Authority                 5.125     06/15/2017 1     06/15/2007 A         86,435
----------------------------------------------------------------------------------------------------------------------------
      200,000   NYC Municipal Water Finance Authority                 5.125     06/15/2021       06/15/2007 A        203,368
----------------------------------------------------------------------------------------------------------------------------
      225,000   NYC Municipal Water Finance Authority                 5.125     06/15/2021       06/15/2007 A        228,789
----------------------------------------------------------------------------------------------------------------------------
    3,085,000   NYC Municipal Water Finance Authority                 5.125     06/15/2021       06/15/2007 A      3,136,951
----------------------------------------------------------------------------------------------------------------------------
       55,000   NYC Municipal Water Finance Authority                 5.125     06/15/2021       06/15/2007 A         55,926
----------------------------------------------------------------------------------------------------------------------------
      175,000   NYC Municipal Water Finance Authority                 5.125     06/15/2021       06/15/2007 A        177,797
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYC Municipal Water Finance Authority                 5.125     06/15/2022       06/15/2008 A         66,057
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYC Municipal Water Finance Authority                 5.125     06/15/2030       06/15/2007 A         66,021
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYC Municipal Water Finance Authority                 5.125     06/15/2030       06/15/2008 A         50,786
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC Municipal Water Finance Authority                 5.125     06/15/2031       06/15/2011 A      2,089,920
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYC Municipal Water Finance Authority                 5.200     06/15/2013       06/15/2007 A         10,168
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYC Municipal Water Finance Authority                 5.250     06/15/2018       06/15/2007 A         35,606
----------------------------------------------------------------------------------------------------------------------------
      390,000   NYC Municipal Water Finance Authority                 5.375     06/15/2007       06/15/2007          390,550
----------------------------------------------------------------------------------------------------------------------------
      855,000   NYC Municipal Water Finance Authority                 5.750     06/15/2013 1     06/15/2007 A        891,808
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYC Municipal Water Finance Authority                 5.750     06/15/2013 1     06/15/2007 E         52,153
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYC Transitional Finance Authority                    5.000     05/01/2026 1     05/01/2008 A         66,529
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC Transitional Finance Authority, Series E          5.000     02/01/2026       02/01/2013 A      2,098,800
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYC Trust for Cultural Resources
                (American Museum of Natural History)                  5.250     07/01/2019       07/01/2009 A         10,487
----------------------------------------------------------------------------------------------------------------------------
      200,000   NYC Trust for Cultural Resources
                (American Museum of Natural History)                  5.600     04/01/2018       04/01/2007 A        203,008
----------------------------------------------------------------------------------------------------------------------------
    4,945,000   NYC Trust for Cultural Resources
                (American Museum of Natural History)                  5.650     04/01/2022       04/01/2007 A      5,019,571
----------------------------------------------------------------------------------------------------------------------------
   15,250,000   NYC Trust for Cultural Resources
                (American Museum of Natural History)                  5.650     04/01/2027 1     04/01/2007 A     15,475,090
----------------------------------------------------------------------------------------------------------------------------
      750,000   NYC Trust for Cultural Resources
                (Museum of American Folk Art)                         6.000     07/01/2022 1     07/01/2010 A        809,610
----------------------------------------------------------------------------------------------------------------------------
    2,540,000   NYC Trust for Cultural Resources
                (Museum of American Folk Art)                         6.125     07/01/2030 1     07/01/2010 A      2,750,033
----------------------------------------------------------------------------------------------------------------------------
      250,000   NYC Trust for Cultural Resources
                (Museum of Modern Art)                                5.125     07/01/2031       07/01/2012 A        264,408
----------------------------------------------------------------------------------------------------------------------------
      595,000   NYC Trust for Cultural Resources
                (Museum of Modern Art)                                5.500     01/01/2016       07/01/2007 A        607,757
----------------------------------------------------------------------------------------------------------------------------
    1,010,000   NYC Trust for Cultural Resources
                (Museum of Modern Art)                                5.500     01/01/2021       07/01/2007 A      1,031,735
----------------------------------------------------------------------------------------------------------------------------
      120,000   NYS DA (Albany Memorial Hospital)                     5.500     07/01/2010 1     07/01/2007 A        120,748
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Amsterdam Memorial Hospital)                  6.000     08/01/2016       02/01/2007 A         20,435
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Amsterdam Memorial Hospital)                  6.000     08/01/2025       02/01/2007 A         25,540

                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      25,000   NYS DA (Audit & Control)                              5.500%    04/01/2023      04/01/2009 A    $     26,250
----------------------------------------------------------------------------------------------------------------------------
      250,000   NYS DA (Augustana Lutheran Home)                      5.500     02/01/2041 1    02/01/2012 A         266,588
----------------------------------------------------------------------------------------------------------------------------
    4,625,000   NYS DA (Barnard College)                              5.250     07/01/2026      07/01/2007 A       4,705,013
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (Brookdale Hospital Medical Center)            5.200     02/15/2016      02/15/2010 A          15,422
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (Brookdale Hospital)                           5.300     02/15/2017      02/15/2008 A          66,887
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYS DA (Brooklyn Hospital Center)                     5.100     02/01/2019      02/01/2009 A          62,131
----------------------------------------------------------------------------------------------------------------------------
    1,300,000   NYS DA (Canisius College)                             5.000     07/01/2022      07/01/2015 A       1,381,861
----------------------------------------------------------------------------------------------------------------------------
    1,120,000   NYS DA (Catskill Regional Medical Center)             5.250     02/15/2023      02/15/2015 A       1,217,496
----------------------------------------------------------------------------------------------------------------------------
       70,000   NYS DA (Champlain Valley Physicians)                  5.000     07/01/2017      07/01/2007 A          71,740
----------------------------------------------------------------------------------------------------------------------------
    1,350,000   NYS DA (Chapel Oaks)                                  5.375     07/01/2017 1    07/01/2008 A       1,406,444
----------------------------------------------------------------------------------------------------------------------------
      960,000   NYS DA (City University)                              5.000     07/01/2017      07/01/2008 A         983,213
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA (City University)                              5.000     07/01/2026      07/01/2008 A          41,398
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYS DA (City University)                              5.250     07/01/2012      07/01/2008 A          61,841
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (City University)                              5.250     07/01/2025      07/01/2008 A         104,307
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Cooper Union for Advancement
                of Science & Art)                                     6.250     07/01/2029      07/01/2009 A          26,843
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Culinary Institute of America)                5.000     07/01/2022      07/01/2009 A          20,770
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Dept. of Education)                           5.650     07/01/2014      07/01/2007 A          10,300
----------------------------------------------------------------------------------------------------------------------------
      350,000   NYS DA (Dept. of Health)                              5.000     07/01/2021      07/01/2014 A         369,366
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Dept. of Health)                              5.000     07/01/2024      07/01/2008 A          10,212
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Dept. of Health)                              5.000     07/01/2028      07/01/2009 A          36,244
----------------------------------------------------------------------------------------------------------------------------
      880,000   NYS DA (Dept. of Health)                              5.250     07/01/2023      07/01/2014 A         949,238
----------------------------------------------------------------------------------------------------------------------------
    4,620,000   NYS DA (Dept. of Health)                              5.250     07/01/2024      07/01/2015 A       5,027,669
----------------------------------------------------------------------------------------------------------------------------
      820,000   NYS DA (Dept. of Health)                              5.500     07/01/2021      07/01/2007 A         842,394
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (Eger Health Care Center &
                Rehabilitation Center)                                5.100     02/01/2028      02/01/2010 A          51,558
----------------------------------------------------------------------------------------------------------------------------
    2,525,000   NYS DA (Ellis Hospital)                               5.050     08/15/2024      08/15/2014 A       2,663,547
----------------------------------------------------------------------------------------------------------------------------
      145,000   NYS DA (Ellis Hospital)                               5.500     08/01/2015      08/01/2007 A         145,135
----------------------------------------------------------------------------------------------------------------------------
      135,000   NYS DA (Ellis Hospital)                               5.600     08/01/2025      02/01/2007 A         136,500
----------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA (Ellis Hospital)                               5.625     08/01/2035 1    08/01/2007 A         176,908
----------------------------------------------------------------------------------------------------------------------------
      125,000   NYS DA (Episcopal Health)                             5.900     08/01/2020 1    02/01/2007 A         125,189
----------------------------------------------------------------------------------------------------------------------------
      150,000   NYS DA (FNHC/KR/MMWNHC
                Obligated Group)                                      5.500     07/01/2010 1    07/01/2007 A         151,092
----------------------------------------------------------------------------------------------------------------------------
      460,000   NYS DA (FNHC/KR/MMWNHC
                Obligated Group)                                      5.750     07/01/2017      07/01/2007 A         464,034
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (Fordham University)                           5.000     07/01/2028      07/01/2008 A          30,765
----------------------------------------------------------------------------------------------------------------------------
    3,835,000   NYS DA (Frances Schervier Home &
                Hospital Obligated Group)                             5.500     07/01/2017 1    07/01/2007 A       3,941,306
----------------------------------------------------------------------------------------------------------------------------
   10,055,000   NYS DA (Frances Schervier Home &
                Hospital Obligated Group)                             5.500     07/01/2027 1    07/01/2007 A      10,343,780
----------------------------------------------------------------------------------------------------------------------------
      240,000   NYS DA (Frances Schervier Home &
                Hospital Obligated Group)                             5.500     07/01/2027 1    07/01/2007 A         246,648

                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000   NYS DA (German Masonic Home)                          5.950%    08/01/2026 1    08/01/2008 A    $     51,080
----------------------------------------------------------------------------------------------------------------------------
      115,000   NYS DA (German Masonic Home)                          6.000     08/01/2036      02/01/2007 A         118,756
----------------------------------------------------------------------------------------------------------------------------
      470,000   NYS DA (Grace Manor Health Care Facility)             6.150     07/01/2018      07/01/2007 A         480,312
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (Hamilton College)                             5.125     07/01/2016      07/01/2009 A          15,659
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Health Center/BFCC/USBFCC
                Obligated Group)                                      5.000     11/15/2019      11/15/2011 A       1,050,880
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYS DA (Hebrew Hospital
                Home of Westchester)                                  5.625     08/01/2016      08/01/2007 A          61,075
----------------------------------------------------------------------------------------------------------------------------
    2,010,000   NYS DA (Highland Community Devel. Corp.)              5.500     07/01/2023      07/16/2008 C       2,010,181
----------------------------------------------------------------------------------------------------------------------------
       75,000   NYS DA (Hospital for Special Surgery)                 5.000     02/01/2018      02/01/2008 A          76,705
----------------------------------------------------------------------------------------------------------------------------
      140,000   NYS DA (Hospital for Special Surgery)                 5.000     02/01/2028      02/01/2008 A         142,979
----------------------------------------------------------------------------------------------------------------------------
   17,315,000   NYS DA (Hospital)                                     6.450     08/15/2024      08/15/2012 A      19,470,025
----------------------------------------------------------------------------------------------------------------------------
    2,255,000   NYS DA (Hunts Point Multi-Service Center)             5.625     07/01/2022      01/01/2008 A       2,341,164
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Ideal Senior Living Center Hsg.)              5.900     08/01/2026      02/01/2007 A         101,154
----------------------------------------------------------------------------------------------------------------------------
    1,220,000   NYS DA (Ideal Senior Living Center Hsg.)              5.900     08/01/2026      02/01/2007 A       1,234,311
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (Interfaith Medical Center)                    5.300     02/15/2019      02/15/2008 A          51,432
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Interfaith Medical Center)                    5.400     02/15/2028      02/15/2008 A          20,645
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (John T. Mather Memorial Hospital)             5.250     07/01/2015      07/01/2007 A          35,740
----------------------------------------------------------------------------------------------------------------------------
      130,000   NYS DA (John T. Mather Memorial Hospital)             5.375     07/01/2019      07/01/2008 A         132,753
----------------------------------------------------------------------------------------------------------------------------
    1,585,000   NYS DA (John T. Mather Memorial Hospital)             5.750     07/01/2025      07/01/2007 A       1,619,188
----------------------------------------------------------------------------------------------------------------------------
    4,910,000   NYS DA (Kaleida Health)                               5.050     02/15/2025      02/15/2014 A       5,168,561
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA ( L.I. Jewish Medical Center)                  5.000     07/01/2018      07/01/2008 A          51,157
----------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA ( L.I. Jewish Medical Center)                  5.000     07/01/2025      07/01/2008 A         179,828
----------------------------------------------------------------------------------------------------------------------------
      965,000   NYS DA ( L.I. University)                             5.125     09/01/2010      09/01/2009 E       1,010,480
----------------------------------------------------------------------------------------------------------------------------
       55,000   NYS DA ( L.I. University)                             5.125     09/01/2010      09/01/2009 E          58,240
----------------------------------------------------------------------------------------------------------------------------
      250,000   NYS DA (Lakeside Home)                                6.000     02/01/2037      02/01/2007 A         255,440
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Le Moyne College)                             5.000     07/01/2009      07/01/2007 A          10,011
----------------------------------------------------------------------------------------------------------------------------
      725,000   NYS DA (Le Moyne College)                             5.000     07/01/2018      07/01/2007 A         725,783
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   NYS DA (Leake & Watts Services)                       5.000     07/01/2023      07/01/2014 A       1,160,863
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Lenox Hill Hospital
                Obligated Group)                                      5.750     07/01/2016      07/01/2012 A          10,626
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Lenox Hill Hospital
                Obligated Group)                                      5.750     07/01/2017      07/01/2012 A       2,120,660
----------------------------------------------------------------------------------------------------------------------------
      475,000   NYS DA (Long Beach Medical Center)                    5.550     08/01/2015      02/01/2007 A         484,723
----------------------------------------------------------------------------------------------------------------------------
      600,000   NYS DA (Long Beach Medical Center)                    5.625     08/01/2022      02/01/2007 A         609,732
----------------------------------------------------------------------------------------------------------------------------
    2,200,000   NYS DA (Maimonides Medical Center)                    5.750     08/01/2024      02/01/2007 A       2,247,586
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (March of Dimes)                               5.600     07/01/2012      07/01/2007 A          15,024
----------------------------------------------------------------------------------------------------------------------------
      615,000   NYS DA (Master BOCES Program)                         5.250     08/15/2023      08/15/2013 A         664,913
----------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA (Menorah Campus)                               6.100     02/01/2037      02/01/2007 A         178,815
----------------------------------------------------------------------------------------------------------------------------
      445,000   NYS DA (Mental Health Services Facilities)            5.000     02/15/2023      08/15/2008 A         457,874
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Mental Health Services Facilities)            5.000     02/15/2025      02/15/2015 A       2,123,980

                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     220,000   NYS DA (Mental Health Services Facilities)            5.000%    02/15/2029      02/15/2009 A    $    225,799
----------------------------------------------------------------------------------------------------------------------------
      535,000   NYS DA (Mental Health Services Facilities)            5.250     02/15/2018      02/15/2007 A         546,684
----------------------------------------------------------------------------------------------------------------------------
      225,000   NYS DA (Mental Health Services Facilities)            5.250     02/15/2023      02/15/2014 A         241,922
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (Mental Health Services Facilities)            5.375     02/15/2026      02/15/2007 A          30,459
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Mental Health Services Facilities)            5.500     08/15/2017      02/15/2007 A          25,547
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA (Mental Health Services Facilities)            5.625     02/15/2021      02/15/2007 A          40,895
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (Mental Health Services Facilities)            5.625     02/15/2021      02/15/2007 A          66,431
----------------------------------------------------------------------------------------------------------------------------
      450,000   NYS DA (Mental Health Services Facilities)            5.750     08/15/2011      02/15/2007 E         460,008
----------------------------------------------------------------------------------------------------------------------------
      120,000   NYS DA (Mental Health Services Facilities)            5.750     08/15/2012      02/15/2007 A         122,677
----------------------------------------------------------------------------------------------------------------------------
       95,000   NYS DA (Mental Health Services Facilities)            5.750     02/15/2027      02/15/2007 A          97,142
----------------------------------------------------------------------------------------------------------------------------
      285,000   NYS DA (Mental Health)                                5.250     08/15/2024      08/15/2009 A         298,321
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Mental Health)                                5.750     08/15/2012      02/15/2007 A          20,446
----------------------------------------------------------------------------------------------------------------------------
      800,000   NYS DA (Millard Fillmore Hospital)                    5.375     02/01/2017      02/01/2007 A         824,968
----------------------------------------------------------------------------------------------------------------------------
       70,000   NYS DA (Millard Fillmore Hospital)                    5.375     02/01/2032      02/01/2007 A          72,185
----------------------------------------------------------------------------------------------------------------------------
    5,360,000   NYS DA (Miriam Osborn Memorial
                Home Assoc.)                                          6.875     07/01/2019 1    07/01/2010 A       5,933,145
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Montefiore Medical Center)                    5.000     02/01/2022      02/01/2015 A       1,061,750
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYS DA (Montefiore Medical Center)                    5.000     08/01/2023      02/01/2015 A       5,312,250
----------------------------------------------------------------------------------------------------------------------------
    4,500,000   NYS DA (Montefiore Medical Center)                    5.000     02/01/2028      02/01/2015 A       4,755,645
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (Montefiore Medical Center)                    5.250     08/01/2019      08/01/2010 A          31,330
----------------------------------------------------------------------------------------------------------------------------
      350,000   NYS DA (Montefiore Medical Center)                    5.500     08/01/2038      08/01/2009 A         367,791
----------------------------------------------------------------------------------------------------------------------------
       75,000   NYS DA (Mount Sinai School of Medicine)               5.000     07/01/2015      07/01/2007 A          75,066
----------------------------------------------------------------------------------------------------------------------------
       70,000   NYS DA (Mount Sinai School of Medicine)               5.000     07/01/2016      07/01/2007 A          70,228
----------------------------------------------------------------------------------------------------------------------------
    1,025,000   NYS DA (Mount Sinai School of Medicine)               5.000     07/01/2021      07/01/2007 A       1,026,005
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA ( MSH/NYU Hospital
                Center/HJDOI Obligated Group)                         6.000     07/01/2013      07/01/2010 A          42,589
----------------------------------------------------------------------------------------------------------------------------
   11,540,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                Obligated Group) 7                                    6.500     07/01/2015      07/01/2010        12,447,679
----------------------------------------------------------------------------------------------------------------------------
   11,330,000   NSY DA (MSH/NYU Hospital Center/HJDOI
                Obligated Group) 7                                    6.500     07/01/2016      07/01/2010        12,224,957
----------------------------------------------------------------------------------------------------------------------------
    1,750,000   NYS DA (Mt. Sinai/NYU Health)                         5.500     07/01/2026      07/01/2008 A       1,786,575
----------------------------------------------------------------------------------------------------------------------------
      295,000   NYS DA (Mt. Sinai/NYU Health)                         6.000     07/01/2010      07/01/2010           312,783
----------------------------------------------------------------------------------------------------------------------------
      200,000   NYS DA (Mt. Sinai/NYU Health)                         6.100     07/01/2012      07/01/2010 A         213,996
----------------------------------------------------------------------------------------------------------------------------
    1,575,000   NYS DA (Mt. Sinai/NYU Health)                         6.500     07/01/2017      07/01/2010 A       1,728,500
----------------------------------------------------------------------------------------------------------------------------
    4,925,000   NYS DA (Mt. Sinai/NYU Health)                         6.500     07/01/2017      07/01/2010 A       5,308,214
----------------------------------------------------------------------------------------------------------------------------
      645,000   NYS DA (Mt. Sinai/NYU Health)                         6.750     07/01/2020      07/01/2010 A         699,612
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Municipal Health Facilities)                  5.000     01/15/2023      01/15/2009 A          25,836
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Municipal Health Facilities)                  5.500     05/15/2016      05/15/2007 A          20,427
----------------------------------------------------------------------------------------------------------------------------
      320,000   NYS DA (Municipal Health Facilities)                  5.500     05/15/2024      05/15/2007 A         326,864
----------------------------------------------------------------------------------------------------------------------------
    5,700,000   NYS DA (New York Medical College)                     4.750     07/01/2027      07/01/2008 A       5,809,668
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (New York Medical College)                     5.000     07/01/2021      07/01/2008 A         102,900

                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      10,000   NYS DA (Niagara Lutheran Devel.)                      5.450%    08/01/2017      08/01/2007 A    $     10,302
----------------------------------------------------------------------------------------------------------------------------
    4,200,000   NYS DA (North General Hospital)                       5.750     02/15/2019      02/15/2013 A       4,628,106
----------------------------------------------------------------------------------------------------------------------------
    3,750,000   NYS DA (North General Hospital)                       5.750     02/15/2020      02/15/2013 A       4,132,238
----------------------------------------------------------------------------------------------------------------------------
       60,000   NYS DA (North Shore University Hospital)              5.000     11/01/2023      11/01/2008 A          61,878
----------------------------------------------------------------------------------------------------------------------------
   19,000,000   NYS DA (North Shore University Hospital)              5.200     11/01/2017      11/01/2008 A      19,672,220
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA (Northeast Parent & Child)                     5.500     07/01/2018      07/01/2009 A          42,146
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (NY & Presbyterian Hospital)                   5.000     02/01/2019      02/01/2008 A          10,227
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (NY Downtown Hospital)                         5.300     02/15/2020      02/15/2008 A          30,862
----------------------------------------------------------------------------------------------------------------------------
    1,385,000   NYS DA (NY Hospital Medical Center)                   5.550     08/15/2029 1    08/15/2009 A       1,456,660
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (NY Methodist Hospital)                        5.250     07/01/2024      07/01/2014 A       1,058,750
----------------------------------------------------------------------------------------------------------------------------
    2,325,000   NYS DA (Nyack Hospital)                               6.250     07/01/2013      01/25/2007 B       2,375,406
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Our Lady of Consolation
                Geriatric Care Center)                                5.900     08/01/2020      02/01/2007 A          35,405
----------------------------------------------------------------------------------------------------------------------------
      270,000   NYS DA (Our Lady of Consolation
                Geriatric Care Center)                                6.050     08/01/2035      02/01/2007 A         273,140
----------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYS DA (Ozanam Hall of Queens
                Nursing Home)                                         5.000     11/01/2021      11/01/2016 A       2,642,125
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Park Ridge Hsg.)                              6.375     08/01/2020 1    08/01/2010 A       2,148,200
----------------------------------------------------------------------------------------------------------------------------
    1,595,000   NYS DA (Park Ridge Hsg.)                              6.500     08/01/2025 1    08/01/2010 A       1,709,043
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Pratt Institute)                              6.000     07/01/2024      07/01/2010 A         106,832
----------------------------------------------------------------------------------------------------------------------------
    3,680,000   NYS DA (Providence Rest)                              5.000     07/01/2021      07/01/2015 A       3,857,854
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   NYS DA (Providence Rest)                              5.125     07/01/2030      07/01/2015 A       1,314,175
----------------------------------------------------------------------------------------------------------------------------
      120,000   NYS DA (Resurrection Rest Home
                Castleton on Hudson)                                  6.050     08/01/2035 1    02/01/2007 A         121,396
----------------------------------------------------------------------------------------------------------------------------
    8,730,000   NYS DA (Rochester General Hospital)                   5.000     12/01/2025      12/01/2015 A       9,215,039
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (Rochester Institute of Technology)            5.250     07/01/2025      07/01/2012 A          53,392
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Rockefeller University)                       5.000     07/01/2028      07/01/2008 A          20,510
----------------------------------------------------------------------------------------------------------------------------
    5,100,000   NYS DA (Ryan-Clinton Community
                Health Center)                                        6.100     07/01/2019 1    01/01/2010 A       5,469,852
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYS DA (School District Financing)                    5.750     10/01/2022 1    10/01/2012 A       5,523,950
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (SCSMC/SV/CHSLI
                Obligated Group)                                      5.750     07/01/2020      07/01/2010 A          15,788
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   NYS DA (SCSMC/SV/CHSLI
                Obligated Group)                                      6.500     07/01/2020 1    07/01/2010 A      16,256,100
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Service Contract)                             5.250     07/01/2019      07/01/2007 A          25,532
----------------------------------------------------------------------------------------------------------------------------
   15,480,000   NYS DA (SFH/GSHMC/MMC/SCHRC
                Obligated Group)                                      5.000     07/01/2021      07/01/2014 A      16,068,240
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Skidmore College)                             5.000     07/01/2028      07/01/2008 A          35,893
----------------------------------------------------------------------------------------------------------------------------
      200,000   NYS DA (Southside Hospital)                           5.000     02/15/2018      02/15/2008 A         205,008
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (Special Act School Districts)                 5.625     07/01/2009      07/01/2007 A          65,644
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (Special Act School Districts)                 5.700     07/01/2010      07/01/2007 A          30,302
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Special Act School Districts)                 5.750     07/01/2011      07/01/2007 A          10,103

                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     320,000   NYS DA (Special Act School Districts)                 5.875%    07/01/2013      07/01/2007 A    $    323,469
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (Special Act School Districts)                 6.000     07/01/2016      07/01/2007 A          15,176
----------------------------------------------------------------------------------------------------------------------------
      460,000   NYS DA (Special Act School Districts)                 6.000     07/01/2019      07/01/2007 A         465,502
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (St. Barnabas Hospital)                        5.450     08/01/2035      08/01/2007 A         101,982
----------------------------------------------------------------------------------------------------------------------------
       75,000   NYS DA (St. Charles Hospital and
                Rehabilitation Center)                                5.500     07/01/2022      07/01/2009 A          78,923
----------------------------------------------------------------------------------------------------------------------------
      345,000   NYS DA (St. Charles Hospital and
                Rehabilitation Center/Catholic Health
                Services of Long Island Obligated Group)              5.800     07/01/2015      07/01/2009 A         364,534
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (St. Clare's Hospital)                         5.300     02/15/2019      02/15/2008 A          30,950
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (St. Francis Hospital)                         5.500     07/01/2029      07/01/2009 A         105,083
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (St. John's Health Care Corp.)                 6.250     02/01/2036      02/01/2007 A          35,849
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (St. John's University)                        5.250     07/01/2018      07/01/2008 A          20,661
----------------------------------------------------------------------------------------------------------------------------
      970,000   NYS DA (St. John's University)                        5.250     07/01/2025      07/01/2008 A       1,000,419
----------------------------------------------------------------------------------------------------------------------------
    2,880,000   NYS DA (St. John's University)                        5.600     07/01/2016      07/01/2007 A       2,941,978
----------------------------------------------------------------------------------------------------------------------------
    5,040,000   NYS DA (St. Joseph's Hospital Health Center)          5.250     07/01/2018 1    07/01/2007 A       5,178,852
----------------------------------------------------------------------------------------------------------------------------
    2,005,000   NYS DA (St. Vincent DePaul Residence)                 5.300     07/01/2018 1    07/01/2009 A       2,079,706
----------------------------------------------------------------------------------------------------------------------------
       80,000   NYS DA (State University Athletic Facilities)         5.250     07/01/2018      07/01/2008 A          82,646
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (State University
                Educational Facilities)                               3.149 8   05/15/2007      05/15/2007            49,325
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   NYS DA (State University
                Educational Facilities)                               5.125     05/15/2021      05/01/2008 A       3,091,860
----------------------------------------------------------------------------------------------------------------------------
    3,660,000   NYS DA (State University
                Educational Facilities)                               5.125     05/15/2021      05/15/2008 A       3,792,309
----------------------------------------------------------------------------------------------------------------------------
      375,000   NYS DA (State University
                Educational Facilities)                               5.125     05/15/2021      05/15/2008 A         383,831
----------------------------------------------------------------------------------------------------------------------------
    9,700,000   NYS DA (State University
                Educational Facilities)                               5.375     05/15/2011      05/15/2008 A       9,999,439
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Staten Island University Hospital)            5.000     07/01/2017      07/01/2008 A          10,248
----------------------------------------------------------------------------------------------------------------------------
      345,000   NYS DA (Suffern Free Library Assoc.)                  5.000     07/01/2020      07/01/2008 A         358,272
----------------------------------------------------------------------------------------------------------------------------
    3,605,000   NYS DA (Teresian House)                               5.250     07/01/2017      07/01/2007 A       3,698,730
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (The Highlands Living)                         6.600     02/01/2034      02/01/2007 A           5,037
----------------------------------------------------------------------------------------------------------------------------
    3,460,000   NYS DA (The Rosalind & Joseph Gurwin
                Jewish Geriatric Center of Long Island)               5.400     02/01/2015      02/01/2007 A       3,541,241
----------------------------------------------------------------------------------------------------------------------------
      170,000   NYS DA (The Rosalind & Joseph Gurwin
                Jewish Geriatric Center of Long Island)               5.700     02/01/2037      02/01/2007 A         173,682
----------------------------------------------------------------------------------------------------------------------------
    2,140,000   NYS DA (United Cerebral Palsy Assoc. of
                Nassau County)                                        5.500     07/01/2024      02/01/2007 A       2,186,010
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   NYS DA (United Cerebral Palsy
                Assoc. of NYC)                                        5.750     07/01/2018 1    07/01/2012 A       1,386,463
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (United Health Services)                       5.500     08/01/2017      02/01/2010 A          20,358
----------------------------------------------------------------------------------------------------------------------------
      265,000   NYS DA (University of Rochester)                      5.000     07/01/2027      07/01/2008 A         271,760
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Upstate Community Colleges)                   5.000     07/01/2028      07/01/2009 A          20,608

                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,905,000   NYS DA (Upstate Community Colleges)                   5.125%    07/01/2021      07/01/2014 A    $  2,024,367
----------------------------------------------------------------------------------------------------------------------------
    1,165,000   NYS DA (Upstate Community Colleges)                   5.125     07/01/2022      07/01/2014 A       1,235,681
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Upstate Community Colleges)                   5.875     07/01/2016 1    07/01/2007 A          36,087
----------------------------------------------------------------------------------------------------------------------------
      245,000   NYS DA (Vassar College)                               5.000     07/01/2025      07/01/2007 A         248,151
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (W.K. Nursing Home)                            6.050     02/01/2026      02/01/2007 A          35,725
----------------------------------------------------------------------------------------------------------------------------
    2,445,000   NYS DA (W.K. Nursing Home)                            6.125     02/01/2036      08/01/2007 A       2,493,533
----------------------------------------------------------------------------------------------------------------------------
      645,000   NYS DA (Wesley Gardens)                               6.125     08/01/2035      02/01/2007 A         658,971
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYS DA (Willow Towers)                                5.250     02/01/2022      08/01/2012 A         535,405
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Wyckoff Heights Medical Center)               5.200     02/15/2014      02/15/2008 A       1,029,690
----------------------------------------------------------------------------------------------------------------------------
    1,020,000   NYS DA (Wyckoff Heights Medical Center)               5.300     08/15/2021      02/15/2008 A       1,053,456
----------------------------------------------------------------------------------------------------------------------------
  101,000,000   NYS DA (St. Lukes Roosevelt Hospital) 7               4.800     08/15/2025      08/15/2015       104,477,935
----------------------------------------------------------------------------------------------------------------------------
   11,365,000   NYS DA (State University
                Dormitory Facilities) 7                               4.125     07/01/2016      07/01/2015        11,585,611
----------------------------------------------------------------------------------------------------------------------------
    2,230,000   NYS DA Service Contract (CCFDP)                       5.375     04/01/2020      04/01/2012 A       2,372,274
----------------------------------------------------------------------------------------------------------------------------
    2,350,000   NYS DA Service Contract (CCFDP)                       5.375     04/01/2021      04/01/2012 A       2,498,779
----------------------------------------------------------------------------------------------------------------------------
      140,000   NYS DA, Series B                                      5.500     08/15/2017      02/15/2007 A         143,111
----------------------------------------------------------------------------------------------------------------------------
      275,000   NYS DA, Series B                                      5.625     02/15/2021      02/15/2007 A         281,160
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS EFC                                               5.600     09/15/2013      03/15/2007 A          15,024
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS EFC 2                                             5.650     02/15/2017      08/15/2007 A       1,032,800
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS EFC (Clean Water & Drinking
                Revolving Funds)                                      5.000     06/15/2019      06/15/2008 A          15,433
----------------------------------------------------------------------------------------------------------------------------
    3,195,000   NYS EFC (Clean Water & Drinking
                Revolving Funds)                                      5.000     06/15/2019      06/15/2008 A       3,289,540
----------------------------------------------------------------------------------------------------------------------------
      735,000   NYS EFC ( L.I. Water Corp.) 4                         5.250     08/01/2027      02/01/2007 A         735,691
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS EFC (NYC Municipal Water
                Finance Authority)                                    5.875     06/15/2014      06/15/2007 A          20,708
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS EFC (NYS Water Services)                          5.700     07/15/2012      07/15/2007 A          25,290
----------------------------------------------------------------------------------------------------------------------------
      135,000   NYS EFC (NYS Water Services)                          6.500     03/15/2007      03/15/2007           135,316
----------------------------------------------------------------------------------------------------------------------------
    2,015,000   NYS EFC (NYS Water Services)                          6.875     06/15/2010 1    06/15/2007 A       2,033,780
----------------------------------------------------------------------------------------------------------------------------
    1,705,000   NYS EFC (NYS Water Services)                          6.875     06/15/2014 1    06/15/2007 A       1,709,399
----------------------------------------------------------------------------------------------------------------------------
      640,000   NYS EFC (NYS Water Services)                          7.250     06/15/2010 1    06/15/2007 A         641,869
----------------------------------------------------------------------------------------------------------------------------
      930,000   NYS EFC (NYS Water Services)                          7.500     06/15/2012 1    06/15/2007 A         953,827
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS EFC (NYS Water Services)                          7.500     06/15/2012 1    06/15/2007 A          25,398
----------------------------------------------------------------------------------------------------------------------------
    1,425,000   NYS EFC (Personal Income Tax) 2                       5.250     01/01/2022      01/01/2013 A       1,531,063
----------------------------------------------------------------------------------------------------------------------------
    7,300,000   NYS EFC (Pilgrim State Sewage Treatment)              6.300     03/15/2016      03/15/2007 A       7,333,580
----------------------------------------------------------------------------------------------------------------------------
      500,000   NYS EFC (Pollution Control)                           5.550     08/15/2014      08/15/2007 A         516,745
----------------------------------------------------------------------------------------------------------------------------
       90,000   NYS EFC (Riverbank State Park)                        5.125     04/01/2022      04/01/2007 A          90,323
----------------------------------------------------------------------------------------------------------------------------
      120,000   NYS EFC (Riverbank State Park)                        5.500     04/01/2016      04/01/2007 A         122,938
----------------------------------------------------------------------------------------------------------------------------
      560,000   NYS EFC (Spring Valley Water Company)                 5.650     11/01/2023      05/01/2007 A         564,514
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS EFC (Spring Valley Water Company)                 6.300     08/01/2024      02/01/2007 A       2,009,200
----------------------------------------------------------------------------------------------------------------------------
    1,260,000   NYS EFC (State Water Revolving Fund)                  5.800     01/15/2014      07/15/2007 A       1,274,729
----------------------------------------------------------------------------------------------------------------------------
    4,250,000   NYS EFC (Waste Management) 2                          4.450     07/01/2017      07/01/2009 C       4,280,048

                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  13,000,000   NYS ERDA (Brooklyn Union Gas Company)                 4.700%    02/01/2024      02/01/2016 A    $ 13,329,290
----------------------------------------------------------------------------------------------------------------------------
    9,950,000   NYS ERDA (Brooklyn Union Gas Company)                 5.500     01/01/2021      01/01/2008 A      10,064,226
----------------------------------------------------------------------------------------------------------------------------
  132,585,000   NYS ERDA (Con Ed)                                     4.700     06/01/2036      04/03/2007 A     132,642,012
----------------------------------------------------------------------------------------------------------------------------
       70,000   NYS ERDA (Corning Natural Gas)                        8.250     12/01/2018      06/01/2007 A          71,253
----------------------------------------------------------------------------------------------------------------------------
    1,005,000   NYS ERDA (LILCO)                                      5.150     03/01/2016      03/01/2007 A       1,006,206
----------------------------------------------------------------------------------------------------------------------------
    4,465,000   NYS ERDA (LILCO)                                      5.150     03/01/2016      03/01/2007 A       4,482,681
----------------------------------------------------------------------------------------------------------------------------
    4,230,000   NYS ERDA (LILCO)                                      5.150     03/01/2016      03/01/2007 A       4,230,381
----------------------------------------------------------------------------------------------------------------------------
    8,725,000   NYS ERDA (LILCO)                                      5.150     03/01/2016      03/01/2007 A       8,725,785
----------------------------------------------------------------------------------------------------------------------------
    2,130,000   NYS ERDA (NIMO), Series A                             5.150     11/01/2025      11/01/2008 A       2,220,717
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS GO                                                5.000     09/15/2017      09/15/2008 A           5,161
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS GO                                                5.250     11/15/2021      05/15/2007 A           5,068
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS GO                                                5.300     07/15/2015      07/15/2007 A           5,056
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS GO                                                5.300     07/15/2017      07/15/2007 A          10,114
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS GO                                                5.500     07/15/2024      07/15/2007 A          20,230
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYS GO                                                6.600     12/01/2014      06/01/2007 A          40,484
----------------------------------------------------------------------------------------------------------------------------
    1,625,000   NYS HFA (Economic Devel. & Hsg.)                      5.250     03/15/2016      03/15/2013 A       1,769,641
----------------------------------------------------------------------------------------------------------------------------
      850,000   NYS HFA (Golden Age Apartments)                       5.000     02/15/2037      02/15/2016 A         866,490
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Hospital & Nursing Home)                     5.500     11/01/2012      05/01/2007 E           5,453
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Hospital & Nursing Home)                     5.875     11/01/2010      05/01/2007 E          16,043
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Hospital & Nursing Home)                     5.900     11/01/2010      05/01/2007 E           5,380
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS HFA (Hospital & Nursing Home)                     6.000     11/01/2013      02/01/2008 A          11,265
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS HFA (Hospital & Nursing Home)                     6.000     11/01/2014      05/01/2007 E          40,112
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Hospital & Nursing Home)                     6.875     11/01/2009      05/01/2007 E           5,410
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS HFA (Loewn Devel. of Wappingers Falls)            5.250     08/15/2019      02/15/2009 A          25,636
----------------------------------------------------------------------------------------------------------------------------
       70,000   NYS HFA (Meadow Manor)                                7.750     11/01/2019 1    05/01/2007 A          70,201
----------------------------------------------------------------------------------------------------------------------------
      345,000   NYS HFA (Multifamily Hsg.)                            5.300     08/15/2022      08/15/2012 A         359,283
----------------------------------------------------------------------------------------------------------------------------
      525,000   NYS HFA (Multifamily Hsg.)                            5.850     08/15/2013 1    02/15/2007 A         533,437
----------------------------------------------------------------------------------------------------------------------------
       85,000   NYS HFA (Multifamily Hsg.)                            5.950     08/15/2024 1    02/15/2007 A          85,639
----------------------------------------------------------------------------------------------------------------------------
      185,000   NYS HFA (Multifamily Hsg.)                            6.000     08/15/2027 1    02/15/2008 A         192,074
----------------------------------------------------------------------------------------------------------------------------
       65,000   NYS HFA (Multifamily Hsg.)                            6.050     08/15/2032      02/15/2007 A          66,390
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS HFA (Multifamily Hsg.)                            6.100     08/15/2016 1    08/15/2008 A       1,019,380
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS HFA (Multifamily Hsg.)                            6.100     08/15/2028      02/15/2007 A          51,054
----------------------------------------------------------------------------------------------------------------------------
      465,000   NYS HFA (Multifamily Hsg.)                            6.100     11/15/2036      05/15/2007 A         479,573
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS HFA (Multifamily Hsg.)                            6.200     08/15/2012 1    02/15/2007 A          20,028
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Multifamily Hsg.)                            6.250     08/15/2014 1    02/15/2007 A           5,008
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Multifamily Hsg.)                            6.250     08/15/2014      02/15/2007 A          15,024
----------------------------------------------------------------------------------------------------------------------------
      250,000   NYS HFA (Multifamily Hsg.)                            6.250     08/15/2023 1    02/15/2007 A         254,955
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Multifamily Hsg.)                            6.250     08/15/2023      02/15/2007 A          30,041
----------------------------------------------------------------------------------------------------------------------------
      330,000   NYS HFA (Multifamily Hsg.)                            6.250     08/15/2025      02/15/2007 A         341,494
----------------------------------------------------------------------------------------------------------------------------
      135,000   NYS HFA (Multifamily Hsg.)                            6.250     08/15/2027 1    02/15/2007 A         137,850
----------------------------------------------------------------------------------------------------------------------------
      280,000   NYS HFA (Multifamily Hsg.)                            6.350     08/15/2023 1    02/15/2007 A         282,951

                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     130,000   NYS HFA (Multifamily Hsg.)                            6.450%    08/15/2014 1    02/15/2007 A    $    132,986
----------------------------------------------------------------------------------------------------------------------------
      135,000   NYS HFA (Multifamily Hsg.)                            6.500     08/15/2024 1    02/15/2007 A         138,042
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Multifamily Hsg.)                            6.500     08/15/2024      02/15/2007 A           5,008
----------------------------------------------------------------------------------------------------------------------------
      455,000   NYS HFA (Multifamily Hsg.)                            6.625     08/15/2012      02/15/2007 A         455,655
----------------------------------------------------------------------------------------------------------------------------
    1,365,000   NYS HFA (Multifamily Hsg.)                            6.700     08/15/2025 1    02/15/2007 A       1,367,034
----------------------------------------------------------------------------------------------------------------------------
      450,000   NYS HFA (Multifamily Hsg.)                            6.750     11/15/2036      05/15/2007 A         456,422
----------------------------------------------------------------------------------------------------------------------------
      230,000   NYS HFA (Multifamily Hsg.)                            6.850     11/01/2019 1    05/01/2007 A         235,840
----------------------------------------------------------------------------------------------------------------------------
      105,000   NYS HFA (Multifamily Hsg.)                            6.900     08/15/2007 1    02/15/2007 A         105,198
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Multifamily Hsg.)                            6.950     08/15/2012 1    02/15/2007 A          30,456
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS HFA (Multifamily Hsg.)                            7.000     08/15/2012      02/15/2007 A         101,239
----------------------------------------------------------------------------------------------------------------------------
      130,000   NYS HFA (Multifamily Hsg.)                            7.000     08/15/2022      02/15/2007 A         131,611
----------------------------------------------------------------------------------------------------------------------------
    1,350,000   NYS HFA (Multifamily Hsg.)                            7.050     08/15/2024 1    02/15/2007 A       1,365,323
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Nonprofit Hsg.)                              6.200     11/01/2007      05/01/2007 A          15,214
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Nonprofit Hsg.)                              6.200     11/01/2008      05/01/2007 A          30,467
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Nonprofit Hsg.)                              6.200     11/01/2009      05/01/2007 A           5,078
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS HFA (Nonprofit Hsg.)                              6.200     11/01/2011      05/01/2007 A          50,779
----------------------------------------------------------------------------------------------------------------------------
       40,000   NYS HFA (Nonprofit Hsg.)                              6.200     11/01/2012      05/01/2007 A          40,313
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS HFA (Nonprofit Hsg.)                              6.200     11/01/2013      05/01/2007 A          25,389
----------------------------------------------------------------------------------------------------------------------------
        6,000   NYS HFA (Nonprofit Hsg.)                              6.600     11/01/2009      05/01/2007 A           6,140
----------------------------------------------------------------------------------------------------------------------------
        9,000   NYS HFA (Nonprofit Hsg.)                              6.875     11/01/2010      05/01/2007 A           9,230
----------------------------------------------------------------------------------------------------------------------------
      405,000   NYS HFA (Nonprofit Hsg.)                              8.400     11/01/2007      05/01/2007 A         411,152
----------------------------------------------------------------------------------------------------------------------------
      445,000   NYS HFA (Nonprofit Hsg.)                              8.400     11/01/2008      05/01/2007 A         451,760
----------------------------------------------------------------------------------------------------------------------------
    1,435,000   NYS HFA (NYC Health Facilities) 2                     6.000     05/01/2007      05/01/2007         1,445,662
----------------------------------------------------------------------------------------------------------------------------
    4,275,000   NYS HFA (NYC Health Facilities)                       6.000     05/01/2008      05/01/2007 A       4,346,564
----------------------------------------------------------------------------------------------------------------------------
    2,400,000   NYS HFA (Phillips Village)                            7.750     08/15/2017      02/15/2007 A       2,445,264
----------------------------------------------------------------------------------------------------------------------------
       55,000   NYS HFA (Service Contract)                            5.375     03/15/2023      03/15/2007 A          55,074
----------------------------------------------------------------------------------------------------------------------------
      190,000   NYS HFA (Service Contract)                            5.500     09/15/2018      03/15/2008 A         196,084
----------------------------------------------------------------------------------------------------------------------------
    1,860,000   NYS HFA (Service Contract)                            5.500     09/15/2022 1    03/15/2008 A       1,917,195
----------------------------------------------------------------------------------------------------------------------------
      560,000   NYS HFA (Service Contract)                            6.000     03/15/2026      03/15/2007 A         572,180
----------------------------------------------------------------------------------------------------------------------------
    1,910,000   NYS HFA (Simeon Dewitt)                               8.000     11/01/2018 1    05/01/2007 A       1,933,684
----------------------------------------------------------------------------------------------------------------------------
      400,000   NYS HFA (Tiffany Gardens)                             4.500     08/15/2015      03/01/2012 B         402,340
----------------------------------------------------------------------------------------------------------------------------
      275,000   NYS HFA (Wyndham Lawn
                Home for Children)                                    5.900     08/15/2017      02/15/2007 A         285,524
----------------------------------------------------------------------------------------------------------------------------
       90,000   NYS HFA, Series A                                     5.800     11/01/2009      05/01/2007 A          90,994
----------------------------------------------------------------------------------------------------------------------------
      130,000   NYS HFA, Series A                                     5.875     11/01/2010      05/01/2007 A         132,805
----------------------------------------------------------------------------------------------------------------------------
   11,905,000   NYS HFA, Series A                                     6.100     11/01/2015 1    05/01/2007 A      12,164,053
----------------------------------------------------------------------------------------------------------------------------
    6,380,000   NYS HFA, Series A                                     6.125     11/01/2020 1    05/01/2007 A       6,519,850
----------------------------------------------------------------------------------------------------------------------------
    3,650,000   NYS HFA, Series C                                     5.500     09/15/2018      03/15/2008 A       3,765,121
----------------------------------------------------------------------------------------------------------------------------
       55,000   NYS LGAC                                              4.875     04/01/2020      04/01/2008 A          56,277
----------------------------------------------------------------------------------------------------------------------------
       35,000   NYS LGAC                                              5.000     04/01/2021      04/01/2008 A          35,905
----------------------------------------------------------------------------------------------------------------------------
       80,000   NYS LGAC                                              5.375     04/01/2016      04/01/2007 A          81,145

                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     130,000   NYS LGAC                                              5.375%    04/01/2019      04/01/2007 A    $    131,876
----------------------------------------------------------------------------------------------------------------------------
   11,415,000   NYS LGAC                                              5.400     04/01/2015      04/01/2007 A      11,577,892
----------------------------------------------------------------------------------------------------------------------------
      240,000   NYS LGSC (SCSB) 3                                     6.375     12/15/2009      12/22/2008 B         247,423
----------------------------------------------------------------------------------------------------------------------------
      150,000   NYS Local Government Assistance Corp.                 5.375     04/01/2019      04/01/2007 A         152,165
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS Medcare (FHA Insured Mtg.)                        6.150     02/15/2035      02/15/2007 A          50,156
----------------------------------------------------------------------------------------------------------------------------
      635,000   NYS Medcare (Healthcare)                              6.350     11/01/2014 1    05/01/2007 A         641,579
----------------------------------------------------------------------------------------------------------------------------
      215,000   NYS Medcare (Hospital & Nursing Home)                 5.400     08/15/2033 1    02/15/2007 A         216,793
----------------------------------------------------------------------------------------------------------------------------
       10,000   NYS Medcare (Hospital & Nursing Home)                 6.100     08/15/2015      02/15/2007 A          10,217
----------------------------------------------------------------------------------------------------------------------------
      720,000   NYS Medcare (Hospital & Nursing Home)                 6.125     02/15/2015      02/15/2007 A         721,930
----------------------------------------------------------------------------------------------------------------------------
      870,000   NYS Medcare (Hospital & Nursing Home)                 6.200     08/15/2013      02/15/2007 A         871,523
----------------------------------------------------------------------------------------------------------------------------
       95,000   NYS Medcare (Hospital & Nursing Home)                 6.200     08/15/2022      02/15/2007 A          95,695
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS Medcare (Hospital & Nursing Home)                 6.200     08/15/2022      02/15/2007 A          15,032
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   NYS Medcare (Hospital & Nursing Home)                 6.300     08/15/2023      02/15/2007 A       1,202,304
----------------------------------------------------------------------------------------------------------------------------
      310,000   NYS Medcare (Hospital & Nursing Home)                 7.000     08/15/2032      02/15/2007 A         311,798
----------------------------------------------------------------------------------------------------------------------------
      210,000   NYS Medcare (Hospital & Nursing Home)                 7.400     11/01/2016 1    05/01/2007 A         210,554
----------------------------------------------------------------------------------------------------------------------------
      300,000   NYS Medcare (Hospital & Nursing Home)                 9.375     11/01/2016 1    05/01/2007 A         311,520
----------------------------------------------------------------------------------------------------------------------------
    1,595,000   NYS Medcare (Insured Mtg. Nursing)                    6.150     02/15/2025      02/15/2007 A       1,599,976
----------------------------------------------------------------------------------------------------------------------------
      150,000   NYS Medcare (M.G. Nursing Home)                       6.375     02/15/2035      08/15/2007 A         151,784
----------------------------------------------------------------------------------------------------------------------------
       85,000   NYS Medcare (Montefiore Medical Center)               5.700     02/15/2012      02/15/2007 A          85,199
----------------------------------------------------------------------------------------------------------------------------
    6,820,000   NYS Medcare (Montefiore Medical Center)               5.750     02/15/2015      02/15/2007 A       6,862,830
----------------------------------------------------------------------------------------------------------------------------
    8,140,000   NYS Medcare (Montefiore Medical Center)               5.750     02/15/2025 1    02/15/2007 A       8,150,582
----------------------------------------------------------------------------------------------------------------------------
      520,000   NYS Medcare (Montefiore Medical Center)               6.000     02/15/2035      02/15/2007 A         521,503
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS Medcare (St. Peter's Hospital)                    5.250     11/01/2007      05/01/2007 A          25,029
----------------------------------------------------------------------------------------------------------------------------
      275,000   NYS Medcare (St. Peter's Hospital)                    5.375     11/01/2020      05/01/2007 A         277,426
----------------------------------------------------------------------------------------------------------------------------
   10,710,000   NYS Municipal Bond Bank Agency
                (Special School Purpose)                              5.250     12/01/2019      06/01/2013 A      11,458,736
----------------------------------------------------------------------------------------------------------------------------
    2,930,000   NYS Municipal Bond Bank Agency
                (Special School Purpose)                              5.500     06/01/2015      06/01/2013 A       3,202,138
----------------------------------------------------------------------------------------------------------------------------
        5,000   NYS Power Authority                                   5.875     01/01/2010      07/01/2007 A           5,155
----------------------------------------------------------------------------------------------------------------------------
       25,000   NYS Thruway Authority                                 5.000     04/01/2017      04/01/2007 A          25,582
----------------------------------------------------------------------------------------------------------------------------
       15,000   NYS Thruway Authority                                 5.250     04/01/2012      04/01/2008 A          15,449
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS Thruway Authority                                 5.250     04/01/2015      04/01/2008 A          20,584
----------------------------------------------------------------------------------------------------------------------------
    1,230,000   NYS Thruway Authority                                 6.000     04/01/2012      04/01/2007 A       1,261,365
----------------------------------------------------------------------------------------------------------------------------
   27,310,000   NYS Thruway Authority 7                               4.000     01/01/2015      01/01/2015        27,768,808
----------------------------------------------------------------------------------------------------------------------------
    1,020,000   NYS Thruway Authority Service Contract
                (Highway & Bridge) 2                                  6.000     04/01/2011      04/01/2007 A       1,046,306
----------------------------------------------------------------------------------------------------------------------------
    1,330,000   NYS Thruway Authority Service Contract
                (Highway & Bridge) 2                                  6.000     04/01/2011      04/01/2007 A       1,364,301
----------------------------------------------------------------------------------------------------------------------------
    5,170,000   NYS Thruway Authority Service Contract
                (Highway & Bridge) 2                                  6.000     04/01/2012      04/01/2007 A       5,303,334
----------------------------------------------------------------------------------------------------------------------------
       55,000   NYS Thruway Authority, Series B                       5.250     04/01/2014      04/01/2008 A          56,607

                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     400,000   NYS Thruway Authority, Series E                       5.000%    01/01/2025      01/01/2008 A    $    408,740
----------------------------------------------------------------------------------------------------------------------------
    3,550,000   NYS Thruway Authority, Series E                       5.000     01/01/2025      01/01/2008 A       3,627,568
----------------------------------------------------------------------------------------------------------------------------
      585,000   NYS Thruway Authority, Series E                       5.250     01/01/2015      01/01/2008 A         599,918
----------------------------------------------------------------------------------------------------------------------------
       20,000   NYS UDC (Correctional Facilities)                     5.000     01/01/2014      01/01/2008 A          20,656
----------------------------------------------------------------------------------------------------------------------------
      370,000   NYS UDC (Correctional Facilities)                     5.000     01/01/2019      01/01/2008 A         380,223
----------------------------------------------------------------------------------------------------------------------------
      100,000   NYS UDC (Correctional Facilities)                     5.000     01/01/2020 1    01/01/2008 A         103,244
----------------------------------------------------------------------------------------------------------------------------
       50,000   NYS UDC (Correctional Facilities)                     5.000     01/01/2020      01/01/2008 A          51,325
----------------------------------------------------------------------------------------------------------------------------
       30,000   NYS UDC (Correctional Facilities)                     5.892 8   01/01/2007      01/01/2007            29,994
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   NYS UDC (Personal Income Tax)                         5.250     03/15/2034      03/15/2014 A      10,751,100
----------------------------------------------------------------------------------------------------------------------------
   76,865,000   NYS UDC (South Mall) CAB                              5.572 8   01/01/2011      05/27/2009 B      60,369,002
----------------------------------------------------------------------------------------------------------------------------
      565,000   NYS UDC (South Mall) CAB                              5.923 8   01/01/2011      05/27/2009 B         439,745
----------------------------------------------------------------------------------------------------------------------------
      620,000   NYS UDC (South Mall) CAB                              5.978 8   01/01/2011      05/27/2009 B         482,552
----------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYS UDC (Subordinated Lien)                           5.125     07/01/2020      07/01/2014 A       4,266,560
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS UDC (Subordinated Lien)                           5.125     07/01/2021      07/01/2014 A       1,065,310
----------------------------------------------------------------------------------------------------------------------------
    1,255,000   NYS UDC (Subordinated Lien)                           5.375     07/01/2022      07/01/2007 A       1,281,819
----------------------------------------------------------------------------------------------------------------------------
    4,725,000   NYS UDC (Subordinated Lien)                           5.500     07/01/2016      07/01/2008 A       4,825,217
----------------------------------------------------------------------------------------------------------------------------
   15,350,000   NYS UDC (Subordinated Lien)                           5.500     07/01/2016 1    07/01/2007 A      15,679,104
----------------------------------------------------------------------------------------------------------------------------
    6,495,000   NYS UDC (Subordinated Lien) 2                         5.500     07/01/2022 1    07/01/2007 A       6,632,434
----------------------------------------------------------------------------------------------------------------------------
    3,235,000   NYS UDC (Subordinated Lien)                           5.500     07/01/2026      07/01/2007 A       3,328,847
----------------------------------------------------------------------------------------------------------------------------
    2,210,000   NYS UDC (Subordinated Lien)                           5.500     07/01/2026      07/01/2007 A       2,257,184
----------------------------------------------------------------------------------------------------------------------------
    6,720,000   NYS UDC (Subordinated Lien)                           5.600     07/01/2026 1    07/01/2007 A       6,862,733
----------------------------------------------------------------------------------------------------------------------------
       70,000   Oneida County GO                                      5.400     03/15/2011      03/15/2007 A          70,258
----------------------------------------------------------------------------------------------------------------------------
      345,000   Oneida County IDA (Bonide Products)                   5.750     11/01/2007      11/01/2007           346,753
----------------------------------------------------------------------------------------------------------------------------
    2,285,000   Oneida County IDA (Faxton Hospital)                   6.625     01/01/2015 1    01/01/2010 A       2,480,665
----------------------------------------------------------------------------------------------------------------------------
      600,000   Oneida County IDA (Presbyterian Home)                 6.100     06/01/2020      06/01/2010 A         642,060
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Oneida County IDA (Presbyterian Home)                 6.250     06/01/2015      06/01/2010 A       1,075,270
----------------------------------------------------------------------------------------------------------------------------
       50,000   Oneida Healthcare Corp.
                (Oneida Health Systems)                               5.300     02/01/2021      02/01/2011 A          52,596
----------------------------------------------------------------------------------------------------------------------------
    3,895,000   Oneida Healthcare Corp.
                (Oneida Health Systems)                               5.500     02/01/2016 1    02/01/2011 A       4,136,334
----------------------------------------------------------------------------------------------------------------------------
      195,000   Onondaga County IDA (Coltec Industries)               7.250     06/01/2008 1    06/01/2007 A         197,367
----------------------------------------------------------------------------------------------------------------------------
      365,000   Onondaga County IDA (Coltec Industries)               9.875     10/01/2010      04/01/2007 A         369,964
----------------------------------------------------------------------------------------------------------------------------
    2,605,000   Onondaga County IDA (Le Moyne College)                5.000     12/01/2012      07/22/2010 D       2,704,589
----------------------------------------------------------------------------------------------------------------------------
      920,000   Onondaga County IDA (Le Moyne College)                5.500     03/01/2014      03/01/2009 A         953,847
----------------------------------------------------------------------------------------------------------------------------
   23,570,000   Onondaga County Res Rec                               5.000     05/01/2010      04/24/2009 B      23,564,108
----------------------------------------------------------------------------------------------------------------------------
       25,000   Ontario County GO                                     5.550     08/15/2009      02/15/2007 A          25,060
----------------------------------------------------------------------------------------------------------------------------
      210,000   Orange County IDA (Glen Arden)                        5.350     01/01/2007      01/01/2007           210,008
----------------------------------------------------------------------------------------------------------------------------
      230,000   Orange County IDA (Glen Arden)                        5.400     01/01/2008      01/01/2008           231,854
----------------------------------------------------------------------------------------------------------------------------
       40,000   Orange County IDA
                (Orange Mental Retardation Properties)                6.000     05/01/2008      05/01/2007 A          40,862
----------------------------------------------------------------------------------------------------------------------------
       60,000   Orange County IDA
                (Orange Mental Retardation Properties)                6.125     05/01/2016 1    05/01/2007 A          61,280

                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,065,000   Orange County IDA
                (St. Luke's Cornwall Hospital
                Obligated Group)                                      6.000%    12/01/2016 1    12/01/2011 A    $  5,584,872
----------------------------------------------------------------------------------------------------------------------------
    1,920,000   Orange County IDA
                (St. Luke's Cornwall Hospital
                Obligated Group)                                      6.000     12/01/2016 1    12/01/2011 A       2,117,069
----------------------------------------------------------------------------------------------------------------------------
      250,000   Oswego County IDA
                (Seneca Hill Manor)                                   5.650     08/01/2037      08/01/2007 A         257,430
----------------------------------------------------------------------------------------------------------------------------
       25,000   Oswego GO                                             5.600     01/15/2011      07/15/2007 A          25,022
----------------------------------------------------------------------------------------------------------------------------
      575,000   Otsego County IDA
                (Mary Imogene Bassett Hospital)                       5.350     11/01/2020      11/01/2008 A         598,012
----------------------------------------------------------------------------------------------------------------------------
       35,000   Oyster Bay GO                                         5.000     12/01/2018      06/01/2007 A          35,448
----------------------------------------------------------------------------------------------------------------------------
       50,000   Philadelphia, NY GO                                   7.500     12/15/2009      12/15/2009            54,972
----------------------------------------------------------------------------------------------------------------------------
   21,985,000   Port Authority NY/NJ
                (Delta Air Lines) 3                                   6.950     06/01/2008      06/01/2007 A      22,152,086
----------------------------------------------------------------------------------------------------------------------------
   62,640,000   Port Authority NY/NJ
                (JFK International Air Terminal)                      5.750     12/01/2022 1    12/01/2007 A      64,970,834
----------------------------------------------------------------------------------------------------------------------------
   40,490,000   Port Authority NY/NJ
                (JFK International Air Terminal)                      5.750     12/01/2025      12/01/2007 A      41,213,961
----------------------------------------------------------------------------------------------------------------------------
   32,140,000   Port Authority NY/NJ
                (JFK International Air Terminal)                      5.900     12/01/2017 1    12/01/2007 A      33,382,211
----------------------------------------------------------------------------------------------------------------------------
   24,410,000   Port Authority NY/NJ (KIAC)                           6.750     10/01/2011      10/01/2008 A      24,849,868
----------------------------------------------------------------------------------------------------------------------------
   27,570,000   Port Authority NY/NJ (KIAC)                           6.750     10/01/2019 1    10/01/2008 A      28,030,695
----------------------------------------------------------------------------------------------------------------------------
    3,500,000   Port Authority NY/NJ (KIAC)                           7.000     10/01/2007      10/01/2007         3,539,795
----------------------------------------------------------------------------------------------------------------------------
   11,860,000   Port Authority NY/NJ, 139th Series 7                  4.625     10/01/2019      04/01/2015        12,254,819
----------------------------------------------------------------------------------------------------------------------------
   18,355,000   Port Authority NY/NJ (JFK International
                Air Terminal) 7                                       6.250     12/01/2014      06/01/2012        21,150,164
----------------------------------------------------------------------------------------------------------------------------
    3,455,000   Port Authority NY/NJ, 107th Series                    5.250     10/15/2012      04/15/2007 A       3,492,418
----------------------------------------------------------------------------------------------------------------------------
       70,000   Port Authority NY/NJ, 107th Series                    5.375     10/15/2013      04/15/2007 A          70,765
----------------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 107th Series                    5.375     10/15/2014      04/15/2007 A          40,437
----------------------------------------------------------------------------------------------------------------------------
       10,000   Port Authority NY/NJ, 107th Series                    5.375     10/15/2016      04/15/2007 A          10,110
----------------------------------------------------------------------------------------------------------------------------
      140,000   Port Authority NY/NJ, 107th Series                    5.375     10/15/2016      04/15/2007 A         141,530
----------------------------------------------------------------------------------------------------------------------------
       50,000   Port Authority NY/NJ, 108th Series                    5.400     07/15/2010      07/15/2007 A          50,564
----------------------------------------------------------------------------------------------------------------------------
      120,000   Port Authority NY/NJ, 108th Series                    5.400     07/15/2012      07/15/2007 A         121,352
----------------------------------------------------------------------------------------------------------------------------
      275,000   Port Authority NY/NJ, 108th Series                    5.500     07/15/2013      07/15/2007 A         278,121
----------------------------------------------------------------------------------------------------------------------------
      110,000   Port Authority NY/NJ, 108th Series                    5.500     07/15/2014      07/15/2007 A         111,249
----------------------------------------------------------------------------------------------------------------------------
    8,150,000   Port Authority NY/NJ, 108th Series                    5.875     01/15/2017      07/15/2007 A       8,244,948
----------------------------------------------------------------------------------------------------------------------------
   15,055,000   Port Authority NY/NJ, 109th Series                    5.375     07/15/2022      07/15/2007 A      15,226,627
----------------------------------------------------------------------------------------------------------------------------
      505,000   Port Authority NY/NJ, 109th Series                    5.375     07/15/2027      07/15/2007 A         510,696
----------------------------------------------------------------------------------------------------------------------------
      175,000   Port Authority NY/NJ, 109th Series                    5.375     01/15/2032      07/15/2007 A         176,960
----------------------------------------------------------------------------------------------------------------------------
       50,000   Port Authority NY/NJ, 109th Series                    5.500     07/15/2017      07/15/2007 A          50,574
----------------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 110th Series                    5.000     07/01/2015      07/01/2008 A          20,299
----------------------------------------------------------------------------------------------------------------------------
       70,000   Port Authority NY/NJ, 110th Series                    5.000     07/01/2015      07/01/2007 A          71,124

                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      20,000   Port Authority NY/NJ, 110th Series                    5.125%    07/01/2012      07/01/2007 A    $     20,319
----------------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ, 110th Series                    5.250     07/01/2013      07/01/2007 A         101,650
----------------------------------------------------------------------------------------------------------------------------
       85,000   Port Authority NY/NJ, 110th Series                    5.300     07/01/2016      07/01/2007 A          86,394
----------------------------------------------------------------------------------------------------------------------------
      150,000   Port Authority NY/NJ, 110th Series                    5.375     07/01/2017      07/01/2007 A         152,496
----------------------------------------------------------------------------------------------------------------------------
      245,000   Port Authority NY/NJ, 111th Series                    5.000     10/01/2022 1    10/01/2007 A         249,648
----------------------------------------------------------------------------------------------------------------------------
      135,000   Port Authority NY/NJ, 111th Series                    5.000     10/01/2027      10/01/2007 A         137,160
----------------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ, 116th Series                    5.000     10/01/2013      04/02/2007 A         100,610
----------------------------------------------------------------------------------------------------------------------------
      135,000   Port Authority NY/NJ, 116th Series                    5.250     10/01/2014      04/02/2007 A         135,851
----------------------------------------------------------------------------------------------------------------------------
       55,000   Port Authority NY/NJ, 116th Series                    5.250     10/01/2015      04/02/2007 A          55,343
----------------------------------------------------------------------------------------------------------------------------
   11,000,000   Port Authority NY/NJ, 119th Series                    5.250     09/15/2012      03/15/2007 A      11,120,120
----------------------------------------------------------------------------------------------------------------------------
    7,250,000   Port Authority NY/NJ, 119th Series                    5.500     09/15/2016      03/15/2007 A       7,330,765
----------------------------------------------------------------------------------------------------------------------------
      245,000   Port Authority NY/NJ, 119th Series                    5.500     09/15/2017      03/15/2007 A         247,729
----------------------------------------------------------------------------------------------------------------------------
      745,000   Port Authority NY/NJ, 119th Series                    5.500     09/15/2019      03/15/2007 A         753,299
----------------------------------------------------------------------------------------------------------------------------
    2,025,000   Port Authority NY/NJ, 119th Series                    5.750     09/15/2011      03/15/2007 A       2,047,984
----------------------------------------------------------------------------------------------------------------------------
    7,740,000   Port Authority NY/NJ, 119th Series                    5.875     09/15/2015      03/15/2007 A       7,828,700
----------------------------------------------------------------------------------------------------------------------------
      150,000   Port Authority NY/NJ, 120th Series                    5.375     10/15/2016      10/15/2007 A         153,249
----------------------------------------------------------------------------------------------------------------------------
       10,000   Port Authority NY/NJ, 120th Series                    5.500     10/15/2017      10/15/2007 A          10,228
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   Port Authority NY/NJ, 120th Series                    5.500     10/15/2035      10/15/2007 A       7,159,460
----------------------------------------------------------------------------------------------------------------------------
    6,230,000   Port Authority NY/NJ, 120th Series                    5.750     10/15/2011      10/15/2007 A       6,390,672
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   Port Authority NY/NJ, 120th Series                    5.750     10/15/2026      10/15/2007 A       7,175,840
----------------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 121st Series                    5.000     10/15/2021      10/15/2007 A          40,823
----------------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 121st Series                    5.000     10/15/2022      10/15/2007 A          25,498
----------------------------------------------------------------------------------------------------------------------------
    1,125,000   Port Authority NY/NJ, 121st Series                    5.125     10/15/2030      10/15/2007 A       1,147,410
----------------------------------------------------------------------------------------------------------------------------
       75,000   Port Authority NY/NJ, 121st Series                    5.250     10/15/2025      10/15/2007 A          76,602
----------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 122nd Series                    5.000     07/15/2020      07/15/2010 A          30,627
----------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 122nd Series                    5.000     07/15/2031      07/15/2008 A          30,600
----------------------------------------------------------------------------------------------------------------------------
       35,000   Port Authority NY/NJ, 122nd Series                    5.000     07/15/2031      07/15/2008 A          35,679
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Port Authority NY/NJ, 122nd Series                    5.500     07/15/2011      07/15/2008 A       2,066,000
----------------------------------------------------------------------------------------------------------------------------
   13,620,000   Port Authority NY/NJ, 122nd Series                    5.500     07/15/2014      07/15/2008 A      14,069,460
----------------------------------------------------------------------------------------------------------------------------
   14,315,000   Port Authority NY/NJ, 122nd Series                    5.500     07/15/2015      07/15/2008 A      14,799,420
----------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 124th Series                    4.800     08/01/2018      08/02/2008 A          30,554
----------------------------------------------------------------------------------------------------------------------------
      950,000   Port Authority NY/NJ, 124th Series                    5.000     08/01/2019      08/01/2008 A         970,568
----------------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 124th Series                    5.000     08/01/2021      08/01/2008 A          20,414
----------------------------------------------------------------------------------------------------------------------------
      300,000   Port Authority NY/NJ, 124th Series                    5.000     08/01/2024      08/01/2008 A         305,892
----------------------------------------------------------------------------------------------------------------------------
      295,000   Port Authority NY/NJ, 124th Series                    5.000     08/01/2031      08/01/2008 A         300,794
----------------------------------------------------------------------------------------------------------------------------
       15,000   Port Authority NY/NJ, 126th Series                    5.000     11/15/2024      05/15/2012 A          15,662
----------------------------------------------------------------------------------------------------------------------------
      230,000   Port Authority NY/NJ, 127th Series                    5.000     12/15/2022      06/15/2012 A         241,185
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Port Authority NY/NJ, 131st Series                    5.000     12/15/2020      06/15/2013 A       1,576,995
----------------------------------------------------------------------------------------------------------------------------
   13,745,000   Port Authority NY/NJ, 141st Series                    5.000     09/01/2021      09/01/2015 A      14,526,266
----------------------------------------------------------------------------------------------------------------------------
   14,110,000   Port Authority NY/NJ, 141st Series                    5.000     09/01/2022      09/01/2015 A      14,880,547
----------------------------------------------------------------------------------------------------------------------------
   16,455,000   Port Authority NY/NJ, 141st Series                    5.000     09/01/2025      09/01/2015 A      17,341,431

                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                  EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*            VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   9,000,000   Port Authority NY/NJ, 143rd Series                    5.000%    10/01/2021      04/01/2016 A    $  9,568,170
----------------------------------------------------------------------------------------------------------------------------
       15,000   Port Authority NY/NJ, 170th Series                    5.250     10/15/2008      04/15/2007 A          15,162
----------------------------------------------------------------------------------------------------------------------------
       25,000   Port Chester IDA (Nadel Industries)                   7.000     02/01/2016      02/01/2008 E          25,608
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Poughkeepsie IDA (Eastman & Bixby
                Redevel. Corp.)                                       5.900     08/01/2020      08/01/2010 A       1,590,330
----------------------------------------------------------------------------------------------------------------------------
      480,000   Putnam County IDA (Brewster Plastics)                 7.375     12/01/2008      04/23/2008 B         483,686
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   Rensselaer County IDA (Franciscan Heights)            5.375     12/01/2025      12/01/2014 A       1,281,228
----------------------------------------------------------------------------------------------------------------------------
       40,000   Rensselaer County IDA
                (Rensselaer Polytechnical Institute)                  5.125     08/01/2029      08/01/2009 A          41,232
----------------------------------------------------------------------------------------------------------------------------
       50,000   Rensselaer County IDA
                (Rensselaer Polytechnical Institute)                  5.500     08/01/2022      08/01/2009 A          52,233
----------------------------------------------------------------------------------------------------------------------------
    3,155,000   Rensselaer County Tobacco
                Asset Securitization Corp.                            5.200     06/01/2025      12/04/2010 D       3,248,640
----------------------------------------------------------------------------------------------------------------------------
    1,490,000   Rensselaer County Tobacco
                Asset Securitization Corp.                            5.750     06/01/2043      06/01/2012 A       1,570,982
----------------------------------------------------------------------------------------------------------------------------
      115,000   Rensselaer Hsg. Authority (Renwyck)                   7.650     01/01/2011      07/01/2007 A         116,654
----------------------------------------------------------------------------------------------------------------------------
       60,000   Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)                      6.900     06/01/2024      06/01/2007 A          60,640
----------------------------------------------------------------------------------------------------------------------------
    1,455,000   Riverhead HDC (Riverpointe Apartments)                5.850     08/01/2010      04/09/2009 D       1,467,571
----------------------------------------------------------------------------------------------------------------------------
    5,500,000   Rochester Hsg. Authority
                (Crossroads Apartments)                               7.700     01/01/2017 1    12/01/2008 A       5,571,610
----------------------------------------------------------------------------------------------------------------------------
      250,000   Rochester Hsg. Authority
                (Stonewood Village)                                   5.900     09/01/2009      09/22/2008 B         241,580
----------------------------------------------------------------------------------------------------------------------------
   10,705,000   Rockland County Tobacco Asset
                Securitization Corp.                                  5.500     08/15/2025      08/15/2012 A      11,190,793
----------------------------------------------------------------------------------------------------------------------------
      190,000   Rockland Gardens Hsg. Corp.                          10.500     05/01/2011      05/01/2007 A         190,718
----------------------------------------------------------------------------------------------------------------------------
      250,000   Rome HDC (Park Drive Manor)                           7.000     01/01/2026 1    07/01/2007 A         250,413
----------------------------------------------------------------------------------------------------------------------------
       80,000   Rome HDC, Series A                                    6.250     01/01/2024      07/01/2008 A          83,506
----------------------------------------------------------------------------------------------------------------------------
       25,000   Roslyn Union Free School District                     5.300     01/15/2012      07/15/2007 A          25,157
----------------------------------------------------------------------------------------------------------------------------
      200,000   Roslyn Union Free School District                     5.375     01/15/2014      07/15/2007 A         201,280
----------------------------------------------------------------------------------------------------------------------------
      225,000   Roxbury CSD GO                                        6.400     06/15/2010      06/15/2007 A         227,390
----------------------------------------------------------------------------------------------------------------------------
      235,000   Roxbury CSD GO                                        6.400     06/15/2011      06/15/2007 A         237,477
----------------------------------------------------------------------------------------------------------------------------
   32,000,000   Sales Tax Asset Receivables Corp., Series A           5.250     10/15/2027      10/15/2014 A      34,776,640
----------------------------------------------------------------------------------------------------------------------------
      500,000   Saratoga County IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)                              5.000     12/01/2014      12/01/2014           523,510
----------------------------------------------------------------------------------------------------------------------------
    3,725,000   Saratoga County IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)                              5.750     12/01/2023      06/01/2007 A       3,730,588
----------------------------------------------------------------------------------------------------------------------------
    6,540,000   Saratoga County IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)                              5.750     12/01/2033      06/01/2007 A       6,549,810
----------------------------------------------------------------------------------------------------------------------------
       25,000   Scotia GO                                             6.100     01/15/2012      07/15/2007 A          25,288

                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*              VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     850,000   SONYMA, Series 101                                    5.000%    10/01/2018      10/01/2011 A    $      869,601
------------------------------------------------------------------------------------------------------------------------------
   22,985,000   SONYMA, Series 106                                    5.250     04/01/2034      04/01/2012 A        23,711,556
------------------------------------------------------------------------------------------------------------------------------
    4,585,000   SONYMA, Series 109                                    4.800     10/01/2023      10/01/2013 A         4,660,056
------------------------------------------------------------------------------------------------------------------------------
   23,500,000   SONYMA, Series 137 4                                  4.700     10/01/2031      10/01/2015 A        23,624,080
------------------------------------------------------------------------------------------------------------------------------
       25,000   SONYMA, Series 27                                     5.250     04/01/2013      04/01/2010 A            25,769
------------------------------------------------------------------------------------------------------------------------------
    8,150,000   SONYMA, Series 29                                     5.400     10/01/2022 1    10/01/2010 A         8,409,659
------------------------------------------------------------------------------------------------------------------------------
   10,150,000   SONYMA, Series 29                                     5.450     10/01/2031      10/01/2010 A        10,451,760
------------------------------------------------------------------------------------------------------------------------------
      400,000   SONYMA, Series 31                                     5.200     10/01/2021      04/01/2011 A           410,052
------------------------------------------------------------------------------------------------------------------------------
      485,000   SONYMA, Series 31                                     5.300     10/01/2031      04/01/2011 A           496,950
------------------------------------------------------------------------------------------------------------------------------
       65,000   SONYMA, Series 63                                     5.600     10/01/2010      04/01/2009 A            66,485
------------------------------------------------------------------------------------------------------------------------------
      150,000   SONYMA, Series 66                                     5.600     10/01/2017      07/01/2007 A           154,094
------------------------------------------------------------------------------------------------------------------------------
      100,000   SONYMA, Series 67                                     5.600     10/01/2014 1    09/01/2009 A           102,239
------------------------------------------------------------------------------------------------------------------------------
       45,000   SONYMA, Series 67                                     5.600     10/01/2014      09/01/2007 A            45,995
------------------------------------------------------------------------------------------------------------------------------
    1,065,000   SONYMA, Series 67                                     5.700     10/01/2017 1    09/01/2007 A         1,088,600
------------------------------------------------------------------------------------------------------------------------------
      200,000   SONYMA, Series 67                                     5.800     10/01/2028 1    09/01/2009 A           203,002
------------------------------------------------------------------------------------------------------------------------------
       40,000   SONYMA, Series 67                                     5.800     10/01/2028      09/01/2009 A            40,600
------------------------------------------------------------------------------------------------------------------------------
    2,365,000   SONYMA, Series 70                                     5.375     10/01/2017 1    03/01/2008 A         2,400,522
------------------------------------------------------------------------------------------------------------------------------
      100,000   SONYMA, Series 70                                     5.375     10/01/2017      03/01/2008 A           102,447
------------------------------------------------------------------------------------------------------------------------------
       10,000   SONYMA, Series 71                                     4.900     04/01/2009      04/01/2009 A            10,207
------------------------------------------------------------------------------------------------------------------------------
    3,770,000   SONYMA, Series 71                                     5.400     04/01/2029      07/01/2008 A         3,830,886
------------------------------------------------------------------------------------------------------------------------------
      120,000   SONYMA, Series 73                                     5.300     10/01/2028      09/01/2008 A           122,486
------------------------------------------------------------------------------------------------------------------------------
      150,000   SONYMA, Series 73-A                                   5.250     10/01/2017      09/01/2008 A           153,359
------------------------------------------------------------------------------------------------------------------------------
      105,000   SONYMA, Series 73-B                                   5.450     10/01/2024 1    09/30/2011 A           105,768
------------------------------------------------------------------------------------------------------------------------------
       15,000   SONYMA, Series 77                                     5.600     04/01/2010      11/23/2009 A            15,366
------------------------------------------------------------------------------------------------------------------------------
      400,000   SONYMA, Series 77                                     5.700     04/01/2011      11/23/2009 A           414,156
------------------------------------------------------------------------------------------------------------------------------
       55,000   SONYMA, Series 79                                     5.300     04/01/2029      03/01/2009 A            56,120
------------------------------------------------------------------------------------------------------------------------------
    2,140,000   SONYMA, Series 80                                     5.100     10/01/2017 1    03/01/2009 A         2,203,430
------------------------------------------------------------------------------------------------------------------------------
    5,350,000   SONYMA, Series 82                                     5.550     10/01/2019 1    10/01/2009 A         5,497,714
------------------------------------------------------------------------------------------------------------------------------
   25,000,000   SONYMA, Series 83                                     5.450     04/01/2018 1    10/01/2009 A        25,859,250
------------------------------------------------------------------------------------------------------------------------------
       45,000   SONYMA, Series 83                                     5.550     10/01/2027      10/01/2009 A            46,252
------------------------------------------------------------------------------------------------------------------------------
      885,000   SONYMA, Series 88                                     5.500     04/01/2025      11/01/2009 A           891,788
------------------------------------------------------------------------------------------------------------------------------
      190,000   SONYMA, Series 89                                     5.650     04/01/2012      11/01/2009 A           194,600
------------------------------------------------------------------------------------------------------------------------------
      100,000   SONYMA, Series 91                                     5.300     10/01/2009      07/01/2007 A           102,592
------------------------------------------------------------------------------------------------------------------------------
      500,000   SONYMA, Series 93                                     5.550     04/01/2010      10/01/2009 A           507,895
------------------------------------------------------------------------------------------------------------------------------
    2,430,000   SONYMA, Series 93                                     5.600     10/01/2017      10/01/2009 A         2,447,618
------------------------------------------------------------------------------------------------------------------------------
      145,000   SONYMA, Series 93                                     5.650     10/01/2011      10/01/2009 A           147,878
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   SONYMA, Series 95                                     5.500     10/01/2017 1    04/01/2010 A         2,087,300
------------------------------------------------------------------------------------------------------------------------------
    6,100,000   SONYMA, Series 97                                     5.400     10/01/2021 1    04/01/2011 A         6,306,912
------------------------------------------------------------------------------------------------------------------------------
      625,000   SONYMA, Series 98                                     5.050     10/01/2017      04/01/2011 A           646,650
------------------------------------------------------------------------------------------------------------------------------
      300,000   Spring Valley GO                                      5.000     05/01/2020      05/15/2015 A           318,891
------------------------------------------------------------------------------------------------------------------------------
      310,000   Spring Valley GO                                      5.000     05/01/2021      05/15/2015 A           325,720

                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*              VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     325,000   Spring Valley GO                                      5.000%    05/01/2022      05/15/2015 A    $      340,782
------------------------------------------------------------------------------------------------------------------------------
      335,000   Spring Valley GO                                      5.000     05/01/2023      05/15/2015 A           350,551
------------------------------------------------------------------------------------------------------------------------------
      350,000   Spring Valley GO                                      5.000     05/01/2024      05/15/2015 A           365,999
------------------------------------------------------------------------------------------------------------------------------
      365,000   Spring Valley GO                                      5.000     05/01/2025      05/15/2015 A           381,425
------------------------------------------------------------------------------------------------------------------------------
       55,000   Springville HDC (Springbrook)                         5.950     01/01/2010      09/21/2008 D            55,837
------------------------------------------------------------------------------------------------------------------------------
      330,000   St. Lawrence County IDA (PACES)                       5.875     06/30/2007      06/30/2007             331,096
------------------------------------------------------------------------------------------------------------------------------
      790,000   Suffolk County IDA (ALIA-CCDRCA)                      7.000     06/01/2016      06/01/2011 A           848,468
------------------------------------------------------------------------------------------------------------------------------
      955,000   Suffolk County IDA (ALIA-FREE)                        7.000     06/01/2016      06/01/2011 A         1,025,680
------------------------------------------------------------------------------------------------------------------------------
      775,000   Suffolk County IDA (ALIA-IGHL)                        6.500     12/01/2013      04/07/2011 B           817,834
------------------------------------------------------------------------------------------------------------------------------
      450,000   Suffolk County IDA (ALIA-WORCA)                       7.000     06/01/2016      06/01/2011 A           483,305
------------------------------------------------------------------------------------------------------------------------------
      350,000   Suffolk County IDA (Catholic Charities)               6.000     10/01/2020      12/27/2014 D           357,445
------------------------------------------------------------------------------------------------------------------------------
      330,000   Suffolk County IDA (DDI)                              6.000     10/01/2020      12/27/2014 D           337,019
------------------------------------------------------------------------------------------------------------------------------
      330,000   Suffolk County IDA (DDI)                              6.000     10/01/2020      12/27/2014 D           337,019
------------------------------------------------------------------------------------------------------------------------------
      765,000   Suffolk County IDA (Dowling College)                  5.000     06/01/2018      06/01/2016 A           810,663
------------------------------------------------------------------------------------------------------------------------------
      180,000   Suffolk County IDA (Family Residences)                6.000     10/01/2015      04/12/2012 B           183,080
------------------------------------------------------------------------------------------------------------------------------
      490,000   Suffolk County IDA (Family Residences), Series A      6.375     12/01/2018      10/20/2013 B           527,299
------------------------------------------------------------------------------------------------------------------------------
    3,260,000   Suffolk County IDA (Family Residences), Series A      6.375     12/01/2018      08/03/2014 B         3,508,151
------------------------------------------------------------------------------------------------------------------------------
      595,000   Suffolk County IDA (Huntington First Aid Squad)       6.025     11/01/2008      11/15/2007 B           608,007
------------------------------------------------------------------------------------------------------------------------------
      760,000   Suffolk County IDA (Independent Group Home Living)    6.000     10/01/2020      12/27/2014 B           776,165
------------------------------------------------------------------------------------------------------------------------------
      645,000   Suffolk County IDA ( L.I. Network Community Services) 7.000     02/01/2014      02/01/2010 B           668,252
------------------------------------------------------------------------------------------------------------------------------
      290,000   Suffolk County IDA (Mattituck-Laurel Library)         6.000     09/01/2019 1    09/01/2010 A           315,694
------------------------------------------------------------------------------------------------------------------------------
      435,000   Suffolk County IDA (Nassau-Suffolk
                Services for Autism)                                  6.250     11/01/2016      10/14/2012 B           442,212
------------------------------------------------------------------------------------------------------------------------------
      155,000   Suffolk County IDA (Nassau-Suffolk
                Services for Autism)                                  6.250     11/01/2016      11/01/2007 A,B         155,279
------------------------------------------------------------------------------------------------------------------------------
      840,000   Suffolk County IDA (Nissequogue
                Cogeneration Partners)                                4.875     01/01/2008      01/01/2008             838,387
------------------------------------------------------------------------------------------------------------------------------
      985,000   Suffolk County IDA (Pederson-Krager Center)           6.375     11/01/2015      03/07/2012 B         1,008,325
------------------------------------------------------------------------------------------------------------------------------
      855,000   Suffolk County IDA (Pederson-Krager Center)           6.400     02/01/2015      06/23/2011 B           875,272
------------------------------------------------------------------------------------------------------------------------------
      265,000   Suffolk County IDA (Suffolk Hotels)                   6.000     10/01/2020      07/27/2014 B,D         270,637
------------------------------------------------------------------------------------------------------------------------------
      500,000   Suffolk County IDA (WORCA)                            6.000     10/01/2020      12/27/2014 B           510,635
------------------------------------------------------------------------------------------------------------------------------
      100,000   Suffolk County Water Authority                        5.750     06/01/2010      06/01/2007 E           105,656
------------------------------------------------------------------------------------------------------------------------------
       30,000   Sullivan County GO                                    5.100     03/15/2011      03/15/2007 A            30,036
------------------------------------------------------------------------------------------------------------------------------
       40,000   Sullivan County GO                                    5.125     03/15/2012      03/15/2007 A            40,049
------------------------------------------------------------------------------------------------------------------------------
    2,855,000   Sullivan County IDA (Center for Discovery)            5.625     06/01/2013      06/01/2013           2,899,395
------------------------------------------------------------------------------------------------------------------------------
    6,750,000   Sullivan County IDA (Center for Discovery)            6.375     02/01/2020      07/28/2014 D         6,889,793

                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*              VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      30,000   Syracuse Hsg. Authority                               5.400%    09/01/2021      09/01/2015 A    $       32,229
------------------------------------------------------------------------------------------------------------------------------
      240,000   Syracuse IDA (Crouse Irving Companies)                5.250     01/01/2017      01/01/2010 A           246,398
------------------------------------------------------------------------------------------------------------------------------
      910,000   Syracuse IDA (Crouse Irving Health Hospital)          5.125     01/01/2009      07/06/2008 B           899,198
------------------------------------------------------------------------------------------------------------------------------
      690,000   Syracuse IDA (One Center Armory Garage)               6.750     12/01/2017      06/01/2007 A           697,307
------------------------------------------------------------------------------------------------------------------------------
      605,000   Syracuse SCHC (East Hill Village Apartments)          6.125     11/01/2010      03/12/2009 B           601,074
------------------------------------------------------------------------------------------------------------------------------
      260,000   Tobacco Settlement Financing Corp. (TASC)             5.000     06/01/2011      06/01/2007 A           260,289
------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Tobacco Settlement Financing Corp. (TASC)             5.250     06/01/2012      06/01/2007 A         3,003,900
------------------------------------------------------------------------------------------------------------------------------
   11,905,000   Tobacco Settlement Financing Corp. (TASC)             5.250     06/01/2013      06/01/2008 A        12,157,386
------------------------------------------------------------------------------------------------------------------------------
    4,420,000   Tobacco Settlement Financing Corp. (TASC)             5.250     06/01/2013      06/01/2008 A         4,520,422
------------------------------------------------------------------------------------------------------------------------------
    2,220,000   Tobacco Settlement Financing Corp. (TASC)             5.250     06/01/2021      06/01/2013 A         2,381,572
------------------------------------------------------------------------------------------------------------------------------
      800,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2010      06/01/2007 A           801,208
------------------------------------------------------------------------------------------------------------------------------
   19,550,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2014      06/01/2009 A        20,336,888
------------------------------------------------------------------------------------------------------------------------------
    8,250,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2015      06/01/2010 A         8,751,600
------------------------------------------------------------------------------------------------------------------------------
   11,900,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2016      06/01/2008 A        12,556,761
------------------------------------------------------------------------------------------------------------------------------
    5,020,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2017      06/01/2011 A         5,363,167
------------------------------------------------------------------------------------------------------------------------------
   21,000,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2018      06/01/2012 A        22,685,670
------------------------------------------------------------------------------------------------------------------------------
   20,500,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2019      06/01/2013 A        22,365,090
------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2020      06/01/2013 A        11,987,800
------------------------------------------------------------------------------------------------------------------------------
   18,395,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2021      06/01/2013 A        20,024,981
------------------------------------------------------------------------------------------------------------------------------
   14,965,000   Tobacco Settlement Financing Corp. (TASC)             5.500     06/01/2022      06/01/2013 A        16,273,390
------------------------------------------------------------------------------------------------------------------------------
      900,000   Tompkins County IDA (Kendall at Ithaca)               5.750     07/01/2018      07/01/2008 A           918,693
------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Tompkins County IDA (Kendall at Ithaca)               6.000     07/01/2024      07/01/2008 A         2,051,540
------------------------------------------------------------------------------------------------------------------------------
       30,000   Tompkins Health Care Corp.
                (Reconstruction Home)                                 5.875     02/01/2033      02/01/2007 A            30,048
------------------------------------------------------------------------------------------------------------------------------
      270,000   Tompkins Health Care Corp.
                (Reconstruction Home)                                10.800     02/01/2028 1    02/01/2007 A           295,647
------------------------------------------------------------------------------------------------------------------------------
       40,000   Triborough Bridge & Tunnel Authority                  5.000     01/01/2024      07/01/2007 A            40,044
------------------------------------------------------------------------------------------------------------------------------
    1,310,000   Triborough Bridge & Tunnel Authority,
                Series A                                              5.000     01/01/2024      07/01/2007 E         1,311,428
------------------------------------------------------------------------------------------------------------------------------
      845,000   Triborough Bridge & Tunnel Authority,
                Series A                                              5.200     01/01/2020      07/01/2007 A           853,949
------------------------------------------------------------------------------------------------------------------------------
      275,000   TSASC, Inc. (TFABs)                                   4.250     07/15/2010      07/15/2010             280,481
------------------------------------------------------------------------------------------------------------------------------
  144,685,000   TSASC, Inc. (TFABs)                                   4.750     06/01/2022      04/09/2011 D       147,311,033
------------------------------------------------------------------------------------------------------------------------------
    7,500,000   TSASC, Inc. (TFABs)                                   5.000     06/01/2026      05/28/2016 D         7,689,525
------------------------------------------------------------------------------------------------------------------------------
   24,240,000   TSASC, Inc. (TFABs)                                   5.000     06/01/2034      06/01/2016 A        24,778,370
------------------------------------------------------------------------------------------------------------------------------
      430,000   TSASC, Inc. (TFABs)                                   5.250     07/15/2011      07/15/2011             458,840
------------------------------------------------------------------------------------------------------------------------------
      815,000   TSASC, Inc. (TFABs)                                   5.500     07/15/2013      07/15/2012 A           889,833
------------------------------------------------------------------------------------------------------------------------------
   23,930,000   TSASC, Inc. (TFABs)                                   5.500     07/15/2024      01/25/2012 D        25,815,923
------------------------------------------------------------------------------------------------------------------------------
      250,000   TSASC, Inc. (TFABs)                                   5.875     07/15/2015      07/15/2009 A           266,210
------------------------------------------------------------------------------------------------------------------------------
      275,000   TSASC, Inc. (TFABs)                                   5.900     07/15/2017      07/15/2009 A           292,996
------------------------------------------------------------------------------------------------------------------------------
   37,080,000   TSASC, Inc. (TFABs)                                   6.250     07/15/2027      07/15/2009 A        39,810,200
------------------------------------------------------------------------------------------------------------------------------
   65,080,000   TSASC, Inc. (TFABs)                                   6.375     07/15/2039 1    07/15/2009 A        70,059,271

                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*              VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  73,440,000   TSASC, Inc. (TFABs) 7                                 4.750%    06/01/2022      04/09/2011      $   74,772,936
------------------------------------------------------------------------------------------------------------------------------
   50,000,000   TSASC, Inc. (TFABs) 7                                 5.000     06/01/2026      05/28/2016          51,263,500
------------------------------------------------------------------------------------------------------------------------------
       10,000   Ulster County GO                                      5.400     11/15/2015      05/15/2007 A            10,067
------------------------------------------------------------------------------------------------------------------------------
      100,000   Ulster County IDA (Benedictine Hospital)              6.250     06/01/2008      12/07/2007 B           101,992
------------------------------------------------------------------------------------------------------------------------------
      155,000   Ulster County Res Rec                                 5.000     03/01/2016      03/01/2016             162,448
------------------------------------------------------------------------------------------------------------------------------
      160,000   Ulster County Res Rec                                 5.000     03/01/2017      03/01/2016 A           166,950
------------------------------------------------------------------------------------------------------------------------------
      170,000   Ulster County Res Rec                                 5.000     03/01/2018      03/01/2016 A           176,773
------------------------------------------------------------------------------------------------------------------------------
      830,000   Ulster County Tobacco Asset
                Securitization Corp.                                  0.000 5   06/01/2040      06/01/2017 A           765,310
------------------------------------------------------------------------------------------------------------------------------
      360,000   Ulster County Tobacco Asset
                Securitization Corp.                                  6.000     06/01/2040      06/01/2012 A           384,588
------------------------------------------------------------------------------------------------------------------------------
       10,000   Ulster County Tobacco Asset
                Securitization Corp.                                  6.250     06/01/2025      06/01/2012 A            10,818
------------------------------------------------------------------------------------------------------------------------------
   10,795,000   Ulster County Tobacco Asset
                Securitization Corp.                                  6.750     06/01/2030 1    06/01/2011 A        11,871,909
------------------------------------------------------------------------------------------------------------------------------
       45,000   United Nations Devel. Corp., Series A                 5.250     07/01/2012      01/01/2008 A            45,656
------------------------------------------------------------------------------------------------------------------------------
    1,575,000   United Nations Devel. Corp., Series A                 5.250     07/01/2013      01/01/2008 A         1,597,948
------------------------------------------------------------------------------------------------------------------------------
    1,500,000   United Nations Devel. Corp., Series A                 5.250     07/01/2014      01/01/2008 A         1,521,855
------------------------------------------------------------------------------------------------------------------------------
    1,565,000   United Nations Devel. Corp., Series A                 5.250     07/01/2015      01/01/2008 A         1,587,802
------------------------------------------------------------------------------------------------------------------------------
    5,700,000   United Nations Devel. Corp., Series A                 5.250     07/01/2018      01/01/2008 A         5,774,613
------------------------------------------------------------------------------------------------------------------------------
    6,530,000   United Nations Devel. Corp., Series A                 5.250     07/01/2019      01/01/2008 A         6,615,478
------------------------------------------------------------------------------------------------------------------------------
    6,900,000   United Nations Devel. Corp., Series A                 5.250     07/01/2020      01/01/2008 A         6,990,321
------------------------------------------------------------------------------------------------------------------------------
    2,970,000   United Nations Devel. Corp., Series A                 5.250     07/01/2021      01/01/2008 A         3,008,877
------------------------------------------------------------------------------------------------------------------------------
    3,050,000   United Nations Devel. Corp., Series A                 5.250     07/01/2022      01/01/2008 A         3,089,925
------------------------------------------------------------------------------------------------------------------------------
    2,040,000   United Nations Devel. Corp., Series A                 5.250     07/01/2023      01/01/2008 A         2,066,704
------------------------------------------------------------------------------------------------------------------------------
    3,020,000   United Nations Devel. Corp., Series A                 5.250     07/01/2024      01/01/2008 A         3,059,532
------------------------------------------------------------------------------------------------------------------------------
      200,000   United Nations Devel. Corp., Series A                 5.250     07/01/2026      07/01/2008 A           202,578
------------------------------------------------------------------------------------------------------------------------------
      295,000   Utica GO                                              6.200     01/15/2014      01/15/2010 A           312,898
------------------------------------------------------------------------------------------------------------------------------
      320,000   Utica GO                                              6.250     01/15/2015      01/15/2010 A           342,371
------------------------------------------------------------------------------------------------------------------------------
       75,000   Utica IDA (Utica College Civic Facility)              5.300     08/01/2008      02/05/2008 B            75,353
------------------------------------------------------------------------------------------------------------------------------
    1,465,000   Utica IDA (Utica College Civic Facility)              6.375     12/01/2011      01/13/2010 B         1,508,745
------------------------------------------------------------------------------------------------------------------------------
      250,000   Utica SCHC (Multifamily), Series A                    5.550     12/01/2017      06/01/2007 A           258,648
------------------------------------------------------------------------------------------------------------------------------
       20,000   Utica SCHC (Steinhorst Apartments)                    6.500     04/15/2008      04/15/2007 A            20,111
------------------------------------------------------------------------------------------------------------------------------
      180,000   Valley Health Devel. Corp.                            6.750     05/20/2022      05/20/2010 A           203,445
------------------------------------------------------------------------------------------------------------------------------
       15,000   Victor GO                                             4.800     12/15/2017      06/15/2007 A            15,180
------------------------------------------------------------------------------------------------------------------------------
       50,000   Westchester County GO                                 5.375     12/15/2013      06/16/2007 A            50,578
------------------------------------------------------------------------------------------------------------------------------
       45,000   Westchester County Healthcare Corp.                   5.375     11/01/2020      11/10/2010 A            47,647
------------------------------------------------------------------------------------------------------------------------------
      150,000   Westchester County IDA
                (Beth Abraham Hospital)                               7.250     12/01/2009      12/02/2008 B           154,265
------------------------------------------------------------------------------------------------------------------------------
       50,000   Westchester County IDA (Children's Village)           5.100     03/15/2009      03/15/2009              51,397
------------------------------------------------------------------------------------------------------------------------------
      275,000   Westchester County IDA (Clearview School)             6.600     01/01/2014      11/27/2010 B           288,646

                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                     MATURITY*              VALUE
       AMOUNT                                                        COUPON      MATURITY       (UNAUDITED)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,605,000   Westchester County IDA
                (Guiding Eyes for the Blind)                          4.500%    08/01/2012      03/16/2010 B    $    1,581,888
------------------------------------------------------------------------------------------------------------------------------
       50,000   Westchester County IDA (JDAM)                         6.500     04/01/2009 1    04/01/2008 A            50,283
------------------------------------------------------------------------------------------------------------------------------
    1,130,000   Westchester County IDA (JDAM)                         6.750     04/01/2016 1    07/01/2008 A         1,146,295
------------------------------------------------------------------------------------------------------------------------------
    2,200,000   Westchester County IDA
                (Rippowam-Cisqua School)                              5.750     06/01/2029      06/01/2011 A         2,275,658
------------------------------------------------------------------------------------------------------------------------------
    2,705,000   Westchester County IDA
                (Schnurmacher Center)                                 6.000     11/01/2011      01/03/2009 B         2,804,977
------------------------------------------------------------------------------------------------------------------------------
      130,000   Westchester County IDA
                (Westchester Airport Assoc.)                          5.850     08/01/2014      02/01/2007 A           131,989
------------------------------------------------------------------------------------------------------------------------------
      505,000   Westchester County IDA
                (Westchester Airport Assoc.)                          5.950     08/01/2024 1    02/01/2007 A           507,252
------------------------------------------------------------------------------------------------------------------------------
      250,000   Westchester County IDA
                (Westchester Resco Company)                           5.500     07/01/2009      07/01/2007 A           253,893
------------------------------------------------------------------------------------------------------------------------------
       30,000   Westchester County IDA (Winward School)               5.200     10/01/2021      10/01/2011 A            31,404
------------------------------------------------------------------------------------------------------------------------------
   18,000,000   Westchester County Tobacco Asset
                Securitization Corp.                                  0.000 5   07/15/2039 1    07/15/2017 E        19,896,660
------------------------------------------------------------------------------------------------------------------------------
   14,200,000   Westchester County Tobacco Asset
                Securitization Corp.                                  4.500     06/01/2021      02/03/2010 B        14,059,846
------------------------------------------------------------------------------------------------------------------------------
    8,500,000   Westchester County Tobacco Asset
                Securitization Corp.                                  5.000     06/01/2026      07/07/2014 D         8,690,230
------------------------------------------------------------------------------------------------------------------------------
      255,000   Yonkers IDA (Hudson Scenic Studio)                    5.875     11/01/2007      11/01/2007             256,137
------------------------------------------------------------------------------------------------------------------------------
      185,000   Yonkers IDA (Michael Malotz Skilled
                Nursing Pavilion)                                     5.450     02/01/2029      02/01/2009 A           191,821
------------------------------------------------------------------------------------------------------------------------------
       90,000   Yonkers IDA (Michael Malotz Skilled
                Nursing Pavilion)                                     5.650     02/01/2039      02/01/2009 A            93,699
------------------------------------------------------------------------------------------------------------------------------
    1,455,000   Yonkers IDA (Monastery Manor Associates)              5.000     04/01/2025      04/01/2015 A         1,519,908
------------------------------------------------------------------------------------------------------------------------------
       55,000   Yonkers IDA (Philipsburgh Hall Associates)            6.750     11/01/2008      05/18/2008 B            53,645
------------------------------------------------------------------------------------------------------------------------------
    2,310,000   Yonkers IDA (St. John's Riverside Hospital)           6.800     07/01/2016      07/01/2011 A,D       2,479,901
------------------------------------------------------------------------------------------------------------------------------
      400,000   Yonkers IDA (St. Joseph's Hospital),
                Series 98-B                                           5.900     03/01/2008      08/31/2007 B           400,756
                                                                                                                --------------
                                                                                                                 3,659,191,749
------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.4%
   15,000,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          5.750     06/01/2032      04/29/2011 D        15,937,050
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--17.1%
    5,000,000   Guam Airport Authority, Series C                      5.375     10/01/2019      10/01/2013 A         5,345,150
------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Guam Airport Authority, Series C                      5.375     10/01/2020      10/01/2013 A         6,410,160
------------------------------------------------------------------------------------------------------------------------------
      192,000   Guam EDA (TASC)                                       0.000 5   05/15/2014      05/15/2014             188,239
------------------------------------------------------------------------------------------------------------------------------
      320,000   Guam EDA (TASC)                                       5.000     05/15/2022      10/12/2007 D           323,930
------------------------------------------------------------------------------------------------------------------------------
    1,950,000   Guam EDA (TASC) 2                                     5.400     05/15/2031      08/06/2010 D         2,011,815
------------------------------------------------------------------------------------------------------------------------------
      215,000   Guam EDA (TASC)                                       5.500     05/15/2041      05/15/2011 A           222,875

                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
      PRINCIPAL                                                                                  MATURITY*             VALUE
         AMOUNT                                                         COUPON     MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$        25,000   Guam Power Authority, Series A                         5.000%  10/01/2024     10/01/2009 A   $      25,947
----------------------------------------------------------------------------------------------------------------------------
        520,000   Guam Power Authority, Series A                         5.250   10/01/2013     04/01/2007 A         520,265
----------------------------------------------------------------------------------------------------------------------------
         45,000   Guam Power Authority, Series A                         5.250   10/01/2013     04/01/2007 A          45,056
----------------------------------------------------------------------------------------------------------------------------
        655,000   Guam Power Authority, Series A                         5.250   10/01/2023     04/01/2007 A         655,039
----------------------------------------------------------------------------------------------------------------------------
         40,000   Guam Power Authority, Series A                         5.250   10/01/2034     10/01/2009 A          41,819
----------------------------------------------------------------------------------------------------------------------------
        125,000   Northern Mariana Islands Ports Authority,
                  Series A                                               6.000   06/01/2014 1   06/01/2010 A         131,800
----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Northern Mariana Islands Ports Authority,
                  Series A                                               6.750   10/01/2033     10/01/2013 A       2,241,540
----------------------------------------------------------------------------------------------------------------------------
      3,000,000   Northern Mariana Islands, Series A                     6.000   06/01/2020 1   06/01/2010 A       3,161,070
----------------------------------------------------------------------------------------------------------------------------
        220,000   Puerto Rico Aqueduct & Sewer Authority                 5.000   07/01/2015     07/01/2007 A         223,071
----------------------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico Aqueduct & Sewer Authority                 5.000   07/01/2015     07/01/2007 A          60,965
----------------------------------------------------------------------------------------------------------------------------
      1,040,000   Puerto Rico Aqueduct & Sewer Authority                 5.000   07/01/2019     07/01/2008 A       1,061,164
----------------------------------------------------------------------------------------------------------------------------
         90,000   Puerto Rico Aqueduct & Sewer Authority                 5.000   07/01/2019     07/01/2007 A          91,437
----------------------------------------------------------------------------------------------------------------------------
        120,000   Puerto Rico Aqueduct & Sewer Authority                 5.000   07/01/2019     07/01/2007 A         121,916
----------------------------------------------------------------------------------------------------------------------------
        375,000   Puerto Rico Children's Trust Fund (TASC)               4.100   05/15/2013     05/15/2013           373,009
----------------------------------------------------------------------------------------------------------------------------
        200,000   Puerto Rico Children's Trust Fund (TASC)               4.250   05/15/2014     05/15/2012 A         200,326
----------------------------------------------------------------------------------------------------------------------------
      2,500,000   Puerto Rico Children's Trust Fund (TASC) 2             5.000   05/15/2008     05/15/2008         2,528,225
----------------------------------------------------------------------------------------------------------------------------
    212,125,000   Puerto Rico Children's Trust Fund (TASC)               5.375   05/15/2033     05/15/2012 A,D   222,336,698
----------------------------------------------------------------------------------------------------------------------------
     52,245,000   Puerto Rico Children's Trust Fund (TASC)               5.500   05/15/2039     05/15/2012 A      54,751,193
----------------------------------------------------------------------------------------------------------------------------
     44,565,000   Puerto Rico Children's Trust Fund (TASC)               5.625   05/15/2043     05/15/2012 A      46,901,097
----------------------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico Children's Trust Fund (TASC)               5.750   07/01/2020     04/15/2009 D          20,818
----------------------------------------------------------------------------------------------------------------------------
      1,250,000   Puerto Rico Commonwealth GO                            4.875   07/01/2023     07/01/2008 A       1,279,813
----------------------------------------------------------------------------------------------------------------------------
      3,900,000   Puerto Rico Commonwealth GO                            5.000   07/01/2018     07/01/2008 A       4,010,760
----------------------------------------------------------------------------------------------------------------------------
      6,250,000   Puerto Rico Commonwealth GO                            5.000   07/01/2024     07/01/2014 A       6,534,250
----------------------------------------------------------------------------------------------------------------------------
      5,970,000   Puerto Rico Commonwealth GO                            5.000   07/01/2025     07/01/2023 A       6,233,695
----------------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Commonwealth GO                            5.000   07/01/2026     07/01/2022 A          50,956
----------------------------------------------------------------------------------------------------------------------------
         65,000   Puerto Rico Commonwealth GO                            5.000   07/01/2028     07/01/2013 A          66,214
----------------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico Commonwealth GO                            5.250   01/01/2015     01/01/2015         7,522,410
----------------------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Commonwealth GO                            5.250   07/01/2017     07/01/2013 A       4,263,880
----------------------------------------------------------------------------------------------------------------------------
      5,840,000   Puerto Rico Commonwealth GO                            5.250   07/01/2019     07/01/2013 A       6,237,295
----------------------------------------------------------------------------------------------------------------------------
      2,430,000   Puerto Rico Commonwealth GO                            5.250   07/01/2021     07/01/2014 A       2,616,284
----------------------------------------------------------------------------------------------------------------------------
      3,400,000   Puerto Rico Commonwealth GO                            5.250   07/01/2022     07/01/2014 A       3,653,810
----------------------------------------------------------------------------------------------------------------------------
      2,100,000   Puerto Rico Commonwealth GO                            5.250   07/01/2022     07/01/2016 A       2,279,067
----------------------------------------------------------------------------------------------------------------------------
      4,575,000   Puerto Rico Commonwealth GO                            5.250   07/01/2023     07/01/2014 A       4,910,439
----------------------------------------------------------------------------------------------------------------------------
     15,850,000   Puerto Rico Commonwealth GO                            5.250   07/01/2024     07/01/2013 A      16,858,377
----------------------------------------------------------------------------------------------------------------------------
      7,395,000   Puerto Rico Commonwealth GO                            5.250   07/01/2026     07/01/2016 A       7,995,400
----------------------------------------------------------------------------------------------------------------------------
      1,925,000   Puerto Rico Commonwealth GO                            5.250   07/01/2027 1   07/01/2011 A       2,037,959
----------------------------------------------------------------------------------------------------------------------------
      8,320,000   Puerto Rico Commonwealth GO                            5.250   07/01/2027     07/01/2016 A       8,981,939
----------------------------------------------------------------------------------------------------------------------------
      6,060,000   Puerto Rico Commonwealth GO                            5.375   07/01/2028     07/01/2011 A       6,385,119
----------------------------------------------------------------------------------------------------------------------------
        195,000   Puerto Rico Electric Power Authority                   5.000   07/01/2028     07/01/2008 A         200,866

                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
      PRINCIPAL                                                                                  MATURITY*             VALUE
         AMOUNT                                                         COUPON     MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       175,000   Puerto Rico Electric Power Authority,
                  Series AA                                              5.375%  07/01/2027     07/01/2007 A   $     179,013
----------------------------------------------------------------------------------------------------------------------------
         55,000   Puerto Rico Electric Power Authority,
                  Series DD                                              5.000   07/01/2028     07/01/2010 A          56,321
----------------------------------------------------------------------------------------------------------------------------
         15,000   Puerto Rico Electric Power Authority,
                  Series DD                                              5.000   07/01/2028     07/01/2008 A          15,451
----------------------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico Electric Power Authority,
                  Series EE                                              5.250   07/01/2014     07/01/2008 A          10,382
----------------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico HFA (Single Family)                        5.000   12/01/2020     12/01/2013 A         264,283
----------------------------------------------------------------------------------------------------------------------------
        120,000   Puerto Rico HFC                                        5.100   12/01/2018     12/01/2010 A         121,264
----------------------------------------------------------------------------------------------------------------------------
      1,380,000   Puerto Rico HFC (Homeowner Mtg.)                       5.200   12/01/2032     12/01/2008 A       1,404,109
----------------------------------------------------------------------------------------------------------------------------
        280,000   Puerto Rico Highway & Transportation
                  Authority                                              5.000   07/01/2016     07/01/2007 A         284,505
----------------------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico Highway & Transportation
                  Authority                                              5.000   07/01/2022     07/01/2008 A          61,217
----------------------------------------------------------------------------------------------------------------------------
         30,000   Puerto Rico Highway & Transportation
                  Authority                                              5.000   07/01/2028     07/01/2008 A          30,761
----------------------------------------------------------------------------------------------------------------------------
         35,000   Puerto Rico Highway & Transportation
                  Authority                                              5.000   07/01/2028     07/01/2025 A          35,653
----------------------------------------------------------------------------------------------------------------------------
        230,000   Puerto Rico Highway & Transportation
                  Authority                                              5.750   07/01/2020     07/01/2013 A         254,727
----------------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico Highway & Transportation
                  Authority, Series E                                    5.750   07/01/2024     07/01/2012 A       7,614,390
----------------------------------------------------------------------------------------------------------------------------
        355,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2021     07/01/2015 A         374,745
----------------------------------------------------------------------------------------------------------------------------
     11,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2022     07/01/2015 A      11,587,730
----------------------------------------------------------------------------------------------------------------------------
     12,275,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2023     07/01/2015 A      12,903,971
----------------------------------------------------------------------------------------------------------------------------
      1,760,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2024     07/01/2015 A       1,848,898
----------------------------------------------------------------------------------------------------------------------------
      4,545,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2025     07/01/2015 A       4,767,978
----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2026     07/01/2015 A       2,095,220
----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2027     07/01/2015 A       1,046,880
----------------------------------------------------------------------------------------------------------------------------
     11,190,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                    5.000   07/01/2030     07/01/2015 A      11,706,530
----------------------------------------------------------------------------------------------------------------------------
      1,655,000   Puerto Rico IMEPCF
                  (American Home Products) 2                             5.100   12/01/2018     06/01/2007 A       1,681,596
----------------------------------------------------------------------------------------------------------------------------
      6,550,000   Puerto Rico IMEPCF (PepsiCo)                           6.250   11/15/2013     05/15/2007 A       6,741,129
----------------------------------------------------------------------------------------------------------------------------
      7,175,000   Puerto Rico IMEPCF (PepsiCo) 2                         6.250   11/15/2013     05/15/2007 A       7,258,804
----------------------------------------------------------------------------------------------------------------------------
         35,000   Puerto Rico Infrastructure                             5.500   10/01/2040     10/01/2010 E          37,563

                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
      PRINCIPAL                                                                                  MATURITY*             VALUE
         AMOUNT                                                         COUPON     MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$        55,000   Puerto Rico ITEMECF
                  (Ana G. Mendez University)                             5.375%  02/01/2019     02/01/2011 A   $      56,253
----------------------------------------------------------------------------------------------------------------------------
     18,425,000   Puerto Rico ITEMECF
                  (Cogeneration Facilities)                              6.625   06/01/2026 1   06/01/2010 A      20,008,629
----------------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                6.125   08/01/2025     02/01/2007 A       1,503,120
----------------------------------------------------------------------------------------------------------------------------
         70,000   Puerto Rico ITEMECF
                  (Hospital Auxilio Mutuo)                               5.500   07/01/2026     07/01/2007 A          71,645
----------------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico ITEMECF
                  (Hospital Auxilio Mutuo)                               6.250   07/01/2016     07/01/2007 A         501,065
----------------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico ITEMECF
                  (Hospital de la Concepcion)                            6.125   11/15/2025     11/15/2010 A          81,636
----------------------------------------------------------------------------------------------------------------------------
        750,000   Puerto Rico ITEMECF
                  (Hospital de la Concepcion)                            6.375   11/15/2015     11/15/2010 A         819,788
----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico ITEMECF
                  (Hospital de la Concepcion)                            6.500   11/15/2020     11/15/2010 A       2,206,740
----------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico ITEMECF
                  (InterAmerican University)                             5.000   10/01/2022     10/01/2008 A          25,729
----------------------------------------------------------------------------------------------------------------------------
      1,800,000   Puerto Rico ITEMECF
                  (Mennonite General Hospital)                           6.500   07/01/2012     07/01/2008 A       1,814,310
----------------------------------------------------------------------------------------------------------------------------
        670,000   Puerto Rico ITEMECF
                  (Ryder Memorial Hospital)                              6.400   05/01/2009     05/01/2007 A         670,308
----------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico ITEMECF
                  (Teachers Retirement)                                  5.500   07/01/2021     07/01/2007 A          25,535
----------------------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico ITEMECF
                  (Teachers Retirement)                                  5.500   07/01/2021     07/01/2007 A         102,142
----------------------------------------------------------------------------------------------------------------------------
      2,150,000   Puerto Rico Municipal Finance
                  Agency, Series A 7                                     5.750   08/01/2013     02/01/2009         2,289,696
----------------------------------------------------------------------------------------------------------------------------
      2,500,000   Puerto Rico Municipal Finance
                  Agency, Series A                                       5.250   08/01/2023     08/01/2015 A       2,692,200
----------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Municipal Finance
                  Agency, Series A                                       5.250   08/01/2024     08/01/2015 A       5,376,950
----------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico Municipal Finance
                  Agency, Series A                                       5.500   07/01/2017     07/01/2007 A          25,593
----------------------------------------------------------------------------------------------------------------------------
         40,000   Puerto Rico Port Authority, Series C                   7.300   07/01/2007 1   07/01/2007 A          40,500
----------------------------------------------------------------------------------------------------------------------------
        160,000   Puerto Rico Port Authority, Series D                   6.000   07/01/2021 1   07/01/2007 A         160,840
----------------------------------------------------------------------------------------------------------------------------
        475,000   Puerto Rico Port Authority, Series D                   7.000   07/01/2014 1   07/01/2007 A         478,852
----------------------------------------------------------------------------------------------------------------------------
     31,000,000   Puerto Rico Public Buildings Authority                 5.250   07/01/2029     07/01/2014 A      33,148,920
----------------------------------------------------------------------------------------------------------------------------
      2,750,000   Puerto Rico Public Buildings Authority                 5.250   07/01/2033     07/01/2014 A       2,933,315
----------------------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Public Buildings Authority                 5.500   07/01/2022     07/01/2014 A      10,960,900
----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Public Buildings Authority                 5.500   07/01/2023     07/01/2014 A       2,192,180
----------------------------------------------------------------------------------------------------------------------------
      9,000,000   Puerto Rico Public Buildings Authority                 5.500   07/01/2024     07/01/2014 A       9,870,930
----------------------------------------------------------------------------------------------------------------------------
      2,065,000   Puerto Rico Public Buildings Authority,
                  Series D                                               5.125   07/01/2024     07/01/2012 A       2,159,577

                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
      PRINCIPAL                                                                                   MATURITY*              VALUE
         AMOUNT                                                         COUPON      MATURITY    (UNAUDITED)         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       825,000   Puerto Rico Public Buildings Authority,
                  Series G                                               5.250%   07/01/2019     07/01/2012 A   $      873,419
------------------------------------------------------------------------------------------------------------------------------
      9,910,000   Puerto Rico Public Finance Corp.                       5.750    08/01/2027     02/01/2012 C       10,689,124
------------------------------------------------------------------------------------------------------------------------------
        255,000   Puerto Rico Public Finance Corp., Series E             5.500    08/01/2029     02/01/2012 A          270,756
------------------------------------------------------------------------------------------------------------------------------
        185,000   University of Puerto Rico                              5.500    06/01/2012 1   06/01/2007 A          185,211
------------------------------------------------------------------------------------------------------------------------------
        625,000   University of Puerto Rico, Series M                    5.250    06/01/2025     03/12/2007 A          631,744
------------------------------------------------------------------------------------------------------------------------------
         25,000   University of Puerto Rico, Series M                    5.500    06/01/2015     03/12/2007 A           25,282
------------------------------------------------------------------------------------------------------------------------------
        450,000   University of Puerto Rico, Series O                    5.375    06/01/2030     06/01/2007 A          450,284
------------------------------------------------------------------------------------------------------------------------------
      5,000,000   University of Puerto Rico, Series P                    5.000    06/01/2023     06/01/2016 A        5,294,450
------------------------------------------------------------------------------------------------------------------------------
      5,000,000   University of Puerto Rico, Series P                    5.000    06/01/2024     06/01/2016 A        5,290,500
------------------------------------------------------------------------------------------------------------------------------
      5,000,000   University of Puerto Rico, Series P                    5.000    06/01/2026     06/01/2016 A        5,274,600
------------------------------------------------------------------------------------------------------------------------------
         25,000   V.I. HFA, Series A                                     6.500    03/01/2025 1   03/01/2007 A           25,054
------------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Port Authority, Series A                          5.250    09/01/2018     09/01/2010 A        1,051,060
------------------------------------------------------------------------------------------------------------------------------
      2,650,000   V.I. Public Finance Authority (Hovensa) 2              5.875    07/01/2022     07/01/2014 A        2,910,866
------------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority, Series A                5.250    10/01/2016     10/01/2014 A        1,073,410
------------------------------------------------------------------------------------------------------------------------------
      2,000,000   V.I. Public Finance Authority, Series A                5.250    10/01/2022     10/01/2014 A        2,127,440
------------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority, Series A                5.250    10/01/2023     10/01/2014 A        1,063,720
------------------------------------------------------------------------------------------------------------------------------
     10,000,000   V.I. Public Finance Authority, Series A                5.500    10/01/2015     10/01/2008 A       10,318,700
------------------------------------------------------------------------------------------------------------------------------
        180,000   V.I. Public Finance Authority, Series A                5.500    10/01/2022     10/01/2008 A          186,419
------------------------------------------------------------------------------------------------------------------------------
        915,000   V.I. Public Finance Authority, Series A                5.625    10/01/2010     04/26/2009 B          939,824
------------------------------------------------------------------------------------------------------------------------------
        285,000   V.I. Public Finance Authority, Series A                5.625    10/01/2025     10/01/2010 A          294,850
------------------------------------------------------------------------------------------------------------------------------
     21,310,000   V.I. Public Finance Authority, Series A                6.125    10/01/2029 1   10/01/2010 A       23,314,206
------------------------------------------------------------------------------------------------------------------------------
     10,820,000   V.I. Public Finance Authority, Series A                6.375    10/01/2019 1   01/01/2010 A       11,833,942
------------------------------------------------------------------------------------------------------------------------------
     12,000,000   V.I. Public Finance Authority, Series A                6.500    10/01/2024 1   10/01/2010 A       13,260,600
------------------------------------------------------------------------------------------------------------------------------
      2,665,000   V.I. Public Finance Authority, Series E                5.875    10/01/2018     10/01/2008 A        2,775,651
------------------------------------------------------------------------------------------------------------------------------
        900,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                                           0.000 5  05/15/2008     05/15/2008            866,538
------------------------------------------------------------------------------------------------------------------------------
      1,015,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                                           0.000 5  05/15/2012     12/28/2009 B          987,534
------------------------------------------------------------------------------------------------------------------------------
         80,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                                           0.000 5  05/15/2014     05/15/2014             78,109
------------------------------------------------------------------------------------------------------------------------------
      1,575,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                                           5.000    05/15/2021     08/09/2010 D        1,601,145
------------------------------------------------------------------------------------------------------------------------------
      1,440,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                                           5.000    05/15/2031     05/15/2011 A,B      1,463,040
------------------------------------------------------------------------------------------------------------------------------
      1,470,000   V.I. Water & Power Authority                           5.375    07/01/2010     07/01/2008 A        1,503,151
                                                                                                                --------------

                                                                                                                   721,374,259
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,276,006,213)--104.5%                                                        4,396,503,058
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.5)                                                                      (188,370,708)
                                                                                                                --------------
NET ASSETS--100.0%                                                                                              $4,208,132,350
                                                                                                                ==============

                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

E. Date of prefunded call, or maturity date if escrowed to maturity.

F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of December
31, 2006 was $23,753,087, which represents 0.56% of the Fund's net assets. See
Note 5 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after
December 31, 2006. See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS December 31, 2006
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down       EDA        Economic Devel. Authority
           Syndrome                            EFC        Environmental Facilities Corp.
ACLD       Adults and Children with Learning   ERDA       Energy Research and Devel. Authority
           and Developmental Disabilities      FHA        Federal Housing Agency/Authority
ALIA       Alliance of Long Island Agencies    FNHC       Ferncilff Nursing Home Company
BFCC       Brookdale Family Care Center        FREE       Family Residences and Essential
BID        Business Improvement District                  Enterprises
BOCES      Board of Cooperative Educational    GO         General Obligation
           Services                            GSHMC      Good Samaritan Hospital Medical
CAB        Capital Appreciation Bond                      Center
CCDRCA     Catholic Charities of the Diocese   HDC        Housing Devel. Corp.
           of Rockville Centre and Affiliates  HFA        Housing Finance Agency/Authority
CCFDP      Child Care Facilities Devel.        HFC        Housing Finance Corp.
           Program                             HJDOI      Hospital for Joint Diseases Orthopedic
CFGA       Child and Family Guidance Assoc.               Institute
CHSLI      Catholic Health Services of Long    HKSB       Helen Keller Services for the Blind
           Island                              IDA        Industrial Devel. Agency
CMA        Community Mainstreaming             IGHL       Independent Group Home for Living
           Associates, Inc.                    IMEPCF     Industrial, Medical and Environmental
COP        Certificates of Participation                  Pollution Control Facilities
CRR        Center for Rapid Recovery           ITEMECF    Industrial, Tourist, Educational,
CSD        Central School District                        Medical and Environmental Community Facilities
CSMR       Community Services for the          JDAM       Julia Dyckman Andrus Memorial
           Mentally Retarded                   JFK        John Fitzgerald Kennedy
Con Ed     Consolidated Edison Company         KR         Kateri Residence
DA         Dormitory Authority                 L.I.       Long Island
DDI        Developmental Disabilities          LGAC       Local Government Assistance Corp.
           Institute
DIAMONDS   Direct Investment of Accrued
           Municipals

                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS Continued
--------------------------------------------------------------------------------

LGSC       Local Government Services Corp.         SCHC   Senior Citizen Housing Corp.
LILCO      Long Island Lighting Corp.              SCHRC  St. Charles Hospital
MMC        Mercy Medical Center                           and Rehabilitation Center
MMWNHC     Mary Manning Walsh Nursing Home         SCSB   Schuyler Community Services Board
           Company                                 SCSMC  St. Catherine of Sienna Medical Center
MSH/NYU    Mount Sinai Hospital/New York           SFH    St. Francis Hospital
           University                              SONYMA State of New York Mortgage Agency
MTA        Metropolitan Transportation Authority   SUNY   State University of New York
NIMO       Niagara Mohawk Power Corp.              SV     Sienna Village
NY/NJ      New York/New Jersey                     TASC   Tobacco Settlement Asset-Backed Bonds
NYC        New York City                           TFABs  Tobacco Flexible Amortization Bonds
NYS        New York State                          UDC    Urban Devel. Corp.
NYU        New York University                     USBFCC Urban Strategies Brookdale
PACES      Potsdam Auxiliary and College                  Family Care Center
           Educational Service                     V.I.   United States Virgin Islands
RIBS       Residual Interest Bonds                 WORCA  Working Organization for Retarded
RITES      Residual Interest Tax Exempt Security          Children and Adults
ROLs       Residual Option Longs                   YMCA   Young Men's Christian Assoc.
Res Rec    Resource Recovery Facility

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS December 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $ 1,240,085,542       28.2%
Hospital/Health Care                                     477,130,522       10.8
Marine/Aviation Facilities                               395,748,425        9.0
General Obligation                                       389,456,437        8.9
Electric Utilities                                       271,134,848        6.2
Special Assessment                                       209,450,687        4.8
Highways/Railways                                        188,532,298        4.3
Municipal Leases                                         188,044,179        4.3
Single Family Housing                                    133,827,242        3.0
Not-for-Profit Organization                              130,940,554        3.0
Airlines                                                 124,154,910        2.8
Higher Education                                         123,962,842        2.8
Sales Tax Revenue                                        117,298,723        2.7
Multifamily Housing                                      110,419,714        2.5
Resource Recovery                                         65,593,579        1.5
Education                                                 62,813,588        1.4
Water Utilities                                           60,059,252        1.4
Manufacturing, Non-Durable Goods                          24,554,440        0.6
Gas Utilities                                             23,464,769        0.5
Adult Living Facilities                                   23,051,847        0.5
Special Tax                                               12,282,163        0.3
Pollution Control                                          8,223,714        0.2
Manufacturing, Durable Goods                               6,671,080        0.1
Paper, Containers & Packaging                              5,551,579        0.1
Parking Fee Revenue                                        4,050,124        0.1
                                                     ---------------------------
Total                                                $ 4,396,503,058      100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------
Investments, at value (cost $4,276,006,213)--see accompanying
   statement of investments                                          $  4,396,503,058
--------------------------------------------------------------------------------------
Cash                                                                        1,307,615
--------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                   56,356,716
Investments sold                                                           24,193,011
Shares of beneficial interest sold                                          8,078,799
Other                                                                          67,536
                                                                     -----------------
Total assets                                                            4,486,506,735

--------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)            189,685,367
Payable on borrowings (See Note 6)                                         63,700,000
Investments purchased on a when-issued basis or forward commitment         13,441,251
Shares of beneficial interest redeemed                                      7,950,392
Distribution and service plan fees                                          2,626,803
Trustees' compensation                                                        522,889
Transfer and shareholder servicing agent fees                                 136,633
Interest expense                                                              135,805
Shareholder communications                                                     94,744
Other                                                                          80,501
                                                                     -----------------
Total liabilities                                                         278,374,385

--------------------------------------------------------------------------------------
NET ASSETS                                                           $  4,208,132,350
                                                                     =================

--------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------
Paid-in capital                                                      $  4,084,482,909
--------------------------------------------------------------------------------------
Accumulated net investment income                                           7,862,783
--------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (4,710,187)
--------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                120,496,845
                                                                     -----------------
NET ASSETS                                                           $  4,208,132,350
                                                                     =================

                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,784,037,313 and
818,219,027 shares of beneficial interest outstanding)                                           $3.40
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)  $3.52
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $318,451,727 and 93,724,506 shares
of beneficial interest outstanding)                                                              $3.40
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,105,643,310 and 326,106,847 shares
of beneficial interest outstanding)                                                              $3.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Interest                                                                            $   211,339,481
----------------------------------------------------------------------------------------------------
Other income                                                                                  1,618
                                                                                     ---------------
Total Investment Income                                                                 211,341,099

----------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------
Management fees                                                                          16,641,635
----------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                   6,670,698
Class B                                                                                   3,468,296
Class C                                                                                  11,276,609
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     787,599
Class B                                                                                     216,323
Class C                                                                                     462,819
----------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                     122,292
Class B                                                                                      50,932
Class C                                                                                      45,567
----------------------------------------------------------------------------------------------------
Interest expense and fees from short-term floating rate notes issued(See Note 1)          7,312,208
----------------------------------------------------------------------------------------------------
Interest expense                                                                          2,663,387
----------------------------------------------------------------------------------------------------
Accounting service fees                                                                   1,254,256
----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      229,772
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  24,185
----------------------------------------------------------------------------------------------------
Administration service fees                                                                   1,500
----------------------------------------------------------------------------------------------------
Other                                                                                       486,147
                                                                                    ----------------
Total expenses                                                                           51,714,225
Less reduction to custodian expenses                                                         (3,818)
                                                                                    ----------------
Net expenses                                                                             51,710,407

----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   159,630,692

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          3,814,943
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                     43,852,868

----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   207,298,503
                                                                                    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                    2006                2005
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                           $   159,630,692     $   148,194,862
-----------------------------------------------------------------------------------------------------
Net realized gain                                                     3,814,943          23,392,878 1
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                43,852,868           8,469,735 1
                                                                -------------------------------------
Net increase in net assets resulting from operations                207,298,503         180,057,475

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (107,345,837)        (97,113,843)
Class B                                                             (11,134,838)        (13,300,725)
Class C                                                             (36,565,214)        (36,618,215)
                                                                -------------------------------------
                                                                   (155,045,889)       (147,032,783)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             160,158,935         414,607,965
Class B                                                             (64,819,345)        (42,265,134)
Class C                                                             (48,015,573)         90,369,591
                                                                -------------------------------------
                                                                     47,324,017         462,712,422

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                       99,576,631         495,737,114
-----------------------------------------------------------------------------------------------------
Beginning of period                                               4,108,555,719       3,612,818,605
                                                                -------------------------------------
End of period (including accumulated net investment
income of $7,862,783 and $3,277,980, respectively)              $ 4,208,132,350     $ 4,108,555,719
                                                                =====================================

1. Amounts include immaterial adjustments, see Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                          $   207,298,503
----------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                                    (1,063,467,787)
Proceeds from disposition of investment securities                                      954,492,604
Short-term investment securities, net                                                    33,936,942
Premium amortization                                                                     21,057,977
Discount accretion                                                                       (6,192,879)
Net realized gain on investments                                                         (3,814,943)
Net change in unrealized appreciation on investments                                    (43,852,868)
Decrease in interest receivable                                                           4,095,007
Increase in receivable for securities sold                                               (4,743,590)
Increase in other assets                                                                    (27,639)
Decrease in payable for securities purchased                                             (5,187,226)
Decrease in payable for accrued expenses                                                   (331,617)
                                                                                    ----------------
Net cash used in operating activities                                                    93,262,484

----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                            792,500,000
Payments on bank borrowing                                                             (900,300,000)
Proceeds from short-term floating rate notes issued                                     120,975,367
Proceeds from shares sold                                                               777,731,810
Payment on shares redeemed                                                             (838,583,927)
Cash distributions paid                                                                 (45,735,821)
                                                                                    ----------------
Net cash provided by financing activities                                               (93,412,571)
----------------------------------------------------------------------------------------------------
Net decrease in cash                                                                       (150,087)
----------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                   1,457,702
                                                                                    ----------------
Cash, ending balance                                                                $     1,307,615
                                                                                    ================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $109,314,212.
Cash paid for interest on bank borrowings--$2,942,433.
Cash paid for interest on short-term notes issued--$7,312,208.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,               2006            2005              2004              2003                2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $      3.36     $      3.33       $      3.32       $      3.31         $      3.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .14 1           .14 1             .14 1             .14                 .15
Net realized and unrealized gain                   .03             .03               .01               .01                 .05
                                           -----------------------------------------------------------------------------------------
Total from investment operations                   .17             .17               .15               .15                 .20
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.13)           (.14)             (.14)             (.14)               (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $      3.40     $      3.36       $      3.33       $      3.32         $      3.31
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                5.30%           5.13%             4.77%             4.80%               6.33%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $ 2,784,037     $ 2,589,629       $ 2,155,310       $ 1,944,385         $ 1,868,271
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 2,696,464     $ 2,380,822       $ 2,029,517       $ 1,894,331         $ 1,472,317
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.10%           4.12%             4.30%             4.51%               4.65%
Expenses excluding interest and fees on
short-term floating rate notes issued             0.79%           0.79%             0.77%             0.76%               0.74%
Interest and fees on short-term
floating rate notes issued 7                      0.18%           0.03% 8           0.01% 8           0.00% 8             0.00% 8
                                           -----------------------------------------------------------------------------------------
Total expenses                                    0.97% 4         0.82% 4,8         0.78% 4,8         0.76% 4,5,8         0.74 4,6,8
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             23%             19% 9             16% 9             28% 9               21% 9

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

8. Amounts have been adjusted to reflect the inclusion of interest expense and fees related to the Fund's investment in certain inverse floating rate securities. These adjustments are not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

9. Portfolio turnover has been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings. This adjustment is not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS B     YEAR ENDED DECEMBER 31,              2006         2005           2004            2003             2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   3.36     $   3.32       $   3.32        $   3.31         $   3.27
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .11 1        .11 1          .12 1           .12              .13
Net realized and unrealized gain                  .04          .04             --             .01              .05
                                             ----------------------------------------------------------------------------
Total from investment operations                  .15          .15            .12             .13              .18
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.11)        (.11)          (.12)           (.12)            (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   3.40     $   3.36       $   3.32        $   3.32         $   3.31
                                             ============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               4.48%        4.62%          3.65%           3.99%            5.53%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $318,452     $379,045       $417,473        $444,537         $383,690
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $346,849     $398,461       $427,486        $429,564         $261,858
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.31%        3.34%          3.52%           3.72%            3.85%
Expenses excluding interest
and fees on short-term
floating rate notes issued                       1.59%        1.58%          1.55%           1.55%            1.51%
Interest and fees on short-term
floating rate notes issued 7                     0.18%        0.03% 8        0.01% 8         0.00% 8          0.00% 8
                                             ----------------------------------------------------------------------------

Total expenses                                   1.77% 4      1.61% 4,8      1.56% 4,5,8     1.55% 4,5,8      1.51% 4,6,8

-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%          19% 9          16% 9           28% 9            21% 9

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

8. Amounts have been adjusted to reflect the inclusion of interest expense and fees related to the Fund's investment in certain inverse floating rate securities. These adjustments are not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

9. Portfolio turnover has been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings. This adjustment is not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED DECEMBER 31,                2006           2005             2004             2003             2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     3.35     $     3.32       $     3.31       $     3.30         $   3.26
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 1          .11 1            .12 1            .12              .13
Net realized and unrealized gain                    .04            .03              .01              .01              .05
                                             -----------------------------------------------------------------------------------
Total from investment operations                    .15            .14              .13              .13              .18
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income               (.11)          (.11)            (.12)            (.12)            (.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     3.39     $     3.35       $     3.32       $     3.31         $   3.30
                                             ===================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 4.52%          4.35%            4.00%            4.02%            5.54%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $1,105,643     $1,139,882       $1,040,035       $1,006,103         $894,469
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $1,127,896     $1,095,066       $1,009,112       $  977,323         $574,124
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              3.34%          3.36%            3.55%            3.74%            3.82%
Expenses excluding interest and fees on
short-term floating rate notes issued              1.56%          1.56%            1.52%            1.52%            1.51%
Interest and fees on short-term
floating rate notes issued 7                       0.18%          0.03% 8          0.01% 8          0.00% 8          0.00% 8
                                             -----------------------------------------------------------------------------------
Total expenses                                     1.74% 4        1.59% 4,8        1.53% 4,8        1.52% 4,5,8      1.51% 4,6,8
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%            19% 9            16% 9            28% 9            21% 9

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

8. Amounts have been adjusted to reflect the inclusion of interest expense and fees related to the Fund's investment in certain inverse floating rate securities. These adjustments are not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

9. Portfolio turnover has been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings. This adjustment is not considered material to previously issued financial statements. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of
Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.
The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and

                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased
$13,441,251 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 5% of its total assets in inverse floaters.
Inverse floaters amount to $190,767,386 as of December 31, 2006, which represents 4.25% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the

                    74 | LIMITED TERM NEW YORK MUNICIPAL FUND

short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its
Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the
Trust are recorded on the Fund's Statement of Operations. At December 31, 2006
municipal bond holdings with a value of $379,609,759 shown on the Fund's
Statement of Investments are held by such Trusts and serve as collateral for the
$189,685,367 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                              COUPON   MATURITY         VALUE AS OF
AMOUNT          INVERSE FLOATER 1                      RATE 2       DATE   DECEMBER 31, 2006
---------------------------------------------------------------------------------------------
$   7,250,000   NYC GO RITES                            3.210%    6/1/23   $       8,933,305
    8,755,000   NYC HDC RITES                           4.500     7/1/25           9,935,349
    5,665,000   NYS DA (MSH/NYU Hospital
                Center/HJDOI Obligated Group) RITES     7.269     7/1/16           6,559,957
    5,770,000   NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group) RITES            7.269     7/1/15           6,677,679
   50,500,000   NYS DA RITES                            4.160    8/15/25          53,977,935
    5,680,000   NYS DA ROLs                             4.185     7/1/16           5,900,611
   13,655,000   NYS Thruway Authority ROLs              3.931     1/1/15          14,113,808
    9,175,000   Port Authority NY/NJ RITES              6.630     6/1/12          11,970,164
    5,930,000   Port Authority NY/NJ RITES              3.840    10/1/19           6,324,819
    1,075,000   Puerto Rico Municipal Finance
                Agency RITES                            6.292     8/1/13           1,214,696
   36,720,000   TSASC, Inc. (TFABs) RITES               3.620     6/1/22          38,052,569
   25,000,000   TSASC, Inc. (TFABs) RITES               4.050     6/1/26          26,263,500
                                                                           -----------------
                                                                           $     189,924,392
                                                                           =================

1.    For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on pages 63 and 64.

2.    Represents the current interest rate for a variable rate bond known as an
"inverse floater."

Certain previously reported amounts have been adjusted by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under Statement of Financial Accounting
Standard No. 140, ACCOUNTING FOR

                    75 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.
The changes relate to the reported amounts of realized and unrealized gains, and to the Fund's expense ratios and portfolio turnover rates. These adjustments have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements. The December 31, 2006 Statement of Assets and Liabilities
includes a decrease to "Accumulated net realized loss on investments," an increase to "Cost of investments" and a decrease to "Net unrealized appreciation on investments," in the amount of $1,422,493 related to reversals of losses previously realized in the Fund's fiscal years prior to 2005.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                  LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
   -------------------------------------------------------------------------
   $8,813,733                 $--            $2,591,899         $118,378,555

1. As of December 31, 2006, the Fund had $2,591,899 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforward were as follows:

                               EXPIRING
                               ---------------------
                               2011       $2,591,899

                    76 | LIMITED TERM NEW YORK MUNICIPAL FUND

2. During the fiscal year ended December 31, 2006, the Fund utilized $3,551,944 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2005, the Fund utilized $22,429,899 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2006   DECEMBER 31, 2005
       -----------------------------------------------------------------
       Distributions paid from:
       Ordinary income             $       2,103,375   $              --
       Exempt-interest dividends         152,942,514         147,032,783
                                   -------------------------------------
       Total                       $     155,045,889   $     147,032,783
                                   =====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities    $ 4,088,439,136
                                                 ===============

               Gross unrealized appreciation     $   125,578,906
               Gross unrealized depreciation          (7,200,351)
                                                 ---------------
               Net unrealized appreciation       $   118,378,555
                                                 ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December
31, 2006, the Fund's projected benefit obligations were increased by $118,626 and payments of $12,418 were made to retired trustees, resulting in an accumulated liability of $497,200 as of December 31, 2006.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though

                    77 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

equal dollar amounts had been invested in shares of the Fund or in other
Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                    78 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED DECEMBER 31, 2006     YEAR ENDED DECEMBER 31, 2005
                                      SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                             173,487,431   $  585,095,577     208,078,237   $  699,163,973
Dividends and/or
distributions reinvested          22,252,589       75,080,525      20,067,351       67,408,549
Redeemed                        (148,275,861)    (500,017,167)   (104,810,484)    (351,964,557)
                                ---------------------------------------------------------------
Net increase                      47,464,159   $  160,158,935     123,335,104   $  414,607,965
                                ===============================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                               3,638,956   $   12,243,715       8,770,420   $   29,410,244
Dividends and/or
distributions reinvested           2,170,671        7,311,869       2,508,730        8,412,733
Redeemed                         (25,053,087)     (84,374,929)    (23,879,394)     (80,088,111)
                                ---------------------------------------------------------------
Net decrease                     (19,243,460)  $  (64,819,345)    (12,600,244)  $  (42,265,134)
                                ===============================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                              53,552,565   $  179,923,090      71,465,180   $  239,258,691
Dividends and/or
distributions reinvested           8,008,146       26,921,818       7,919,686       26,513,365
Redeemed                         (75,879,992)    (254,860,481)    (52,400,465)    (175,402,465)
                                ---------------------------------------------------------------
Net increase (decrease)          (14,319,281)  $  (48,015,573)     26,984,401   $   90,369,591
                                ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December
31, 2006, were as follows:

                              PURCHASES          SALES
------------------------------------------------------
Investment securities    $1,063,467,787   $954,492,604

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ------------------------------------------
                       Up to $100 million                   0.50%
                       Next $150 million                    0.45
                       Next $1.75 billion                   0.40
                       Next $3 billion                      0.39
                       Over $5 billion                      0.38

                    79 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of
$12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended
December 31, 2006, the Fund paid $1,254,256 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended December 31, 2006, the Fund paid
$1,465,018 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class C shares were $24,041,754. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

                    80 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A        CLASS B        CLASS C
                            CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                          FRONT-END       DEFERRED       DEFERRED       DEFERRED
                      SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                        RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED              DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
December 31, 2006          $822,691        $88,926       $598,604       $153,493
--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other
Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement.
Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

                    81 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

      For the year ended December 31, 2006, the average daily loan balance was
$56,118,904 at an average daily interest rate of 4.9590%. The Fund had borrowings outstanding of $63,700,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of
$792,500,000 and $900,300,000, respectively, during the year ended December 31,
2006. The maximum amount of borrowings outstanding at any month-end during the year ended December 31, 2006 was $171,500,000. The Fund paid $326,266 in fees and $2,942,433 in interest during the year ended December 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment

                    82 | LIMITED TERM NEW YORK MUNICIPAL FUND

Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                    83 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                     A-7

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1

                  B-19
               Appendix B

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(2) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(3)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and SAI of the applicable  Oppenheimer  funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(4)

     4) Group Retirement Plans(5)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                       Applicability of Class A Contingent
                        Deferred Sales Charges in Certain
                                      Cases
--------------------------------------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(6)  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_|  Purchases of Class A shares,  prior to March 1, 2007,  by a Retirement
Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge  prior to March 1, 2001.  That  included plans  (other than IRA or 403(b)(7)  Custodial  Plans)  that:  1) bought  shares costing  $500,000 or more,  2) had at the time of purchase 100 or more  eligible employees  or total plan  assets of  $500,000 or more,  or 3)  certified  to the
Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

                       Waivers of Class A Sales Charges of
                                Oppenheimer Funds
--------------------------------------------------------------------------------

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     |_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement
Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge  prior to March 1, 2001.  That  included plans  (other than IRA or 403(b)(7)  Custodial  Plans)  that;  1) bought  shares costing  $500,000 or more,  2) had at the time of purchase 100 or more  eligible employees  or total plan  assets of  $500,000 or more,  or 3)  certified  to the
Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     B.  Waivers of Initial and  Contingent  Deferred  Sales  Charges in Certain
Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested from the Fund or other  Oppenheimer  funds (other than
Oppenheimer  Cash  Reserves) or unit  investment  trusts for which  reinvestment arrangements have been made with the Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     |_| Shares purchased in amounts of less than $5.

     Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession  at the annual  rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_| Retirement Plans that have $5 million or more in plan assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales charge may be waved for redemptions of shares requested by the shareholder of record within 60 days  following the  termination  by the  Distributor of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

                     Waivers of Class B, Class C and Class N
                       Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales charge may be waved for redemptions of shares requested by the shareholder of record within 60 days  following the  termination  by the  Distributor of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_| Distributions(9)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

                      Special Sales Charge Arrangements for
                       Shareholders of Certain Oppenheimer
                      Funds Who Were Shareholders of Former
                              Quest for Value Funds
--------------------------------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the  Prospectus  or SAI of the
Oppenheimer  funds are modified as described  below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible,  those persons must have been  sharheolders on November 24, 1995, when  OppenheimerFunds,  Inc.
became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.
   Oppenheimer Small- & Mid- Cap Value
   Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value
   Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income
   Fund
   Quest for Value New York Tax-Exempt Fun
   Quest for Value Investment Quality
   Income Fund
   Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund
   Quest for Value California Tax-Exempt
   Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

     A. Reductions or Waivers of Class A Sales Charges.

     Reduced  Class A Initial  Sales Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible     Initial Sales Charge as  Initial Sales Charge   Concession as %
Employees or Members   a % of Offering Price    as a % of Net Amount   of Offering
                                                Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Limited Term New York Municipal Fund

Internet Website
     www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALLOPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0355.001.0407

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                      1
                          ROCHESTER PORTFOLIO SERIES
                     LIMITED TERM NEW YORK MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Amended and  Restated  Agreement  and  Declaration  of Trust dated
      1/26/95:  Previously filed with  Registrant's  Post Effective  Amendment
      No. 7 filed 1/11/96, and incorporated herein by reference.

(ii)  Amendment  dated  11/1/95 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 7 filed 1/11/96,  and incorporated  herein by reference.

(iii) Amendment  dated  6/17/97 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 16 filed 4/30/02,  and incorporated herein by reference.

(iv)  Amendment  dated  6/10/98 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 16 filed 4/30/02,  and incorporated herein by reference.

(v)   Amendment No. 4 dated 6/10/02 to the Amended and Restated  Agreement and
      Declaration of Trust dated 1/26/95:  Previously filed with  registrant's
      Post Effective  Amendment No. 17 filed 2/25/03,  and incorporated herein by reference.

(vi)  Amendment  No. 5 dated  10/03/05 to the Amended and  Restated  Agreement
      and   Declaration  of  Trust  dated  1/26/95:   Previously   filed  with
      registrant's  Post  Effective  Amendment  No.  21  filed  4/26/06,   and
      incorporated herein by reference.

(b)   (i)    By-laws:   Previously  filed  with  registrant's  Post  Effective
      Amendment No. 21 filed 4/26/06,  and incorporated herein by reference.

      (ii)  Amendment No. 1 to By-laws dated  7/22/98.  Previously  filed with
      Registrant's  Post  Effective  Amendment  No.  14  filed  4/26/00,   and
      incorporated herein by reference.

      (iii) Amendment No. 2 to By-Laws dated 10/03/05:  Previously  filed with
      registrant's  Post  Effective  Amendment  No.  21  filed  4/26/06,   and
      incorporated herein by reference.

(c)   (i)   Class  A  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's  Post  Effective  Amendment  No.  16  filed  4/30/02,   and
      incorporated herein by reference.

      (ii)  Class  B  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's  Post  Effective  Amendment  No.  16  filed  4/30/02,   and
      incorporated herein by reference.

      (iii) Class  C  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's  Post  Effective  Amendment  No.  16  filed  4/30/02,   and
      incorporated herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement  dated 1/1/05 with
      OppenheimerFunds,    Inc.:    Previously    filed   with    Registrant's
      Post-Effective  Amendment No. 19 filed 2/25/05,  and incorporated herein by reference.

(e)   (i)   General  Distributor's  Agreement  dated  1/4/96 with  Oppenheimer
      Funds  Distributor,   Inc.:  Previously  filed  with  Registrant's  Post
      Effective  Amendment No. 7 filed  1/11/96,  and  incorporated  herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      34 to the Registration Statement of Oppenheimer Main Street Funds, Inc.
      (Reg. No. 33-17850), 10/23/06, and incorporated herein by reference.

(f)   (i)   Form of Compensation Deferral Agreement for Disinterested
      Trustees/Directors: Previously filed with Post-Effective Amendment No.
      40 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/27/98, and incorporated herein by reference.

      (ii)  Amended and Restated Retirement Plan for Non-Interested Trustees
      or Directors dated 12/12/00: Previously filed with Registrant's
      Post-Effective Amendment No. 49 to the Registration Statement of
      Oppenheimer Quest For Value Funds (Reg. No. 33-15489), 2/09/01, and
      incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
      September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 27 to the Registration
      Statement of Oppenheimer California Municipal Fund (Reg. No. 33-23566),
      9/26/03, and incorporated herein by reference.

      (ii)  Amended and Restated Foreign Custody Manager Agreement dated May
      31, 2001, as amended July 15, 2003: Previously filed with the
      Pre-Effective Amendment No. 1 to the Registration Statement of
      Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014),
      8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 2/24/97:  Incorporated by reference to the Registrant's Rule 24f-2 Notice filed 2/27/97.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   (i)   Investment Letter regarding Class B shares from  OppenheimerFunds,
      Inc.:  Previously filed with Registrant's  Post Effective  Amendment No.
      9, filed 2/28/97, and incorporated herein by reference.

      (ii)   Investment    Letter    regarding    Class    C    shares    from
      OppenheimerFunds,   Inc.:   Previously  filed  with   Registrant's  Post
      Effective  Amendment No. 9, filed 2/28/97,  and  incorporated  herein by reference.

(m)   (i)   Amended and Restated  Service Plan and Agreement with  Oppenheimer
      Funds  Distributor,  Inc. for Class A Shares dated 10/06/05:  Previously filed with registrant's  Post Effective  Amendment No. 21 filed 4/26/06, and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for  Class  B  Shares  dated  as  of  10/06/05:  Previously  filed  with
      registrant's  Post  Effective  Amendment  No.  21  filed  4/26/06,   and
      incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      for  Class  C  Shares  dated  as  of  10/06/05:  Previously  filed  with
      registrant's  Post  Effective  Amendment  No.  21  filed  4/26/06,   and
      incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
      10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
      Registration Statement of Oppenheimer Capital Income Fund (Reg. No.
      2-33043), 11/21/06, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors and Principal
      Officers dated April 4, 2005: Previously filed with Post-Effective
      Amendment No. 29 to the Registration Statement of Oppenheimer
      Convertible Securities Fund (Reg. No. 33-3076), 4/28/05, and
      incorporated herein by reference.

      (ii) Power of Attorney for David K. Downes dated January 17, 2006:
      Previously filed with Post-Effective Amendment No. 54 to the
      Registration Statement of Oppenheimer Quest Value Fund, Inc. (Reg. No.
      2-65223), 2/27/06, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
      March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940:
      Previously filed with Post-Effective Amendment No. 13 to the
      Registration Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533),
      4/07/06, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a)  OppenheimerFunds,  Inc. is the investment  adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholders Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel  & Legal  Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co. (February 2004-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary  (since  December 2001) of:  Centennial
Vice President & Secretary     Asset  Management  Corporation,  OppenheimerFunds
                               Distributor,  Inc.,  HarbourView Asset Management
                               Corporation  (since June 2003),  Oppenheimer Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,   Inc.,  Shareholder  Services,   Inc.,
                               Trinity Investment Management  Corporation (since
                               January 2005),  OppenheimerFunds  Legacy Program,
                               OFI Private  Investments,  Inc. (since June 2003)
                               and  OFI  Institutional  Asset  Management,  Inc.
                               (since June  2003).  Assistant  Secretary  of OFI
                               Trust Company (since December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Bailey,               Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. (since March 2006).  Formerly Vice President
                               at T. Rowe Price  Group  (September  2000-January
                               2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Baldwin,               President and Director of  Shareholder  Financial
Executive Vice President       Services,  Inc. and  Shareholder  Services,  Inc.
                               Formerly   Managing  Director  at  Deutsche  Bank
                               (March 2001 - March 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Bass,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Baylin,                   Formerly  Portfolio  Manager at J.P. Morgan (June
Vice President                 2002-August 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald B. Bellamy,             Assistant  Vice  President  (Sales Manager of the
Assistant Vice President       International   Division)  of  OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Bleimehl,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               None
Vice President & Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett C. Broadrup            Formerly  an  Associate  at Davis  Polk & Wardell
Assistant Vice President &     (October 2002 - October 2006).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephanie Bullington,          Formerly  Fund  Accounting   Manager  at  Madison
Assistant Vice President       Capital  Management  Company (July 2005 - October
                               2005 and Fund  Accounting  Officer at Butterfield
                               Fund Services  (Bermuda)  Limited (a wholly owned
                               subsidiary of the Bank of NT  Butterfield & Sons)
                               (September 2003 - June 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoffrey Caan,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dale William Campbell          Formerly   Manager  at   OppenheimerFunds,   Inc.
Assistant Vice President       (1993-January 2007).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald James Concepcion,       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholder  Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cheryl Corrigan,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Belinda J. Cosper,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Dachille,                Formerly   Fixed  Income   Director  at  National
Vice President                 Railroad Retirement  Investment Trust (May 2003 -
                               May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kendra Delisa                  Formerly   (until   January   2007)   Manager  at
Assistant Vice President       OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Demarco,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gavin Dobson,                  Formerly  President at Britannic Asset Management
Vice President                 International (September 2001 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
A. Taylor Edwards,             Formerly  Associate  at  Dechert  LLP  (September
Vice President & Assistant     2000 - December 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Venkat Eleswarapu,             Formerly Associate  Professor of Finance at Texas
Vice President                 Tech  University  (July 2005 - December 2005) and
                               Assistant   Professor   of  Finance  at  Southern
                               Methodist University (January 1999 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Farkas,                Formerly  Associate  at  Epstein  Becker & Green,
Assistant Vice President and   P.C. (September 2000 - March 2006).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristie Feinberg,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Fraser,                Formerly  Attorney  in  Private  Practice  (April
Vice President & Associate     2000 - November 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Frengillo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Gerlach,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Gibson,                   Formerly  Manager at  Barclays  Capital  (January
Assistant Vice President       2002 - April 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          None
Senior Vice President &
Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Guttzeit,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert W. Hawkins,             Formerly an  Associate  at Shearman  and Sterling
Vice President & Assistant     LLP (July 2004 - August 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heidi Heikenfeld,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annika Helgerson,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hermann,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Hourihan,                Assistant  Secretary of OFI  Institutional  Asset
Vice President & Associate     Management,  Inc.  (since April  2006).  Formerly
Counsel                        Vice    President    and   Senior    Counsel   at
                               Massachusetts  Financial  Service  Company  (June
                               2004 - March 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Hunter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of

                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               International Distributor Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel & Assistant Secretary  Shareholder  Services,  Inc.; Assistant Secretary
                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amee Kantesaria,               Formerly  Counsel at  Massachusetts  Mutual  Life
Assistant Vice President       Insurance Company (May 2005 - December 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rezo Kanovich,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Audrey Kiszla,                 Formerly   Vice   President   at  First   Horizon
Vice President                 Merchant  Services  (December  2005 - May  2006);
                               Director at Janus (January 1998 - August 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gloria LaFond,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc. and OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President of OFI Institutional  Asset Management,
Senior Vice President          Inc. as of January 2005.  Formerly Executive Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Lee,                     Formerly Vice  President at Delaware  Investments
Vice President                 (October 2000 - February 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Levitt,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie A. Libby,                Senior Vice President of OFI Private  Investment,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Misha Lozovik,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carolyn Maxson,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William T. Mazzafro,           Formerly    self-employed    as   a    consultant
Assistant Vice President       securities (January 2004 - December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trudi McKenna,                 Formerly  Leadership  Development  Supervisor  at
Assistant Vice President       JetBlue Airways (July 2003 - October 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jay Mewhirter,                 Formerly  director of Application  Development at
Vice President                 AMVESCAP (September 1999 - March 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McDonnell,              Formerly  Senior Vice  President  at Lehman Bros.
Vice President                 (April 1995 - March 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman,    Chief   Executive   Officer,   Chief
                               Investment    Officer   and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management  Corporation;   Chairman,   President;
                               Director   of   Trinity   Investment   Management
                               Corporation  and Vice  President  of  Oppenheimer
                               Real Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William McNamara,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jan Miller,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Minks,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rejeev Mohammed,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sarah Morrison,                Formerly   (until   January   2007)   Manager  at
Assistant Vice President       OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Mulcahy,                  None
Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Real   Asset   Management,    Inc.;

                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont Group Holdings,  Inc.,  HarbourView Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meaghan Murphy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Newman,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James B. O'Connell,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings (July 2004 - April 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Okray,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Parish,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Patton,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President & Chief  Management Corporation since February 2004.
Financial Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sanjeev Phansalkar,            Formerly  Consultant  at The  Solomon-Page  Group
Assistant Vice President       (October 2004 - September 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Piper,                    Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  None
Senior Vice President, Head
of Growth Equity Investments

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998 - August 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen Puckett,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Quarles,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Rhodes,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Richter,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.   Formerly   Investment  Officer  at
                               Alaska Permanent Fund  Corporation  (April 2005 -
                               February  2006);  Vice President at Loomis Sayles
                               & Co. (July 1997 - April 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Grace Roberts,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Robis,                  Formerly  a  Proprietary  Trader  at J.P.  Morgan
Assistant Vice President       Chase & Co. (May 2004-May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adrienne Ruffle,               None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Rutledge,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Anne Ryan,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Savallo                   Formerly    Senior     Business     Analyst    at
Assistant Vice President       OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Schneider,             Formerly Human Resources  Manager at ADT Security
Assistant Vice President       Services (December 2001 - July 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Beth Schellhorn,          Formerly  Human  Resources  Generalist  at  Misys
Assistant Vice President       Banking Systems (November 2000 - June 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Asutosh Shah,                  Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment  Managers  (February  2002 -  February
                               2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kamal Shah,                    Formerly Senior Vice President  Chief  Technology
Vice President                 Officer  at  Tremont  Capital  Management  (March
                               1998 - July 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nava Sharma,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Siomades,               Formerly Vice President,  Portfolio Management at
Vice President                 Curian  Capital  LLC  (December  2002 - September
                               20005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Stein,                   Formerly  Vice  President  of Client  Services at
Vice President                 XAware, Inc. (October 2002 - August 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Benjamin Stewart,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Sullivan,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Swaney,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Tartaglia,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004 - April 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice  President and Chief  Compliance  Officer of
Senior Vice President & Chief  OppenheimerFunds  Distributor,  Inc.,  Centennial
Compliance Officer             Asset  Management   Corporation  and  Shareholder
                               Services,   Inc.;  Chief  Compliance  Officer  of
                               HarbourView  Asset Management  Corporation,  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Trinity  Investment  Management
                               Corporation,   OppenheimerFunds  Legacy  Program,
                               OFI  Private   Investments  Inc.  and  OFI  Trust
                               Company and OFI  Institutional  Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas-Obusan,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca Wekesser,              Formerly   (until   January   2007)   Manager  at
Assistant Vice President       OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Werdmolder,          Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds

                               International  Distributor  Limited;  Senior Vice
                               President     (Managing     Director    of    the
                               International   Division)  of  OFI  Institutional
                               Asset Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President &
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Troy Willis,                   None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive Officer & Director of
Senior Vice President          OFI  Private   Investments,   Inc.;   Director  &
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President &        Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of  Tremont   Group   Holdings,   Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer &     Institutional Asset Management,  Inc. (since June
Director                       2003).   Management   Director   of   Oppenheimer

                               Acquisition Corp. (since December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoff Youell,                  Formerly  Principal  Consultant  at  XAware  Inc.
Assistant Vice President       (January 2004 - June 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General  Counsel of Centennial  Asset  Management
Executive Vice President &     Corporation;  General  Counsel  and  Director  of
General Counsel                OppenheimerFunds  Distributor,  Inc.; Senior Vice

                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,   Inc.   and  OFI   Trust   Company;
                               Director    and     Assistant     Secretary    of
                               OppenheimerFunds     International     Ltd    and
                               OppenheimerFunds  plc; Vice President,  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,     Inc.     and     OppenheimerFunds
                               International     Distributor    Limited;    Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anna Zatulovskaya,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald Zibelli,                Formerly  Managing  Director and Small Cap Growth
Vice President                 Team Leader at Merrill Lynch.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
          Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund

Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA

   Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds  International  Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement and listed in Item 26(b) above (except  Oppenheimer  Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco (2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rick Bettridge                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sarah Bourgraf(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Colby(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fredrick Davis                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Fereday                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Fuermann                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan((4))            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Huber(1)                    Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Hylind                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Kristenson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Maddox(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbour, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Noah Miller(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor((5))          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None
40 Rockcrest Rd.
Manhasset, NY 11030

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Sexton(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Wilde(1)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie Wimer(2)                  Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Wisneski(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 27th day of April, 2007.

                              ROCHESTER PORTFOLIO SERIES
                              LIMITED TERM NEW YORK MUNICIPAL FUND

                              By:  /s/ John V. Murphy*
                              -------------------------------------------
                              John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Thomas W. Courtney*      Chairman of the             April 27, 2007
------------------------------                           Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal

------------------------------                           Executive Officer
April 27, 2007
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief

--------------------------   Financial and               April 27, 2007
Brian W. Wixted              Accounting Officer

/s/ David K. Downes*         Trustee                     April 27, 2007

David K. Downes

/s/ John Cannon*

---------------------        Trustee                     April 27, 2007
John Cannon

/s/ Paul Y. Clinton*         Trustee                     April 27, 2007

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*

------------------------     Trustee                     April 27, 2007
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     April 27, 2007

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     April 27, 2007

---------------------
Brian Wruble

*By: /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                         ROCHESTER PORTFOLIO SERIES -
                     LIMITED TERM NEW YORK MUNICIPAL FUND

                        Registration Statement No. 22

                                EXHIBIT INDEX

Exhibit No.             Description

    23(j)         Independent Registered Public Accounting Firm's Consent